CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SENIOR LOANS(b)(c)(d)
Automobiles & Components
Automotive Keys Group, LLC		1st Lien Term Loan	8.67% (3M LIBOR + 5.00%)	11/6/2025			$1,751	$1,716	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Revolver	6.01% (SOFR + 3.50%)	1/20/2026			1	1	(e)(h)
Continental Acquisition Holdings, Inc.		1st Lien Term Loan	10.42% (3M LIBOR + 6.75%)	1/20/2027			5,974	5,855	(e)(f)
Continental Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	10.42% (3M LIBOR + 6.75%)	1/20/2027			1,450	1,421	(e)(f)
Highline Aftermarket Acquisition, LLC		1st Lien Revolver	6.87% (1M LIBOR + 3.75%)	11/10/2025			1	—	(e)(h)
Highline Aftermarket Acquisition, LLC		1st Lien Term Loan	7.62% (1M LIBOR + 4.50%)	11/9/2027			4,425	3,938	(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Term Loan	10.24% (3M LIBOR + 8.00%)	11/9/2028			5,942	5,289	(e)(f)
Highline Aftermarket Acquisition, LLC		2nd Lien Delayed Draw Term Loan	10.24% (3M LIBOR + 8.00%)	11/9/2028			4,209	3,746	(e)
Mavis Tire Express Services Topco Corp.		1st Lien Revolver		5/4/2026			1	—	(e)(h)
RealTruck Group, Inc.		1st Lien Term Loan	6.62% (1M LIBOR + 3.50%)	1/31/2028			6,493	5,643
Sun Acquirer Corp.		1st Lien Revolver	11.00% (PRIME + 4.75%)	9/8/2027			1,059	95	(e)(h)
Sun Acquirer Corp.		1st Lien Term Loan	8.56% (3M LIBOR + 5.75%)	9/8/2028			6,565	6,368	(e)
Sun Acquirer Corp.		1st Lien Term Loan	8.56% (3M LIBOR + 5.75%)	9/8/2028			1,753	1,700	(e)(f)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan	8.57% (3M LIBOR + 5.75%)	9/8/2028			4,847	3,363	(e)(h)
Sun Acquirer Corp.		1st Lien Delayed Draw Term Loan		9/8/2028			1,370	(41)	(e)(h)
Wand Newco 3, Inc.		1st Lien Term Loan	6.12% (1M LIBOR + 3.00%)	2/5/2026			10,128	9,363
Wand Newco 3, Inc.		2nd Lien Term Loan	10.37% (1M LIBOR + 7.25%)	2/5/2027			3,039	2,979	(e)(f)(i)
								51,436		2.12%
Capital Goods
AIM Acquisition, LLC		1st Lien Revolver		12/2/2025			457	(5)	(e)(h)
AIM Acquisition, LLC		1st Lien Term Loan	7.33% (3M LIBOR + 5.25%)	12/2/2025			212	210	(e)(f)
AllClear Military Inc.		1st Lien Term Loan		8/10/2025			2,109	1,054	(e)(j)
Alliance Laundry Systems LLC		1st Lien Term Loan	5.96% (3M LIBOR + 3.50%)	10/8/2027			7,910	7,570
Artera Services, LLC		1st Lien Term Loan	7.17% (3M LIBOR + 3.50%)	3/6/2025			872	706
BlueHalo Global Holdings, LLC		1st Lien Revolver	8.55% (1M LIBOR + 6.00%)	10/31/2025			759	394	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
BlueHalo Global Holdings, LLC		1st Lien Term Loan	8.34% (3M LIBOR + 6.00%)	10/31/2025				$4,100	$3,977	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	7.83% (1M EURIBOR + 7.83%)	11/24/2028				€878	862	(e)(f)
Box Bidco Limited	United Kingdom	1st Lien Term Loan	8.17% (6M LIBOR + 6.10%)	11/24/2028				1,691	1,691	(e)(f)
Clarios Global LP	Canada	1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	4/30/2026				4,925	4,648
CP Atlas Buyer Inc		1st Lien Term Loan	6.62% (1M LIBOR + 3.50%)	11/23/2027				7,634	6,618
Dynamic NC Aerospace Holdings, LLC		1st Lien Revolver	9.06% (1M LIBOR + 6.50%)	12/30/2025				1,296	246	(e)(h)
Dynamic NC Aerospace Holdings, LLC		1st Lien Term Loan	10.17% (3M LIBOR + 6.50%)	12/30/2026				3,289	3,257	(e)(f)
Dynasty Acquisition Co., Inc.		1st Lien Term Loan	6.62% (1M LIBOR + 3.50%)	4/6/2026				5,091	4,685
Electro Rent Corporation		2nd Lien Term Loan	12.07% (3M LIBOR + 9.00%)	1/31/2025				9,225	9,225	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	11.91% (3M STIBOR + 10.00%)	6/29/2026			SEK	13,056	1,177	(e)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Term Loan	8.91% (3M STIBOR + 7.00%)	6/30/2026			SEK	45,107	4,067	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan	8.19% (3M STIBOR + 7.00%)	6/30/2026			SEK	9,070	818	(e)(f)
Eleda BidCo AB (fka EISG BidCo AB)	Sweden	1st Lien Delayed Draw Term Loan		6/30/2026			SEK	8,000	(1)	(e)(h)(i)
EPS NASS Parent, Inc.		1st Lien Revolver	9.40% (3M LIBOR + 5.75%)	4/17/2026				158	64	(e)(h)
EPS NASS Parent, Inc.		1st Lien Term Loan	9.42% (3M LIBOR + 5.75%)	4/19/2028				5,788	5,788	(e)(f)
EPS NASS Parent, Inc.		1st Lien Delayed Draw Term Loan	9.42% (3M LIBOR + 5.75%)	4/19/2028				583	326	(e)(h)
Kene Acquisition, Inc.		1st Lien Revolver		8/8/2024				676	(7)	(e)(h)
Kene Acquisition, Inc.		1st Lien Term Loan	7.92% (3M LIBOR + 4.25%)	8/10/2026				2,826	2,798	(e)(f)
Kene Acquisition, Inc.		1st Lien Delayed Draw Term Loan	7.92% (3M LIBOR + 4.25%)	8/10/2026				473	468	(e)(f)
Kodiak BP, LLC		1st Lien Term Loan	6.92% (3M LIBOR + 3.25%)	3/12/2028				7,754	7,095
LBM Acquisition LLC		1st Lien Term Loan	7.12% (3M LIBOR + 3.75%)	12/17/2027				8,348	7,267
Lower ACS, Inc.		1st Lien Revolver		1/7/2028				2,356	—	(e)(h)
Lower ACS, Inc.		1st Lien Term Loan	8.87% (1M LIBOR + 5.75%)	1/7/2028				9,734	9,734	(e)(f)
Lower ACS, Inc.		1st Lien Delayed Draw Term Loan	8.87% (1M LIBOR + 5.75%)	1/7/2028				8,173	288	(e)(h)
Madison IAQ LLC		1st Lien Term Loan	6.82% (3M LIBOR + 3.25%)	6/21/2028				7,452	6,870

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Maverick Acquisition, Inc.		1st Lien Term Loan	9.92% (3M LIBOR + 6.25%)	6/1/2027				$5,307	$4,936	(e)(f)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan	9.92% (3M LIBOR + 6.25%)	6/1/2027				1,909	1,076	(e)(h)
Maverick Acquisition, Inc.		1st Lien Delayed Draw Term Loan		6/1/2027				1,255	(88)	(e)(h)
Noble Aerospace, LLC		1st Lien Revolver		9/14/2023				1,400	—	(e)(h)
Noble Aerospace, LLC		1st Lien Term Loan	7.62% (1M LIBOR + 4.50%)	9/14/2023				2,138	2,138	(e)(f)
Osmose Utilities Services, Inc.		2nd Lien Term Loan	9.87% (1M LIBOR + 6.75%)	6/25/2029				8,237	7,743	(e)
Osmosis Buyer Limited		1st Lien Term Loan	6.35% (SOFR + 3.75%)	7/31/2028				7,547	6,996
Osmosis Buyer Limited		1st Lien Term Loan		7/31/2028				6,474	6,008	(i)
Osmosis Buyer Limited		1st Lien Delayed Draw Term Loan		7/31/2028				1,471	1,366	(i)
Prime Buyer, L.L.C.		1st Lien Revolver	8.90% (SOFR + 5.25%)	12/22/2026				3,985	379	(e)(h)
Prime Buyer, L.L.C.		1st Lien Term Loan	8.80% (SOFR + 5.25%)	12/22/2026				7,316	7,097	(e)(f)
Prime Buyer, L.L.C.		1st Lien Term Loan	8.90% (SOFR + 5.25%)	12/22/2026				7,934	7,696	(e)(f)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Revolver	7.94% (SONIA + 5.75%)	3/29/2025			₤	186	42	(e)(h)
Radius Aerospace Europe Limited	United Kingdom	1st Lien Term Loan	9.46% (SOFR + 5.75%)	3/29/2025				1,582	1,534	(e)(f)
Radius Aerospace, Inc.		1st Lien Revolver	8.80% (SOFR + 5.75%)	3/29/2025				429	159	(e)(h)
Radius Aerospace, Inc.		1st Lien Term Loan	9.45% (SOFR + 5.75%)	3/29/2025				2,259	2,191	(e)(f)
Sigma Electric Manufacturing Corporation		1st Lien Revolver		10/31/2022				1	—	(e)(h)
Sigma Electric Manufacturing Corporation		1st Lien Term Loan	8.43% (3M LIBOR + 4.75%)	10/31/2023				403	403	(e)(f)
Specialty Building Products Holdings, LLC		1st Lien Term Loan	6.30% (1M LIBOR + 3.25%)	10/15/2028				5,470	4,913
SRS Distribution Inc.		1st Lien Term Loan	6.18% (SOFR + 3.50%)	6/2/2028				3,353	3,075
SRS Distribution Inc.		1st Lien Term Loan	6.31% (3M LIBOR + 3.50%)	6/2/2028				4,067	3,745
Star US Bidco LLC		1st Lien Term Loan	7.37% (1M LIBOR + 4.25%)	3/17/2027				1,548	1,461
Sunk Rock Foundry Partners LP		1st Lien Term Loan	5.75% (3M LIBOR + 4.75%)	10/31/2023				200	200	(e)(f)
TransDigm Group Incorporated		1st Lien Term Loan	5.92% (3M LIBOR + 2.25%)	12/9/2025				5,185	4,960
Traverse Midstream Partners LLC		1st Lien Term Loan		9/27/2024				3,000	2,925	(i)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Term Loan	8.56% (SONIA + 7.25%)	2/26/2027			₤	2,357	$2,634	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56% (SONIA + 7.25%)	2/26/2027			₤	2,649	2,960	(e)(f)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.56% (SONIA + 7.25%)	2/26/2027			₤	2,692	2,428	(e)(h)
Turbo Acquisitions 10 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/3/2028			₤	337	—	(e)(h)(i)
Two Six Labs, LLC		1st Lien Revolver		8/20/2027				2,561	—	(e)(h)
Two Six Labs, LLC		1st Lien Term Loan	9.05% (SOFR + 5.50%)	8/20/2027				7,392	7,392	(e)(f)
Two Six Labs, LLC		1st Lien Delayed Draw Term Loan	9.17% (3M LIBOR + 5.50%)	8/20/2027				2,853	1,425	(e)(h)
VC GB Holdings I Corp		2nd Lien Term Loan	9.63% (3M LIBOR + 6.75%)	7/23/2029				3,200	2,748
Victory Buyer LLC		1st Lien Term Loan	7.32% (3M LIBOR + 3.75%)	11/19/2028				6,370	5,749	(e)
Wilsonart LLC		1st Lien Term Loan	6.93% (3M LIBOR + 3.25%)	12/31/2026				9,351	8,515
WP CPP Holdings, LLC		1st Lien Term Loan	6.56% (3M LIBOR + 3.75%)	4/30/2025				6,125	5,441	(f)
WP CPP Holdings, LLC		2nd Lien Term Loan	10.56% (3M LIBOR + 7.75%)	4/30/2026				1,004	832
WP CPP Holdings, LLC		2nd Lien Term Loan	10.56% (3M LIBOR + 7.75%)	4/30/2026				423	352	(f)(i)
									203,321		8.38%
Commercial & Professional Services
Aero Operating LLC		1st Lien Term Loan	9.57% (1M LIBOR + 7.00%)	2/9/2026				2,943	2,766	(e)(f)
Aero Operating LLC		1st Lien Delayed Draw Term Loan	10.13% (1M LIBOR + 7.00%)	2/9/2026				818	769	(e)(f)
Applied Technical Services, LLC		1st Lien Revolver	11.00% (PRIME + 4.75%)	12/29/2026				909	173	(e)(h)
Applied Technical Services, LLC		1st Lien Term Loan	9.42% (3M LIBOR + 5.75%)	12/29/2026				4,269	4,226	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	9.42% (3M LIBOR + 5.75%)	12/29/2026				2,475	2,450	(e)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	9.42% (3M LIBOR + 5.75%)	12/29/2026				1,435	1,421	(e)(f)
Applied Technical Services, LLC		1st Lien Delayed Draw Term Loan	9.42% (3M LIBOR + 5.75%)	12/29/2026				2,520	344	(e)(h)
Argenbright Holdings V, LLC		1st Lien Term Loan	9.98% (SOFR + 7.25%)	11/30/2026				2,827	2,827	(e)(f)
Argenbright Holdings V, LLC		1st Lien Delayed Draw Term Loan		11/30/2026				178	—	(e)(h)
Armorica Lux S.a.r.l.	Luxembourg	1st Lien Term Loan	5.24% (3M EURIBOR + 5.00%)	7/28/2028				€4,000	3,139
Auxadi Midco S.L.U.	Spain	1st Lien Term Loan	4.82% (3M EURIBOR + 4.75%)	7/17/2028				€836	820	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Auxadi Midco S.L.U.	Spain	1st Lien Delayed Draw Term Loan		7/17/2028				€909	$—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Revolver		11/12/2025				1,150	—	(e)(h)
Capstone Acquisition Holdings, Inc.		1st Lien Term Loan	7.87% (1M LIBOR + 4.75%)	11/12/2027				10,870	10,870	(e)(f)
Capstone Acquisition Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.87% (1M LIBOR + 4.75%)	11/12/2027				638	638	(e)
Capstone Acquisition Holdings, Inc.		2nd Lien Term Loan	11.87% (1M LIBOR + 8.75%)	11/13/2028				3,008	3,008	(e)(f)
Compex Legal Services, Inc.		1st Lien Revolver	8.92% (3M LIBOR + 5.25%)	2/7/2025				900	495	(e)(h)
Compex Legal Services, Inc.		1st Lien Term Loan	8.83% (3M LIBOR + 5.25%)	2/7/2026				1,287	1,287	(e)(f)
Dispatch Acquisition Holdings, LLC		1st Lien Term Loan	7.92% (3M LIBOR + 4.25%)	3/27/2028				14,983	12,061	(e)(f)
Dun & Bradstreet Corporation		1st Lien Term Loan	6.28% (SOFR + 3.25%)	1/18/2029				1,990	1,916
Dun & Bradstreet Corporation		1st Lien Term Loan	6.33% (1M LIBOR + 3.25%)	2/6/2026				6,555	6,327
Elevation Services Parent Holdings, LLC		1st Lien Revolver	9.16% (6M LIBOR + 6.00%)	12/18/2026				631	252	(e)(h)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	8.75% (3M LIBOR + 6.00%)	12/18/2026				1,326	1,326	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Term Loan	9.43% (3M LIBOR + 6.00%)	12/18/2026				628	628	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan	9.33% (3M LIBOR + 6.00%)	12/18/2026				1,773	1,773	(e)(f)
Elevation Services Parent Holdings, LLC		1st Lien Delayed Draw Term Loan		12/18/2026				986	—	(e)(h)
Eucalyptus BidCo Pty Ltd	Australia	1st Lien Term Loan	6.50%	12/23/2027			AUD	11,142	7,139	(e)(f)
Eucalyptus BidCo Pty Ltd	Australia	1st Lien Delayed Draw Term Loan		12/23/2027			AUD	1,337	—	(e)(h)
HH-Stella, Inc.		1st Lien Revolver	8.63% (1M LIBOR + 5.50%)	4/22/2027				444	220	(e)(h)
HH-Stella, Inc.		1st Lien Term Loan	9.19% (3M LIBOR + 5.50%)	4/24/2028				6,108	5,986	(e)(f)
HH-Stella, Inc.		1st Lien Delayed Draw Term Loan	9.00% (3M LIBOR + 5.50%)	4/24/2028				1,976	537	(e)(h)
Integrated Power Services Holdings, Inc.		2nd Lien Term Loan	10.02% (1M LIBOR + 8.00%)	11/22/2029				4,983	4,784	(e)
Kellermeyer Bergensons Services, LLC		1st Lien Term Loan	8.81% (3M LIBOR + 6.00%)	11/7/2026				7,803	7,491	(e)(f)
Kellermeyer Bergensons Services, LLC		1st Lien Delayed Draw Term Loan	8.81% (3M LIBOR + 6.00%)	11/7/2026				4,911	4,715	(e)(f)
Laboratories Bidco LLC		1st Lien Revolver	11.00% (PRIME + 4.75%)	7/23/2027				1,562	266	(e)(h)
Laboratories Bidco LLC		1st Lien Term Loan	8.49% (3M CDOR + 5.75%)	7/23/2027			CAD	1,766	1,240	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Laboratories Bidco LLC		1st Lien Term Loan	8.58% (3M LIBOR + 5.75%)	7/23/2027				$3,976	$3,856	(e)
Laboratories Bidco LLC		1st Lien Term Loan	8.69% (3M LIBOR + 5.75%)	7/23/2027				578	561	(e)(f)
Laboratories Bidco LLC		1st Lien Term Loan	8.70% (3M LIBOR + 5.75%)	7/23/2027				5,219	5,062	(e)(f)
Laboratories Bidco LLC		1st Lien Delayed Draw Term Loan	8.89% (3M LIBOR + 5.75%)	7/23/2027				2,200	224	(e)(h)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	8.23% (6M EURIBOR + 7.25%)	11/30/2026				€813	757	(e)(f)
Lavatio Midco Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	8.98% (3M EURIBOR + 7.25%)	11/30/2026				€997	567	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.12% (6M LIBOR + 6.75%)	7/31/2026				610	591	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.22% (SONIA + 6.75%)	7/31/2026			₤	1,706	1,849	(e)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.22% (SONIA + 6.75%)	7/31/2026			₤	325	62	(e)(h)
Lowe P27 Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/31/2026			₤	325	(11)	(e)(h)(i)
Management Consulting & Research LLC		1st Lien Revolver		8/16/2027				1,004	—	(e)(h)
Management Consulting & Research LLC		1st Lien Term Loan	8.73% (SOFR + 6.00%)	8/16/2027				4,501	4,501	(e)(f)
Marmic Purchaser, LLC		1st Lien Revolver	8.86% (SOFR + 6.00%)	3/5/2027				287	26	(e)(h)
Marmic Purchaser, LLC		1st Lien Term Loan	9.55% (SOFR + 6.00%)	3/5/2027				2,032	2,011	(e)(f)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	9.55% (SOFR + 6.00%)	3/5/2027				1,189	1,177	(e)
Marmic Purchaser, LLC		1st Lien Delayed Draw Term Loan	9.70% (SOFR + 6.00%)	3/5/2027				2,543	160	(e)(h)
MPLC Debtco Limited	Jersey	1st Lien Term Loan		9/28/2029			₤	208	—	(e)(f)(h)(i)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	8.81% (SONIA + 7.00%)	1/7/2027			₤	1,052	1,175	(e)(f)
MPLC Debtco Limited	Jersey	1st Lien Delayed Draw Term Loan	9.24% (6M LIBOR + 7.00%)	1/7/2027				2,100	2,100	(e)(f)
National Intergovernmental Purchasing Alliance Company		1st Lien Term Loan	6.53% (3M LIBOR + 3.50%)	5/23/2025				2,313	2,231	(f)
National Intergovernmental Purchasing Alliance Company		2nd Lien Term Loan	9.75% (3M LIBOR + 7.50%)	5/23/2026				19,151	19,151	(e)(f)
Nest Topco Borrower Inc.		1st Lien Term Loan	11.58% (3M LIBOR + 8.50%)	8/31/2029				13,162	13,030	(e)
Nest Topco Borrower Inc.		1st Lien Delayed Draw Term Loan		8/31/2029				13,162	(132)	(e)(h)
North American Fire Holdings, LLC		1st Lien Revolver		5/19/2027				411	—	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
North American Fire Holdings, LLC		1st Lien Term Loan	9.45% (SOFR + 5.75%)	5/19/2027				$2,310	$2,310	(e)(f)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	8.91% (SOFR + 5.75%)	5/19/2027				3,466	1,198	(e)(h)
North American Fire Holdings, LLC		1st Lien Delayed Draw Term Loan	9.45% (SOFR + 5.75%)	5/19/2027				2,445	2,184	(e)(f)(h)
North Haven Stack Buyer, LLC		1st Lien Revolver	10.75% (SOFR + 4.50%)	7/16/2027				259	70	(e)(h)
North Haven Stack Buyer, LLC		1st Lien Term Loan	8.63% (SOFR + 5.50%)	7/16/2027				1,323	1,283	(e)(f)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan	8.63% (SOFR + 5.50%)	7/16/2027				593	575	(e)
North Haven Stack Buyer, LLC		1st Lien Delayed Draw Term Loan		7/16/2027				422	(13)	(e)(h)
Orbit Private Holdings I Ltd	United Kingdom	1st Lien Term Loan	7.94% (SONIA + 5.75%)	12/11/2028			₤	4,915	4,998	(e)
Packers Holdings, LLC		1st Lien Term Loan	6.01% (1M LIBOR + 3.25%)	3/9/2028				4,284	3,923
Petroleum Service Group LLC		1st Lien Revolver	8.76% (3M LIBOR + 6.00%)	7/23/2025				2,106	281	(e)(h)
Petroleum Service Group LLC		1st Lien Term Loan	8.81% (3M LIBOR + 6.00%)	7/23/2025				5,298	5,298	(e)(f)
Petroleum Service Group LLC		1st Lien Term Loan	9.14% (3M LIBOR + 6.00%)	7/23/2025				3,565	3,565	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	9.50% (3M LIBOR + 6.00%)	7/23/2025				1,600	1,535	(e)(f)(h)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan	9.64% (3M LIBOR + 6.00%)	7/23/2025				106	106	(e)(f)
Petroleum Service Group LLC		1st Lien Delayed Draw Term Loan		7/23/2025				1,589	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Revolver		8/26/2027				764	—	(e)(h)
Registrar Intermediate, LLC		1st Lien Term Loan	8.12% (1M LIBOR + 5.00%)	8/26/2027				4,157	4,157	(e)(f)
Registrar Intermediate, LLC		1st Lien Delayed Draw Term Loan		8/26/2027				2,327	—	(e)(h)
Research Now Group, Inc.		2nd Lien Term Loan	12.84% (3M LIBOR + 9.50%)	12/20/2025				893	783	(f)
Research Now Group, LLC		1st Lien Term Loan	8.84% (3M LIBOR + 5.50%)	12/20/2024				3,520	3,163	(f)
Rodeo AcquisitionCo LLC		1st Lien Revolver	8.82% (3M LIBOR + 6.00%)	7/26/2027				311	102	(e)(h)
Rodeo AcquisitionCo LLC		1st Lien Term Loan	8.81% (1M LIBOR + 6.00%)	7/26/2027				2,102	2,039	(e)
Rodeo AcquisitionCo LLC		1st Lien Delayed Draw Term Loan		7/26/2027				460	(14)	(e)(h)
RSK Group Limited	United Kingdom	1st Lien Term Loan	6.07% (3M EURIBOR + 4.88%)	8/7/2028				€1,006	987	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Term Loan	6.68% (SONIA + 4.88%)	8/7/2028			₤	3,319	3,725	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
RSK Group Limited	United Kingdom	1st Lien Term Loan	7.18% (SONIA + 4.88%)	8/7/2028			₤	8,040	$8,984	(e)(f)
RSK Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	6.68% (SONIA + 5.00%)	8/7/2028			₤	13,075	6,776	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Revolver	8.83% (1M LIBOR + 5.75%)	12/16/2027				720	216	(e)(h)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Term Loan	8.80% (1M LIBOR + 5.75%)	12/16/2027				2,577	2,577	(e)(f)
Schill Landscaping and Lawn Care Services, LLC		1st Lien Delayed Draw Term Loan	8.83% (1M LIBOR + 5.75%)	12/16/2027				1,542	216	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Revolver	9.75% (PRIME + 3.50%)	6/5/2024				1,000	775	(e)(h)
Shermco Intermediate Holdings, Inc.		1st Lien Term Loan	9.53% (SOFR + 6.50%)	6/5/2024				30,212	30,212	(e)(f)
SSE Buyer, Inc.		1st Lien Revolver	4.56% (1M LIBOR + 2.00%)	6/30/2025				3	1	(e)(h)
SSE Buyer, Inc.		1st Lien Term Loan	12.89% (3M LIBOR + 9.22%)	6/30/2026				605	521	(e)(f)
Stealth Holding LLC		1st Lien Term Loan	9.02% (SOFR + 6.75%)	3/2/2026				2,461	2,461	(e)(f)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	9.85% (SOFR + 6.75%)	3/2/2026				1,785	1,368	(e)(h)
Stealth Holding LLC		1st Lien Delayed Draw Term Loan	9.96% (SOFR + 6.75%)	3/2/2026				981	981	(e)
Steer Automotive Group Ltd	United Kingdom	1st Lien Revolver		10/19/2028			₤	597	294	(e)(h)(i)
Steer Automotive Group Ltd	United Kingdom	1st Lien Term Loan	7.22% (SONIA + 6.25%)	4/19/2029			₤	2,449	2,737	(e)(f)
Steer Automotive Group Ltd	United Kingdom	1st Lien Delayed Draw Term Loan	7.56% (SONIA + 6.25%)	4/19/2029			₤	1,633	1,704	(e)(h)
Survitec Group Holdco Limited	United Kingdom	1st Lien Term Loan	9.72% (SONIA + 8.25%)	4/6/2027			₤	9,113	10,184	(e)(f)
The NPD Group, L.P.		1st Lien Revolver		12/1/2027				1,305	(26)	(e)(h)
The NPD Group, L.P.		1st Lien Term Loan	8.76% (SOFR + 6.25%)	12/1/2028				24,294	23,808	(e)(f)
Thermostat Purchaser III, Inc.		1st Lien Revolver		8/31/2026				100	(5)	(e)(h)
Thermostat Purchaser III, Inc.		2nd Lien Term Loan	10.32% (3M LIBOR + 7.25%)	8/31/2029				3,575	3,397	(e)
Thermostat Purchaser III, Inc.		2nd Lien Delayed Draw Term Loan		8/31/2029				612	(31)	(e)(h)
Trans Union LLC		1st Lien Term Loan	5.37% (1M LIBOR + 2.25%)	12/1/2028				8,518	8,236
UCIT Online Security Inc.	Canada	1st Lien Term Loan	9.02% (SOFR + 6.75%)	3/2/2026				1,641	1,641	(e)(f)
Visual Edge Technology, Inc.		1st Lien Term Loan	10.07% (3M LIBOR + 7.00%)	8/31/2022				161	148	(e)(f)(g)
Visual Edge Technology, Inc.		1st Lien Delayed Draw Term Loan	10.07% (3M LIBOR + 7.00%)	8/31/2022				1,980	1,821	(e)(f)(g)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
VRC Companies, LLC		1st Lien Revolver	10.75% (PRIME + 4.50%)	6/29/2027				$1,342	$188	(e)(h)
VRC Companies, LLC		1st Lien Term Loan	8.38% (3M LIBOR + 5.50%)	6/29/2027				14,414	14,270	(e)(f)
VRC Companies, LLC		1st Lien Delayed Draw Term Loan	8.47% (3M LIBOR + 5.50%)	6/29/2027				2,329	2,306	(e)
									318,857		13.14%
Consumer Durables & Apparel
Centric Brands LLC		1st Lien Revolver	8.63% (SOFR + 5.75%)	10/9/2024				293	240	(e)(h)
Centric Brands LLC		1st Lien Term Loan	11.80% (SOFR + 9.00%)	10/9/2025				2,521	2,420	(e)
Crocs, Inc.		1st Lien Term Loan	7.30% (SOFR + 3.50%)	2/20/2029				647	608
DRS Holdings III, Inc.		1st Lien Revolver		11/1/2025				173	(5)	(e)(h)
DRS Holdings III, Inc.		1st Lien Term Loan	8.87% (1M LIBOR + 5.75%)	11/1/2025				15,235	14,778	(e)(f)
LHS Borrower, LLC		1st Lien Term Loan	7.88% (SOFR + 4.75%)	2/16/2029				7,785	6,306	(e)
New Era Cap, LLC		1st Lien Term Loan	8.46% (3M LIBOR + 6.00%)	7/13/2027				12,491	12,491	(e)(f)
Rawlings Sporting Goods Company, Inc.		1st Lien Revolver	6.52% (1M LIBOR + 3.75%)	12/31/2025				1	1	(e)(h)
Rawlings Sporting Goods Company, Inc.		1st Lien Term Loan	10.42% (3M LIBOR + 6.75%)	12/31/2026				6,678	6,678	(e)(f)
TGP Holdings III LLC		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	6/29/2028				5,837	4,571
TGP Holdings III LLC		1st Lien Delayed Draw Term Loan	6.37% (1M LIBOR + 3.25%)	6/29/2028				770	25	(h)
									48,113		1.98%
Consumer Services
Aimbridge Acquisition Co., Inc.		2nd Lien Term Loan	10.06% (1M LIBOR + 7.50%)	2/1/2027				4,788	4,597	(e)(f)
American Residential Services L.L.C.		1st Lien Revolver		10/15/2025				1	—	(e)(h)
American Residential Services L.L.C.		2nd Lien Term Loan	12.17% (3M LIBOR + 8.50%)	10/16/2028				8,314	8,314	(e)
Apollo Finco BV	Belgium	1st Lien Term Loan	5.08% (6M EURIBOR + 4.85%)	10/2/2028				€5,000	4,286
ASP Dream Acquisition Co LLC		1st Lien Term Loan	7.38% (SOFR + 4.25%)	12/15/2028				6,118	5,995	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Term Loan	8.47% (SONIA + 6.25%)	8/23/2028			₤	3,234	3,614	(e)(f)
Aspris Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.47% (SONIA + 6.25%)	8/23/2028			₤	1,406	1,571	(e)
Caesars Resort Collection, LLC		1st Lien Term Loan	5.87% (1M LIBOR + 2.75%)	12/23/2024				4,876	4,754	(i)
CC Fly Holding II A/S	Denmark	1st Lien Term Loan	10.66% (3M NIBOR + 7.75%)	5/9/2025			NOK	911	80	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	10.91% (3M NIBOR + 8.00%)	5/9/2025			NOK	4,325	$344	(e)(f)(h)
CC Fly Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	9.27% (3M CIBOR + 7.75%)	5/9/2025			DKK	4,878	644	(e)(f)
ClubCorp Holdings, Inc.		1st Lien Term Loan	6.42% (3M LIBOR + 2.75%)	9/18/2024				1,496	1,372	(i)
CMG HoldCo, LLC		1st Lien Revolver	8.31% (SOFR + 5.25%)	5/19/2028				318	57	(e)(h)
CMG HoldCo, LLC		1st Lien Term Loan	8.01% (SOFR + 5.25%)	5/19/2028				724	709	(e)(f)
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan	8.01% (SOFR + 5.25%)	5/19/2028				427	419	(e)
CMG HoldCo, LLC		1st Lien Delayed Draw Term Loan	8.03% (SOFR + 5.25%)	5/19/2028				1,069	574	(e)(h)
Equinox Holdings Inc.		1st Lien Term Loan	6.67% (3M LIBOR + 3.00%)	3/8/2024				2,552	1,926
Equinox Holdings Inc.		2nd Lien Term Loan	10.67% (3M LIBOR + 7.00%)	9/6/2024				5,736	3,780
Essential Services Holding Corporation		1st Lien Revolver		11/17/2025				1,560	(16)	(e)(h)
Essential Services Holding Corporation		1st Lien Term Loan	8.03% (3M LIBOR + 5.75%)	11/16/2026				9,644	9,547	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	8.03% (3M LIBOR + 5.75%)	11/16/2026				11,536	11,421	(e)(f)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	8.07% (3M LIBOR + 5.75%)	11/16/2026				8,136	4,368	(e)(h)
Essential Services Holding Corporation		1st Lien Delayed Draw Term Loan	9.49% (3M LIBOR + 5.75%)	11/16/2026				10,402	10,298	(e)(f)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	7.68% (3M EURIBOR + 7.25%)	7/3/2026				€465	456	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Term Loan	8.44% (3M EURIBOR + 7.25%)	7/3/2026				€2,188	2,146	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	7.87% (3M EURIBOR + 7.25%)	7/3/2026				€1,549	1,519	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	8.44% (3M EURIBOR + 7.25%)	7/3/2026				€313	307	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	8.69% (3M EURIBOR + 7.50%)	7/3/2026				€2,013	1,975	(e)
EuroParcs Topholding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	8.69% (3M EURIBOR + 7.50%)	7/3/2026				€817	801	(e)(h)
Goldcup 16786 AB	Sweden	1st Lien Delayed Draw Term Loan	7.34% (6M STIBOR + 6.50%)	8/18/2025			SEK	9,368	845	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Term Loan	6.75% (3M EURIBOR + 6.75%)	10/2/2028				€6,010	5,896	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Term Loan	8.06% (SONIA + 6.75%)	10/2/2028			₤	9,567	10,691	(e)(f)
Horizon Bidco S.A.S	France	1st Lien Delayed Draw Term Loan		10/2/2028				€3,082	—	(e)(f)(h)
IRB Holding Corp.		1st Lien Term Loan	5.70% (SOFR + 3.00%)	12/15/2027				8,216	7,682

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
IRB Holding Corp.		1st Lien Term Loan	5.87% (1M LIBOR + 2.75%)	2/5/2025				$7,942	$7,662
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	11.57% (3M LIBOR + 8.50%)	3/13/2025				978	958	(e)
Learning Care Group (US) No. 2 Inc.		1st Lien Term Loan	6.02% (3M LIBOR + 3.25%)	3/13/2025				5,722	5,401
LGDN Bidco Limited	United Kingdom	1st Lien Revolver		7/9/2027			₤	100	—	(e)(h)
LGDN Bidco Limited	United Kingdom	1st Lien Term Loan	10.06% (SONIA + 7.75%)	7/9/2027			₤	641	716	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.06% (SONIA + 7.75%)	7/9/2027			₤	1,282	1,433	(e)
LGDN Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.06% (SONIA + 7.75%)	7/9/2027			₤	359	401	(e)(f)
LSP HoldCo, LLC		1st Lien Revolver		10/7/2026				143	(1)	(e)(h)
LSP HoldCo, LLC		1st Lien Term Loan	8.26% (SOFR + 6.00%)	10/7/2026				825	817	(e)(f)
LSP HoldCo, LLC		1st Lien Delayed Draw Term Loan	8.80% (SOFR + 6.00%)	10/7/2026				1,986	1,640	(e)(h)
LSP HoldCo, LLC		1st Lien Delayed Draw Term Loan	8.81% (SOFR + 6.00%)	10/7/2026				3,413	2,511	(e)(h)
LSP HoldCo, LLC		1st Lien Delayed Draw Term Loan		10/7/2026				234	(2)	(e)(h)
Mister Car Wash Holdings, Inc.		1st Lien Term Loan	6.12% (1M LIBOR + 3.00%)	5/14/2026				4,670	4,498
Movati Athletic (Group) Inc.	Canada	1st Lien Term Loan	8.76% (3M CDOR + 6.00%)	10/5/2024			CAD	237	167	(e)(f)(g)
Movati Athletic (Group) Inc.	Canada	1st Lien Delayed Draw Term Loan	8.76% (3M CDOR + 6.00%)	10/5/2024			CAD	172	121	(e)(g)
Redwood Services, LLC		1st Lien Revolver		12/31/2025				194	—	(e)(h)
Redwood Services, LLC		1st Lien Term Loan	9.87% (1M LIBOR + 6.75%)	12/31/2025				787	787	(e)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	9.78% (SOFR + 6.75%)	12/31/2025				467	69	(e)(h)
Redwood Services, LLC		1st Lien Delayed Draw Term Loan	9.87% (1M LIBOR + 6.75%)	12/31/2025				2,781	2,781	(e)
Safe Home Security, Inc.		1st Lien Term Loan	10.37% (1M LIBOR + 7.25%)	8/5/2024				1,290	1,290	(e)(f)
Safe Home Security, Inc.		1st Lien Delayed Draw Term Loan	10.37% (1M LIBOR + 7.25%)	8/5/2024				102	102	(e)
Service Logic Acquisition, Inc.		1st Lien Revolver	7.12% (1M LIBOR + 4.00%)	10/30/2025				1,007	106	(e)(h)
Service Logic Acquisition, Inc.		1st Lien Term Loan	6.81% (1M LIBOR + 4.00%)	10/29/2027				6,374	5,968
Service Logic Acquisition, Inc.		1st Lien Delayed Draw Term Loan		10/29/2027				85	(5)	(h)
Sunshine Cadence HoldCo, LLC		2nd Lien Term Loan	11.25% (6M LIBOR + 8.38%)	3/23/2028				383	330	(e)
SV-Burton Holdings, LLC		1st Lien Revolver		12/6/2027				416	(4)	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
SV-Burton Holdings, LLC		1st Lien Term Loan	8.31% (1M LIBOR + 5.50%)	12/6/2027				$2,380	$2,356	(e)(f)
SV-Burton Holdings, LLC		1st Lien Delayed Draw Term Loan	8.31% (1M LIBOR + 5.50%)	12/6/2027				1,368	361	(e)(h)
United PF Holdings, LLC		1st Lien Term Loan	12.17% (3M LIBOR + 8.50%)	12/30/2026				1,331	1,271	(e)
United PF Holdings, LLC		1st Lien Term Loan	7.67% (3M LIBOR + 4.00%)	12/30/2026				7,167	6,280
Whatabrands LLC		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	8/3/2028				6,525	6,024
Witherslack Bidco Limited	United Kingdom	1st Lien Term Loan	8.65% (SONIA + 6.84%)	8/17/2028			₤	5,702	6,372	(e)(f)
Witherslack Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		8/17/2028			₤	412	—	(e)(h)
YE Brands Holdings, LLC		1st Lien Revolver		10/18/2027				254	(5)	(e)(h)
YE Brands Holdings, LLC		1st Lien Term Loan	7.96% (SOFR + 5.75%)	10/18/2027				729	722	(e)(f)
YE Brands Holdings, LLC		1st Lien Term Loan	8.97% (SOFR + 5.50%)	10/18/2027				1,074	1,052	(e)(f)
									173,151		7.14%
Diversified Financials
Alpha Luxco 2 Sarl	Luxembourg	1st Lien Delayed Draw Term Loan	6.94% (3M EURIBOR + 5.75%)	1/9/2025				€1,005	986	(e)(f)(g)
AQ Sage Buyer, LLC		1st Lien Revolver		1/26/2026				50	(1)	(e)(h)
AQ Sage Buyer, LLC		1st Lien Delayed Draw Term Loan		1/25/2027				535	(11)	(e)(h)
BCC Blueprint Holdings I, LLC		1st Lien Term Loan	9.54% (3M LIBOR + 6.25%)	9/15/2027				7,377	7,303	(e)
Beacon Pointe Harmony, LLC		1st Lien Revolver		12/29/2027				909	(18)	(e)(h)
Beacon Pointe Harmony, LLC		1st Lien Term Loan	8.37% (1M LIBOR + 5.25%)	12/29/2028				6,108	6,047	(e)(f)
Beacon Pointe Harmony, LLC		1st Lien Delayed Draw Term Loan	8.37% (1M LIBOR + 5.25%)	12/29/2028				3,173	883	(e)(h)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	8.19% (3M EURIBOR + 7.00%)	1/8/2029				€5,389	5,287	(e)(f)
BlauwTrust Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	8.19% (3M EURIBOR + 7.00%)	1/8/2029				€611	494	(e)(g)(h)
Convera International Financial S.a r.l.	Luxembourg	1st Lien Term Loan	9.30% (SOFR + 5.75%)	3/1/2028				21,212	21,212	(e)(f)
Convera International Holdings Limited	Jersey	1st Lien Revolver		3/1/2027				1,777	—	(e)(h)
eCapital Finance Corp.	Canada	1st Lien Term Loan	10.36% (SOFR + 7.75%)	12/31/2025				9,208	9,116	(e)
Focus Financial Partners, LLC		1st Lien Term Loan	5.12% (1M LIBOR + 2.00%)	7/3/2024				5,641	5,494	(i)
Mercury Borrower, Inc.		1st Lien Revolver	6.69% (1M LIBOR + 3.50%)	7/31/2026				470	84	(e)(h)
Mercury Borrower, Inc.		1st Lien Term Loan	7.19% (3M LIBOR + 3.50%)	8/2/2028				4,043	3,669	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Mercury Borrower, Inc.		2nd Lien Term Loan	10.25% (3M LIBOR + 6.50%)	8/2/2029				$713	$638
Monica Holdco (US), Inc.		1st Lien Revolver		1/8/2026				1,009	(10)	(e)(h)
Monica Holdco (US), Inc.		1st Lien Term Loan	9.92% (3M LIBOR + 6.25%)	1/7/2028				8,118	8,036	(e)(f)
Nxtgenpay Intressenter Bidco AB	Sweden	1st Lien Term Loan	8.66% (3M STIBOR + 6.75%)	6/30/2025			SEK	5,500	496	(e)
Nxtgenpay Intressenter Bidco AB	Sweden	1st Lien Delayed Draw Term Loan	8.66% (3M STIBOR + 6.75%)	6/30/2025			SEK	2,700	243	(e)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan	9.31% (SONIA + 7.00%)	4/4/2029			₤	4,125	4,610	(e)(f)
Pegasus (Bidco) Limited	Jersey	1st Lien Term Loan		4/4/2029			₤	2,750	—	(e)(f)(h)(i)
Pegasus (Bidco) Limited	Jersey	1st Lien Delayed Draw Term Loan	8.81% (SONIA + 7.00%)	4/4/2029			₤	822	551	(e)(h)
Platinum Credit Bidco Limited	Jersey	1st Lien Revolver		10/26/2028			₤	3,490	—	(e)(h)(i)
Platinum Credit Bidco Limited	Jersey	1st Lien Term Loan		4/26/2029			₤	31,716	—	(e)(f)(h)(i)
Plutus Bidco Limited	Jersey	1st Lien Term Loan	8.44% (SONIA + 6.75%)	8/17/2028			₤	5,250	5,867	(e)
Plutus Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan		8/17/2028			₤	1,750	—	(e)(h)
ProFund S.a r.l.	Poland	1st Lien Term Loan	13.45% (3M WIBOR + 6.25%)	12/3/2027			PLN	15,023	3,034	(e)
ProFund S.a r.l.	Poland	1st Lien Term Loan	6.74% (6M EURIBOR + 6.25%)	12/3/2027				€2,164	2,123	(e)(f)
ProFund S.a r.l.	Poland	1st Lien Delayed Draw Term Loan	6.58% (3M EURIBOR + 6.25%)	12/3/2027				€451	88	(e)(h)
Project Accelerate Parent LLC		1st Lien Term Loan	7.37% (1M LIBOR + 4.25%)	1/2/2025				2,364	2,234
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.06% (SONIA + 6.25%)	12/21/2026			₤	571	639	(e)(f)
Symbol Bidco I Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.06% (SONIA + 6.25%)	12/21/2026			₤	429	348	(e)(h)
TA/WEG Holdings, LLC		1st Lien Revolver		10/4/2027				914	—	(e)(h)
TA/WEG Holdings, LLC		1st Lien Term Loan	7.67% (SOFR + 6.00%)	10/4/2027				3,458	3,458	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	7.57% (SOFR + 6.00%)	10/4/2027				2,148	2,148	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	8.02% (SOFR + 6.00%)	10/4/2027				8,319	8,319	(e)(f)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	8.45% (SOFR + 6.00%)	10/4/2027				1,708	1,708	(e)
TA/WEG Holdings, LLC		1st Lien Delayed Draw Term Loan	9.31% (SOFR + 6.00%)	10/4/2027				2,479	2,479	(e)
The Mather Group, LLC		1st Lien Revolver		3/31/2028				750	(15)	(e)(h)
The Mather Group, LLC		1st Lien Term Loan	8.33% (SOFR + 5.75%)	3/31/2028				4,988	4,888	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
The Mather Group, LLC		1st Lien Delayed Draw Term Loan	8.88% (SOFR + 5.75%)	3/31/2028				$2,500	$842	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Revolver		2/1/2024				396	(4)	(e)(h)
The Ultimus Group Midco, LLC		1st Lien Term Loan	8.17% (3M LIBOR + 4.50%)	2/1/2026				7,030	6,960	(e)(f)
TK Elevator Midco GmbH	Germany	1st Lien Term Loan	6.87% (6M LIBOR + 3.50%)	7/30/2027				6,148	5,881
Toscafund Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.97% (SONIA + 7.50%)	4/2/2025			₤	4,206	4,700	(e)(f)
TVG-TMG Topco, Inc.		1st Lien Term Loan	12.00%	3/30/2029				2,920	2,833	(e)(g)
UPC Financing Partnership		1st Lien Term Loan	5.74% (1M LIBOR + 2.93%)	1/31/2029				3,000	2,858
Virgin Media Bristol LLC		1st Lien Term Loan		1/31/2028				3,000	2,858	(i)
Waverly Advisors, LLC		1st Lien Revolver		3/1/2028				375	—	(e)(h)
Waverly Advisors, LLC		1st Lien Term Loan	9.20% (SOFR + 5.50%)	3/1/2028				2,057	2,057	(e)(f)
Waverly Advisors, LLC		1st Lien Delayed Draw Term Loan	9.20% (SOFR + 5.50%)	3/1/2028				1,500	964	(e)(h)
Zephyr Bidco Limited	United Kingdom	1st Lien Term Loan	6.47% (SONIA + 4.75%)	7/23/2025			₤	3,000	2,749
									145,125		5.98%
Energy
CD&R Firefly Bidco Limited	United Kingdom	1st Lien Term Loan	5.55% (SONIA + 4.25%)	6/23/2025			₤	3,500	3,422
Cheyenne Petroleum Company Limited Partnership, CPC 2001 LLC and Mill Shoals LLC		2nd Lien Term Loan	12.67% (3M LIBOR + 9.00%)	1/10/2024				7,244	7,244	(e)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan	10.65% (BKBM + 6.75%)	7/26/2027			NZD	19,293	10,610	(e)(f)
GNZ Energy Bidco Limited	New Zealand	1st Lien Delayed Draw Term Loan		7/26/2027			NZD	1,962	(22)	(e)(h)
Gulf Finance, LLC		1st Lien Term Loan	9.94% (1M LIBOR + 6.75%)	8/25/2026				745	585
Halcon Holdings, LLC		1st Lien Term Loan	10.67% (3M LIBOR + 7.00%)	11/24/2025				12,016	12,016	(e)
Halcon Holdings, LLC		1st Lien Delayed Draw Term Loan	10.67% (3M LIBOR + 7.00%)	11/24/2025				2,103	1,202	(e)(h)
Offen, Inc.		1st Lien Term Loan	7.88% (3M LIBOR + 5.00%)	6/22/2026				2,643	2,643	(e)(f)
Offen, Inc.		1st Lien Delayed Draw Term Loan	7.88% (3M LIBOR + 5.00%)	6/22/2026				1,022	1,022	(e)(f)
Offen, Inc.		1st Lien Delayed Draw Term Loan	8.51% (6M LIBOR + 5.00%)	6/22/2026				16,762	3,352	(e)(h)
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.81% (SONIA + 7.00%)	4/27/2027			₤	2,947	3,195	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
PX HoldCo3 Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.81% (SONIA + 7.00%)	4/27/2027			₤	553	$228	(e)(h)
									45,497		1.88%
Food & Staples Retailing
Continental Cafe, LLC		1st Lien Revolver		11/30/2027				786	—	(e)(h)
Continental Cafe, LLC		1st Lien Term Loan	10.12% (1M LIBOR + 7.00%)	11/30/2027				6,917	6,917	(e)(f)
Continental Cafe, LLC		1st Lien Delayed Draw Term Loan		11/30/2027				2,788	—	(e)(h)
DecoPac, Inc.		1st Lien Revolver	9.67% (3M LIBOR + 6.00%)	5/14/2026				2,382	2,018	(e)(h)
DecoPac, Inc.		1st Lien Term Loan	10.17% (3M LIBOR + 6.50%)	5/15/2028				22,051	21,831	(e)(f)
SFE Intermediate HoldCo LLC		1st Lien Revolver	7.90% (SOFR + 4.75%)	7/31/2025				2	1	(e)(h)
SFE Intermediate HoldCo LLC		1st Lien Term Loan	8.45% (SOFR + 4.75%)	7/31/2026				2,091	2,091	(e)(f)
ZB Holdco LLC		1st Lien Revolver		2/9/2028				637	(6)	(e)(h)
ZB Holdco LLC		1st Lien Term Loan	7.63% (3M LIBOR + 4.75%)	2/9/2028				1,598	1,582	(e)(f)
ZB Holdco LLC		1st Lien Delayed Draw Term Loan		2/9/2028				801	(8)	(e)(h)
									34,426		1.42%
Food & Beverage
Berner Food & Beverage, LLC		1st Lien Revolver	10.75% (3M LIBOR + 4.50%)	7/30/2026				262	141	(e)(h)
Berner Food & Beverage, LLC		1st Lien Term Loan	8.31% (3M LIBOR + 5.50%)	7/30/2027				2,613	2,587	(e)(f)
CHG PPC Parent LLC		2nd Lien Term Loan	9.87% (1M LIBOR + 6.75%)	12/10/2029				3,000	2,850	(e)(f)
Florida Food Products, LLC		1st Lien Term Loan	8.12% (1M LIBOR + 5.00%)	10/18/2028				2	2	(e)
Florida Food Products, LLC		2nd Lien Term Loan	11.12% (1M LIBOR + 8.00%)	10/18/2029				7,299	7,080	(e)
Gotham Greens Holdings, PBC		1st Lien Term Loan	10.18% (SOFR + 7.38%)	12/29/2026				7,211	7,139	(e)(f)
Gotham Greens Holdings, PBC		1st Lien Delayed Draw Term Loan		12/29/2026				13,767	(138)	(e)(h)
Hometown Food Company		1st Lien Revolver	8.12% (1M LIBOR + 5.00%)	8/31/2023				1	—	(e)(h)
Hometown Food Company		1st Lien Term Loan	8.12% (1M LIBOR + 5.00%)	8/31/2023				933	933	(e)(f)
KNPC Holdco, LLC		1st Lien Term Loan	8.47% (SOFR + 5.50%)	4/21/2028				2,080	2,039	(e)(f)
Quirch Foods Holdings, LLC		1st Lien Term Loan	7.93% (SOFR + 4.75%)	10/27/2027				7,340	6,853	(e)
RB Holdings Interco, LLC		1st Lien Revolver	7.83% (SOFR + 5.00%)	5/4/2028				698	451	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
RB Holdings Interco, LLC		1st Lien Term Loan	7.71% (SOFR + 5.00%)	5/4/2028			$3,770	$3,694	(e)(f)
RB Holdings Interco, LLC		1st Lien Delayed Draw Term Loan		5/4/2028			1,134	(23)	(e)(h)
Watermill Express, LLC		1st Lien Revolver		4/20/2027			275	—	(e)(h)
Watermill Express, LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	4/20/2027			2,267	2,267	(e)(f)
Watermill Express, LLC		1st Lien Delayed Draw Term Loan		4/20/2027			219	—	(e)(h)
Winebow Holdings, Inc.		1st Lien Term Loan	9.37% (1M LIBOR + 6.25%)	7/1/2025			3,414	3,380	(e)(f)
								39,255		1.62%
Health Care Equipment & Services
Air Medical Group Holdings Inc		1st Lien Term Loan	7.37% (1M LIBOR + 4.25%)	3/14/2025			4,144	3,579
Air Methods Corporation		1st Lien Term Loan	7.17% (3M LIBOR + 3.50%)	4/22/2024			1,496	1,187
athenahealth Group Inc.		1st Lien Revolver		2/15/2027			2,100	(308)	(e)(h)(i)
athenahealth Group Inc.		1st Lien Term Loan	6.58% (SOFR + 3.50%)	2/15/2029			7,796	6,969
athenahealth Group Inc.		1st Lien Delayed Draw Term Loan		2/15/2029			1,325	(140)	(h)
CEP V I 5 UK Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.96% (3M LIBOR + 7.00%)	2/18/2027			26,654	23,988	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Revolver	9.30% (SOFR + 5.75%)	2/14/2024			1	—	(e)(h)
Comprehensive EyeCare Partners, LLC		1st Lien Term Loan	9.30% (SOFR + 5.75%)	2/14/2024			975	965	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan	9.30% (SOFR + 5.75%)	2/14/2024			682	675	(e)(f)
Comprehensive EyeCare Partners, LLC		1st Lien Delayed Draw Term Loan		2/14/2024			73	(1)	(e)(h)
Convey Health Solutions, Inc.		1st Lien Term Loan	7.87% (1M LIBOR + 4.75%)	9/4/2026			2,698	2,698	(e)(f)
Crown CT Parent Inc.		1st Lien Revolver		3/8/2028			903	—	(e)(h)
Crown CT Parent Inc.		1st Lien Term Loan	8.67% (SOFR + 5.50%)	3/8/2029			8,277	8,277	(e)(f)
Crown CT Parent Inc.		1st Lien Delayed Draw Term Loan		3/8/2029			1,040	—	(e)(h)
CVP Holdco, Inc.		1st Lien Revolver		10/31/2024			3,005	—	(e)(h)
CVP Holdco, Inc.		1st Lien Term Loan	8.87% (1M LIBOR + 5.75%)	10/31/2025			3,395	3,395	(e)(f)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	8.86% (1M LIBOR + 5.75%)	10/31/2025			19,635	10,532	(e)(h)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	8.87% (1M LIBOR + 5.75%)	10/31/2025			7,676	7,676	(e)
CVP Holdco, Inc.		1st Lien Delayed Draw Term Loan	8.87% (1M LIBOR + 5.75%)	10/31/2025			2,610	2,610	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Electron Bidco Inc.		1st Lien Term Loan	6.12% (1M LIBOR + 3.00%)	11/1/2028				$6,982	$6,604
Ensemble RCM LLC		1st Lien Term Loan	7.81% (3M LIBOR + 5.00%)	8/3/2026				942	923	(e)(f)
Evolent Health LLC		1st Lien Revolver	6.23% (SOFR + 3.50%)	8/2/2027				1	1	(e)
Evolent Health LLC		1st Lien Term Loan	9.20% (SOFR + 5.50%)	8/2/2027				3,186	3,122	(e)(f)
Floss Bidco Limited	United Kingdom	1st Lien Term Loan	8.56% (SONIA + 7.25%)	9/7/2026			₤	843	848	(e)(f)(g)
Floss Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56% (SONIA + 7.25%)	9/7/2026			₤	1,216	327	(e)(g)(h)
Global Medical Response, Inc.		1st Lien Term Loan	6.81% (1M LIBOR + 4.25%)	10/2/2025				11,889	10,278
Global Medical Response, Inc.		2nd Lien Term Loan	9.76% (1M LIBOR + 6.75%)	12/17/2029				29,366	25,548	(e)
JDC Healthcare Management, LLC		1st Lien Term Loan		4/10/2024				127	71	(e)(g)(j)
Kedleston Schools Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.81% (SONIA + 8.00%)	5/31/2024			₤	1,000	1,117	(e)(f)
Kedleston Schools Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.81% (SONIA + 8.00%)	5/31/2024			₤	244	191	(e)(f)(h)
LifeScan Global Corporation		1st Lien Term Loan	8.29% (3M LIBOR + 6.00%)	10/1/2024				4,183	3,514	(e)
LifeScan Global Corporation		2nd Lien Term Loan	11.79% (3M LIBOR + 9.50%)	10/1/2025				5,692	4,667	(e)
MED ParentCo, LP		1st Lien Term Loan	7.37% (1M LIBOR + 4.25%)	8/31/2026				6,663	5,586
Medmark Services Inc		1st Lien Term Loan	8.12% (1M LIBOR + 5.00%)	6/11/2027				1,800	1,782	(e)(f)
Medmark Services Inc		1st Lien Delayed Draw Term Loan	7.49% (1M LIBOR + 5.00%)	6/11/2027				2,619	1,513	(e)(f)(h)
Medmark Services Inc		2nd Lien Term Loan	11.62% (1M LIBOR + 8.50%)	6/11/2028				9,139	9,048	(e)
Medmark Services Inc		2nd Lien Delayed Draw Term Loan	11.62% (1M LIBOR + 8.50%)	6/11/2028				10,445	3,878	(e)(h)
National Mentor Holdings, Inc.		1st Lien Term Loan	7.43%	3/2/2028				—	—
National Spine and Pain Centers, LLC		1st Lien Term Loan	7.31% (3M LIBOR + 4.50%)	6/2/2024				112	97	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Term Loan	7.82% (3M EURIBOR + 6.63%)	5/14/2029				€5,778	5,668	(e)(f)
Network Bidco B.V.	Netherlands	1st Lien Delayed Draw Term Loan		5/14/2029				€2,222	—	(e)(h)
NextCare, Inc.		1st Lien Term Loan	8.17% (3M LIBOR + 4.50%)	6/30/2024				8,855	8,501	(e)(f)
NextCare, Inc.		1st Lien Delayed Draw Term Loan	8.17% (3M LIBOR + 4.50%)	6/30/2024				156	150	(e)(f)
NextCare, Inc.		2nd Lien Term Loan	12.17% (3M LIBOR + 8.50%)	12/31/2024				6,427	5,977	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Olympia Acquisition, Inc.		1st Lien Term Loan	12.13% (SOFR + 9.00%)	2/26/2027				$126	$116	(e)
Olympia Acquisition, Inc.		1st Lien Term Loan	12.13% (SOFR + 9.00%)	2/26/2027				2,912	2,679	(e)(f)
Olympia Acquisition, Inc.		1st Lien Delayed Draw Term Loan	12.13% (SOFR + 9.00%)	2/26/2027				476	46	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Revolver		10/24/2024				1	—	(e)(h)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	10.02% (3M LIBOR + 5.25%)	10/24/2025				2,217	2,217	(e)(f)
OMH-HealthEdge Holdings, LLC		1st Lien Term Loan	9.42% (3M LIBOR + 5.25%)	10/24/2025				395	395	(e)(f)
PetVet Care Centers, LLC		1st Lien Term Loan	6.62% (1M LIBOR + 3.50%)	2/14/2025				7,635	7,034
Pluto Acquisition I, Inc.		1st Lien Term Loan	6.08% (3M LIBOR + 4.00%)	6/22/2026				21,690	18,870	(e)(f)
Premise Health Holding Corp		1st Lien Revolver		4/10/2025				1	—	(e)(h)
Premise Health Holding Corp		1st Lien Term Loan	7.92% (3M LIBOR + 3.75%)	7/10/2025				11	10	(e)(f)
Premise Health Holding Corp		2nd Lien Term Loan	11.67% (3M LIBOR + 7.50%)	7/10/2026				2,000	1,940	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Revolver		12/21/2026				€570	—	(e)(h)
Prime Dental Alliance B.V.	Netherlands	1st Lien Term Loan	6.75% (3M EURIBOR + 6.75%)	6/21/2027				€2,200	2,159	(e)(f)
Prime Dental Alliance B.V.	Netherlands	1st Lien Delayed Draw Term Loan		6/21/2027				€1,654	—	(e)(h)
RegionalCare Hospital Partners Holdings, Inc.		1st Lien Term Loan	6.87% (1M LIBOR + 3.75%)	11/16/2025				8,730	8,099
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	10.81% (SONIA + 9.00%)	2/10/2023			₤	1,405	1,570	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Term Loan	8.81% (SONIA + 7.00%)	12/1/2028			₤	3,861	4,315	(e)(f)
Rubicone Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.81% (SONIA + 7.00%)	12/1/2028			₤	1,667	1,863	(e)
SiroMed Physician Services, Inc.		1st Lien Revolver		3/26/2024				1	—	(e)(h)
SiroMed Physician Services, Inc.		1st Lien Term Loan	8.43% (3M LIBOR + 4.75%)	3/26/2024				588	588	(e)(f)
Sotera Health Holdings, LLC		1st Lien Term Loan	5.87% (1M LIBOR + 2.75%)	12/11/2026				8,459	7,401	(i)
Symplr Software Inc.		1st Lien Revolver	9.00% (PRIME + 2.75%)	12/22/2025				1	—	(e)(h)
Symplr Software Inc.		1st Lien Term Loan	7.63% (SOFR + 4.50%)	12/22/2027				2	2	(e)(f)
Symplr Software Inc.		2nd Lien Term Loan	9.93% (SOFR + 7.88%)	12/22/2028				12,343	11,726	(e)(f)
Tandarts Today Holding B.V.	Netherlands	1st Lien Term Loan	8.94% (3M EURIBOR + 7.75%)	2/24/2028				€634	622	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Tandarts Today Holding B.V.	Netherlands	1st Lien Delayed Draw Term Loan	8.94% (3M EURIBOR + 7.75%)	2/24/2028			€3,366	$973	(e)(h)
Therapy Brands Holdings LLC		2nd Lien Term Loan	9.74% (1M LIBOR + 6.75%)	5/18/2029			3,050	2,897	(e)(f)
Therapy Brands Holdings LLC		2nd Lien Delayed Draw Term Loan		5/18/2029			1,284	(64)	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Revolver		12/14/2023			511	(5)	(e)(h)
United Digestive MSO Parent, LLC		1st Lien Term Loan	6.81% (3M LIBOR + 4.00%)	12/16/2024			1,411	1,397	(e)(f)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	6.81% (3M LIBOR + 4.00%)	12/16/2024			1,013	1,003	(e)
United Digestive MSO Parent, LLC		1st Lien Delayed Draw Term Loan	8.07% (3M LIBOR + 5.00%)	12/16/2024			4,320	397	(e)(h)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	6.87% (1M LIBOR + 3.75%)	7/2/2025			793	735	(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		1st Lien Term Loan	9.37% (1M LIBOR + 6.25%)	7/2/2025			534	534	(e)(f)
Viant Medical Holdings, Inc. (f/k/a MedPlast Holdings Inc.)		2nd Lien Term Loan	10.87% (1M LIBOR + 7.75%)	7/2/2026			937	850	(f)
VPP Intermediate Holdings, LLC		1st Lien Revolver	11.50% (PRIME + 5.25%)	12/1/2027			315	14	(e)(h)
VPP Intermediate Holdings, LLC		1st Lien Term Loan	9.37% (1M LIBOR + 6.25%)	12/1/2027			1,569	1,553	(e)(f)
VPP Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	9.13% (1M LIBOR + 6.25%)	12/1/2027			472	418	(e)(h)
WSHP FC Acquisition LLC		1st Lien Revolver	9.55% (SOFR + 6.25%)	3/30/2028			2,945	780	(e)(h)
WSHP FC Acquisition LLC		1st Lien Term Loan	9.80% (SOFR + 6.25%)	3/30/2028			1,146	1,134	(e)(f)
WSHP FC Acquisition LLC		1st Lien Term Loan	9.95% (SOFR + 6.25%)	3/30/2028			18,415	18,231	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	9.80% (SOFR + 6.25%)	3/30/2028			349	178	(e)(h)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan	9.95% (SOFR + 6.25%)	3/30/2028			1,243	1,231	(e)(f)
WSHP FC Acquisition LLC		1st Lien Delayed Draw Term Loan		3/30/2028			5,406	(54)	(e)(h)
								275,367		11.35%
Household & Personal Products
CDI Holdings III Corp.		1st Lien Revolver		12/22/2027			410	(8)	(e)(h)
CDI Holdings III Corp.		1st Lien Term Loan	9.42% (3M LIBOR + 5.75%)	12/22/2027			1,675	1,641	(e)(f)
Foundation Consumer Brands, LLC		1st Lien Revolver		10/1/2026			389	—	(e)(h)
Foundation Consumer Brands, LLC		1st Lien Term Loan	8.43% (3M LIBOR + 5.50%)	10/1/2026			4,171	4,171	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Premier Specialties, Inc.		1st Lien Revolver	9.12% (1M LIBOR + 6.00%)	8/20/2027				$385	$135	(e)(h)
Premier Specialties, Inc.		1st Lien Term Loan	9.12% (1M LIBOR + 6.00%)	8/20/2027				3,020	2,839	(e)(f)
Premier Specialties, Inc.		1st Lien Delayed Draw Term Loan		8/20/2027				829	(50)	(e)(h)
									8,728		0.36%
Insurance
Alfred AcquiCo B.V.	Netherlands	1st Lien Term Loan	8.00% (3M EURIBOR + 7.00%)	9/17/2029				€2,000	1,962	(e)(f)
Amynta Agency Borrower Inc.		1st Lien Term Loan	7.62% (1M LIBOR + 4.50%)	2/28/2025				3,418	3,316	(e)(f)
AQ Sunshine, Inc.		1st Lien Revolver	10.42% (3M LIBOR + 6.25%)	4/15/2024				1,096	465	(e)(h)
AQ Sunshine, Inc.		1st Lien Term Loan	10.42% (3M LIBOR + 6.25%)	4/15/2025				1,723	1,723	(e)
AQ Sunshine, Inc.		1st Lien Term Loan	10.42% (3M LIBOR + 6.25%)	4/15/2025				5,029	5,029	(e)(f)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan	10.20% (3M LIBOR + 6.25%)	4/15/2025				8,297	7,645	(e)(h)
AQ Sunshine, Inc.		1st Lien Delayed Draw Term Loan		4/15/2025				720	—	(e)(h)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	8.00% (6M EURIBOR + 7.00%)	7/14/2026				€190	186	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Term Loan	8.46% (SONIA + 7.00%)	7/14/2026			₤	1,491	1,666	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	8.46% (SONIA + 7.00%)	7/14/2026			₤	312	348	(e)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan	8.81% (6M LIBOR + 5.75%)	7/14/2026				16,452	16,287	(e)(f)
Ardonagh Midco 3 PLC	United Kingdom	1st Lien Delayed Draw Term Loan		7/14/2026			₤	1	—	(e)(h)
Benefytt Technologies, Inc.		1st Lien Term Loan	12.09% (SOFR + 8.75%)	8/12/2027				3,703	3,036	(e)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan	10.58% (SOFR + 7.50%)	8/12/2027				782	641	(e)
Benefytt Technologies, Inc.		1st Lien Delayed Draw Term Loan		8/12/2027				137	(25)	(e)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Term Loan	10.51% (SOFR + 7.80%)	10/8/2026				3,397	3,397	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.02% (SONIA + 7.55%)	10/8/2026			₤	464	518	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	10.67% (SOFR + 7.30%)	10/8/2026			₤	1,272	155	(e)(f)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.76% (SONIA + 7.30%)	10/8/2026			₤	2,319	2,563	(e)(f)(h)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.77% (SONIA + 7.80%)	10/8/2026			₤	2,719	3,038	(e)(f)
Blackwood Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.98% (BBSY + 7.30%)	10/8/2026			AUD	1,113	713	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Brokers Alliance S.L.	Spain	1st Lien Term Loan	7.69% (3M EURIBOR + 6.50%)	3/29/2029				€958	$940	(e)(f)
Brokers Alliance S.L.	Spain	1st Lien Delayed Draw Term Loan	7.16% (3M EURIBOR + 6.50%)	3/29/2029				€1,542	81	(e)(h)
Captive Resources Midco, LLC		1st Lien Revolver		7/3/2028				102	(2)	(e)(h)
Captive Resources Midco, LLC		1st Lien Term Loan	8.53% (SOFR + 5.50%)	7/1/2029				1,255	1,230	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Revolver	8.49% (1M LIBOR + 5.75%)	10/29/2027				2,627	139	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Term Loan	9.17% (SOFR + 5.50%)	10/30/2028				19,344	19,344	(e)(f)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	8.51% (SOFR + 5.50%)	10/30/2028				13,448	5,793	(e)(h)
Foundation Risk Partners, Corp.		1st Lien Delayed Draw Term Loan	9.17% (SOFR + 5.50%)	10/30/2028				3,479	3,479	(e)
Galway Borrower LLC		1st Lien Revolver		9/30/2027				969	(19)	(e)(h)
Galway Borrower LLC		1st Lien Term Loan	8.92% (3M LIBOR + 5.25%)	9/29/2028				11,058	10,837	(e)(f)
Galway Borrower LLC		1st Lien Delayed Draw Term Loan	8.92% (3M LIBOR + 5.25%)	9/29/2028				1,060	439	(e)(h)
High Street Buyer, Inc.		1st Lien Revolver		4/16/2027				688	(7)	(e)(h)
High Street Buyer, Inc.		1st Lien Term Loan	8.81% (3M LIBOR + 6.00%)	4/14/2028				4,747	4,699	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	8.21% (3M LIBOR + 5.75%)	4/14/2028				11,730	2,131	(e)(h)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	8.81% (3M LIBOR + 6.00%)	4/14/2028				9,014	8,924	(e)(f)
High Street Buyer, Inc.		1st Lien Delayed Draw Term Loan	8.83% (3M LIBOR + 6.00%)	4/14/2028				8,756	8,669	(e)(f)
Hub International Limited		1st Lien Term Loan	5.98% (3M LIBOR + 3.25%)	4/25/2025				4,148	3,990
Jewel Bidco Limited	United Kingdom	1st Lien Term Loan	7.81% (SONIA + 6.50%)	7/24/2028			₤	6,203	6,585	(e)(f)
Jewel Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.56% (SONIA + 6.75%)	7/24/2028			₤	3,797	1,808	(e)(h)
JMG Group Investments Limited	United Kingdom	1st Lien Term Loan	7.56% (SONIA + 5.75%)	12/11/2028			₤	310	346	(e)(f)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.06% (SONIA + 5.75%)	12/11/2028			₤	1,190	1,330	(e)
JMG Group Investments Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.06% (SONIA + 5.75%)	12/11/2028			₤	1,488	1,080	(e)(h)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Term Loan	9.22% (SONIA + 7.25%)	6/6/2024			₤	1,000	1,118	(e)(f)
Lucida Broking Holdings Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.72% (SONIA + 7.25%)	6/6/2024			₤	667	745	(e)(f)
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.00% (6M GBP LIBOR + 7.25%)	3/16/2026			₤	598	318	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Optio Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.22% (SONIA + 7.25%)	3/16/2026			₤	500	$559	(e)(f)
Patriot Growth Insurance Services, LLC		1st Lien Revolver		10/16/2028				250	(8)	(e)(h)
Patriot Growth Insurance Services, LLC		1st Lien Term Loan	8.65% (3M LIBOR + 5.50%)	10/16/2028				1,642	1,593	(e)(f)
Patriot Growth Insurance Services, LLC		1st Lien Delayed Draw Term Loan	9.31% (6M LIBOR + 5.50%)	10/16/2028				155	89	(e)(h)
People Corporation	Canada	1st Lien Revolver	9.92% (3M CDOR + 6.25%)	2/18/2027			CAD	898	546	(e)(h)
People Corporation	Canada	1st Lien Term Loan	9.87% (3M CDOR + 6.25%)	2/18/2028			CAD	7,112	5,097	(e)(f)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	9.13% (3M CDOR + 5.50%)	2/18/2028			CAD	4,112	750	(e)(h)
People Corporation	Canada	1st Lien Delayed Draw Term Loan	9.87% (3M CDOR + 6.25%)	2/18/2028			CAD	2,321	1,663	(e)
Project Hammond Bidco Limited	United Kingdom	1st Lien Term Loan	7.31% (SONIA + 5.50%)	12/4/2028			₤	1,750	1,956	(e)(f)
Project Hammond Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		12/4/2028			₤	1,750	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Revolver		10/30/2026				1	—	(e)(h)
RSC Acquisition, Inc.		1st Lien Term Loan	8.30% (SOFR + 5.50%)	10/30/2026				3,153	3,059	(e)(f)
SageSure Holdings, LLC		1st Lien Revolver		1/28/2028				815	—	(e)(h)
SageSure Holdings, LLC		1st Lien Term Loan	8.87% (1M LIBOR + 5.75%)	1/28/2028				5,603	5,603	(e)(f)(g)
SageSure Holdings, LLC		1st Lien Delayed Draw Term Loan	8.87% (3M LIBOR + 5.75%)	1/28/2028				1,536	243	(e)(g)(h)
SCM Insurance Services Inc.	Canada	1st Lien Revolver		8/29/2023			CAD	1	—	(e)(h)
SCM Insurance Services Inc.	Canada	1st Lien Term Loan	10.45% (3M CDOR + 6.25%)	8/29/2024			CAD	158	114	(e)(f)
SelectQuote, Inc.		1st Lien Term Loan	11.03% (SOFR + 8.00%)	11/5/2024				7,193	6,330	(e)(g)
Seventeen Group Limited	United Kingdom	1st Lien Term Loan	7.56% (SONIA + 6.25%)	7/26/2028			₤	455	508	(e)(f)
Seventeen Group Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/26/2028			₤	545	—	(e)(h)(i)
SG Acquisition, Inc.		1st Lien Term Loan	9.17% (6M LIBOR + 5.00%)	1/27/2027				2,730	2,730	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Term Loan	10.17% (3M LIBOR + 6.50%)	11/24/2025				3,436	3,058	(e)(f)
Spring Insurance Solutions, LLC		1st Lien Delayed Draw Term Loan	9.31% (3M LIBOR + 6.50%)	11/24/2025				585	521	(e)
Staysure Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.56% (SONIA + 7.25%)	7/1/2025			₤	1,000	1,118	(e)
USI, Inc.		1st Lien Term Loan	6.92% (3M LIBOR + 3.25%)	12/2/2026				6,438	6,185
									178,374		7.35%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Materials
Anchor Packaging, LLC		1st Lien Term Loan	7.12% (1M LIBOR + 4.00%)	7/18/2026			$3,534	$3,406
ASP-r-pac Acquisition Co LLC		1st Lien Revolver		12/29/2027			839	—	(e)(h)
ASP-r-pac Acquisition Co LLC		1st Lien Term Loan	9.67% (3M LIBOR + 6.00%)	12/29/2027			6,213	6,213	(e)(f)
Berlin Packaging L.L.C.		1st Lien Term Loan	6.38% (1M LIBOR + 3.25%)	3/11/2028			5,982	5,620
Coyote Buyer, LLC		1st Lien Revolver		2/6/2025			2,067	(207)	(e)(h)
Coyote Buyer, LLC		1st Lien Term Loan	11.67% (3M LIBOR + 8.00%)	8/6/2026			4,955	4,707	(e)(f)
Coyote Buyer, LLC		1st Lien Term Loan	8.81% (3M LIBOR + 6.00%)	2/6/2026			20,323	18,291	(e)(f)
DCG Acquisition Corp.		1st Lien Term Loan	7.62% (1M LIBOR + 4.50%)	9/30/2026			3,950	3,677
Mauser Packaging Solutions Holding Company		1st Lien Term Loan	6.38% (1M LIBOR + 3.25%)	4/3/2024			7,340	6,821
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Revolver	4.50% (1M EURIBOR + 4.50%)	7/2/2024			€582	6	(e)(h)
Nelipak European Holdings Cooperatief U.A.	Netherlands	1st Lien Term Loan	4.50% (3M EURIBOR + 4.50%)	7/2/2026			€800	761	(e)(f)
Nelipak Holding Company		1st Lien Revolver	7.33% (1M LIBOR + 4.25%)	7/2/2024			605	76	(e)(h)
Nelipak Holding Company		1st Lien Term Loan	7.37% (1M LIBOR + 4.25%)	7/2/2026			2,946	2,887	(e)(f)
Novipax Buyer, L.L.C.		1st Lien Term Loan	8.37% (3M LIBOR + 5.25%)	12/1/2026			4,279	4,279	(e)(f)
PAKNK Netherlands Treasury B.V.	Netherlands	1st Lien Term Loan	4.50% (3M EURIBOR + 4.50%)	7/2/2026			€5,213	4,961	(e)(f)
Plaskolite PPC Intermediate II LLC		1st Lien Term Loan	6.81% (3M LIBOR + 4.00%)	12/15/2025			8,374	7,871	(e)(f)(i)
Plaskolite PPC Intermediate II LLC		2nd Lien Term Loan	10.16% (3M LIBOR + 7.25%)	12/14/2026			2,960	2,782	(e)(f)
Polymer Solutions Group, LLC		1st Lien Term Loan	8.42% (3M LIBOR + 4.75%)	11/26/2026			654	654	(e)(f)
Precision Concepts Canada Corporation	Canada	1st Lien Term Loan	9.15% (SOFR + 5.50%)	1/11/2026			788	788	(e)(f)
Precision Concepts International LLC		1st Lien Revolver	9.15% (SOFR + 5.50%)	1/11/2025			415	135	(e)(h)
Precision Concepts International LLC		1st Lien Term Loan	8.78% (SOFR + 5.75%)	1/11/2026			1,835	1,835	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	9.05% (SOFR + 5.50%)	1/11/2026			2,738	2,738	(e)(f)
Precision Concepts International LLC		1st Lien Term Loan	9.15% (SOFR + 5.50%)	1/11/2026			1,547	1,547	(e)(f)
Pregis TopCo LLC		1st Lien Term Loan	6.81% (3M LIBOR + 4.00%)	7/31/2026			6,071	5,764

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Pretium PKG Holdings, Inc.		1st Lien Term Loan	6.28% (3M LIBOR + 4.00%)	10/2/2028				$8,453	$7,549
Pretium PKG Holdings, Inc.		2nd Lien Term Loan	10.49% (3M LIBOR + 6.75%)	10/1/2029				1,025	861
Trident TPI Holdings, Inc.		1st Lien Term Loan	7.67% (3M LIBOR + 4.00%)	9/15/2028				7,629	7,213
Trident TPI Holdings, Inc.		1st Lien Delayed Draw Term Loan	7.67% (3M LIBOR + 4.00%)	9/15/2028				1,087	621	(h)
									101,856		4.20%
Media & Entertainment
Aventine Intermediate LLC		1st Lien Term Loan	9.05% (1M LIBOR + 6.00%)	6/18/2027				2,092	2,071	(e)(f)
Aventine Intermediate LLC		1st Lien Delayed Draw Term Loan	9.03% (1M LIBOR + 6.00%)	6/18/2027				829	756	(e)(h)
AVSC Holding Corp.		1st Lien Term Loan	15.00%	10/15/2026				403	408	(g)
AVSC Holding Corp.		1st Lien Term Loan	6.94% (SOFR + 3.50%)	3/3/2025				366	316	(i)
AVSC Holding Corp.		1st Lien Term Loan	8.64% (3M LIBOR + 5.50%)	10/15/2026				2,026	1,787	(g)
CC Globe Holding II A/S	Denmark	1st Lien Term Loan	8.27% (3M CIBOR + 6.75%)	3/31/2028			DKK	19,303	2,547	(e)(f)
CC Globe Holding II A/S	Denmark	1st Lien Delayed Draw Term Loan	8.27% (3M CIBOR + 6.75%)	3/31/2028			DKK	10,958	582	(e)(h)
Diamond Sports Group, LLC		2nd Lien Term Loan	6.46% (SOFR + 3.25%)	8/24/2026				1,096	209
Global Music Rights, LLC		1st Lien Revolver		8/27/2027				473	—	(e)(h)
Global Music Rights, LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	8/28/2028				4,980	4,980	(e)(f)
MailSouth, Inc.		1st Lien Term Loan		4/23/2024				2,505	1,280	(e)(j)
Production Resource Group, LLC		1st Lien Term Loan	11.49% (1M LIBOR + 8.50%)	8/21/2024				759	759	(e)(g)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	10.49% (1M LIBOR + 7.50%)	8/21/2024				303	303	(e)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	11.10% (3M LIBOR + 7.50%)	8/21/2024				150	150	(e)
Production Resource Group, LLC		1st Lien Delayed Draw Term Loan	11.17% (3M LIBOR + 7.50%)	8/21/2024				17	17	(e)
Professional Fighters League, LLC		1st Lien Term Loan	12.00%	1/19/2026				594	564	(e)(g)
Renaissance Holding Corp.		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	5/30/2025				4,588	4,353
Rugby Australia Ltd	Australia	1st Lien Term Loan	9.25% (BBSY + 7.00%)	3/31/2027			AUD	1,250	801	(e)
Rugby Australia Ltd	Australia	1st Lien Delayed Draw Term Loan	10.67% (BBSY + 7.00%)	3/31/2027			AUD	1,250	200	(e)(h)
Storm Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	3.75%	6/22/2029				€9,193	9,019	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Summer (BC) Bidco B LLC		1st Lien Term Loan	8.17% (3M LIBOR + 4.50%)	12/4/2026				$4,950	$4,629
									35,731		1.47%
Pharmaceuticals, Biotechnology & Life Sciences
Amryt Pharmaceuticals Inc.		1st Lien Revolver	6.08% (SOFR + 4.00%)	2/18/2027				1	1	(e)(h)
Amryt Pharmaceuticals Inc.		1st Lien Term Loan	8.98% (SOFR + 6.75%)	2/18/2027				5,334	5,334	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	9.32% (SONIA + 7.51%)	9/4/2028			₤	3,559	3,977	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Term Loan	9.82% (SONIA + 7.51%)	9/4/2028			₤	5,516	6,164	(e)(f)
Aspire Bidco Limited	Jersey	1st Lien Delayed Draw Term Loan	9.82% (SONIA + 7.51%)	9/4/2028			₤	1,941	723	(e)(h)
Cambrex Corporation		1st Lien Term Loan	6.63% (SOFR + 3.50%)	12/4/2026				4,312	4,122
Cobalt Buyer Sub, Inc.		1st Lien Revolver	8.37% (1M LIBOR + 5.25%)	10/1/2027				895	331	(e)(h)
Cobalt Buyer Sub, Inc.		1st Lien Term Loan	8.37% (1M LIBOR + 5.25%)	10/2/2028				7,371	7,150	(e)(f)
Cobalt Buyer Sub, Inc.		1st Lien Delayed Draw Term Loan	8.37% (1M LIBOR + 5.25%)	10/2/2028				2,470	2,173	(e)(h)
Covaris Intermediate 3, LLC		1st Lien Revolver	8.37% (1M LIBOR + 5.25%)	1/21/2028				1,755	585	(e)(h)
Covaris Intermediate 3, LLC		1st Lien Term Loan	7.56% (3M LIBOR + 4.75%)	1/21/2028				9,355	9,355	(e)(f)
Covaris Intermediate 3, LLC		1st Lien Delayed Draw Term Loan		1/21/2028				7,034	—	(e)(h)
Da Vinci Purchaser Corp.		1st Lien Term Loan	7.67% (3M LIBOR + 4.00%)	1/8/2027				3,800	3,565
NMC Skincare Intermediate Holdings II, LLC		1st Lien Revolver		10/31/2024				465	(14)	(e)(h)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	7.07% (3M LIBOR + 5.00%)	10/31/2024				379	367	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Term Loan	7.81% (3M LIBOR + 5.00%)	10/31/2024				1,925	1,867	(e)(f)
NMC Skincare Intermediate Holdings II, LLC		1st Lien Delayed Draw Term Loan	7.81% (3M LIBOR + 5.00%)	10/31/2024				649	629	(e)
North American Science Associates, LLC		1st Lien Revolver	7.66% (SOFR + 4.50%)	3/15/2027				1	1	(e)(h)
North American Science Associates, LLC		1st Lien Term Loan	9.11% (SOFR + 5.75%)	9/15/2027				11,115	11,115	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	9.11% (SOFR + 5.75%)	9/15/2027				999	999	(e)(f)
North American Science Associates, LLC		1st Lien Delayed Draw Term Loan	9.11% (SOFR + 5.75%)	9/15/2027				912	729	(e)(h)
TerSera Therapeutics LLC		1st Lien Term Loan	9.27% (3M LIBOR + 5.60%)	3/30/2025				47	47	(e)(f)
Verista, Inc.		1st Lien Revolver	9.24% (3M LIBOR + 6.00%)	2/16/2027				2,000	267	(e)(h)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Verista, Inc.		1st Lien Term Loan	8.92% (3M LIBOR + 6.00%)	2/16/2027				$9,073	$9,073	(e)(f)
Verista, Inc.		1st Lien Delayed Draw Term Loan	7.83% (6M LIBOR + 6.00%)	2/16/2027				4,252	1,855	(e)(h)
									70,415		2.90%
Real Estate
285 Mezz LLC		1st Lien Delayed Draw Term Loan	11.24% (SOFR + 8.95%)	10/5/2023				4,972	3,966	(e)(h)
285 Schermerhorn LLC		1st Lien Delayed Draw Term Loan	11.55% (SOFR + 8.95%)	10/5/2023				3,919	2,053	(e)(h)
Odevo AB	Sweden	1st Lien Term Loan	8.85% (3M STIBOR + 7.38%)	12/21/2028			SEK	75,586	6,516	(e)(f)
Odevo AB	Sweden	1st Lien Delayed Draw Term Loan	7.70% (6M STIBOR + 7.38%)	12/21/2028			SEK	111,887	10,015	(e)
									22,550		0.93%
Retailing
Atlas Intermediate III, L.L.C.		1st Lien Revolver	8.49% (1M LIBOR + 5.50%)	4/29/2025				264	73	(e)(h)
Atlas Intermediate III, L.L.C.		1st Lien Term Loan	8.57% (3M LIBOR + 5.50%)	4/29/2025				2,332	2,309	(e)(f)
Atlas Intermediate III, L.L.C.		1st Lien Delayed Draw Term Loan	8.57% (3M LIBOR + 5.50%)	4/29/2025				401	396	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Revolver	11.75% (SOFR + 5.50%)	11/5/2026				1	1	(e)(h)
Bamboo Purchaser, Inc.		1st Lien Term Loan	9.67% (3M LIBOR + 6.00%)	11/5/2027				3,528	3,492	(e)(f)
Bamboo Purchaser, Inc.		1st Lien Delayed Draw Term Loan	8.74% (3M LIBOR + 6.00%)	11/5/2027				832	824	(e)
Marcone Yellowstone Buyer Inc.		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	6/23/2028				10,816	10,708	(e)(f)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	8.92% (3M LIBOR + 5.50%)	6/23/2028				799	320	(e)(h)
Marcone Yellowstone Buyer Inc.		1st Lien Delayed Draw Term Loan	9.01% (3M LIBOR + 5.50%)	6/23/2028				2,769	2,742	(e)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Revolver	7.00% (1M LIBOR + 3.50%)	10/8/2026				1	1	(e)(h)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Term Loan	8.87% (1M LIBOR + 5.75%)	10/8/2027				8,345	8,345	(e)(f)
Moon Valley Nursery of Arizona Retail, LLC		1st Lien Delayed Draw Term Loan	8.87% (1M LIBOR + 5.75%)	10/8/2027				2,000	318	(e)(h)
Reddy Ice LLC		1st Lien Revolver		7/1/2024				955	—	(e)(h)
Reddy Ice LLC		1st Lien Term Loan	8.79% (3M LIBOR + 6.50%)	7/1/2025				7,208	7,135	(e)(f)
Reddy Ice LLC		1st Lien Delayed Draw Term Loan	8.79% (3M LIBOR + 6.50%)	7/1/2025				2,677	2,650	(e)
Saldon Holdings, Inc.		1st Lien Revolver		3/13/2024				381	—	(e)(h)
Saldon Holdings, Inc.		1st Lien Term Loan	8.77% (1M LIBOR + 5.65%)	3/13/2025				7,093	7,093	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
SCIH Salt Holdings Inc.		1st Lien Term Loan	6.81% (3M LIBOR + 4.00%)	3/16/2027			$5,443	$5,044
Sweetwater Borrower, LLC		1st Lien Term Loan	7.38% (1M LIBOR + 4.25%)	8/7/2028			6,048	5,504	(e)
US Salt Investors, LLC		1st Lien Revolver		7/20/2026			679	(27)	(e)(h)
US Salt Investors, LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	7/19/2028			5,982	5,743	(e)(f)
								62,671		2.58%
Software & Services
2U, Inc.		1st Lien Term Loan	8.87% (1M LIBOR + 5.75%)	12/30/2024			7,674	7,674	(e)(f)
AffiniPay Midco, LLC		1st Lien Revolver		6/9/2028			1,517	(30)	(e)(h)
AffiniPay Midco, LLC		1st Lien Term Loan	8.33% (SOFR + 5.75%)	6/9/2028			9,716	9,522	(e)(f)
AffiniPay Midco, LLC		1st Lien Term Loan	8.81% (SOFR + 5.75%)	6/9/2028			9,531	9,340	(e)(f)
AffiniPay Midco, LLC		1st Lien Delayed Draw Term Loan		6/9/2028			1,334	(27)	(e)(h)
Anaplan, Inc.		1st Lien Revolver		6/21/2028			381	(8)	(e)(h)
Anaplan, Inc.		1st Lien Term Loan	9.53% (SOFR + 6.50%)	6/21/2029			5,991	5,872	(e)
Anaqua Parent Holdings, Inc.		1st Lien Revolver		10/10/2025			231	(2)	(e)(h)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	5.60% (6M EURIBOR + 5.50%)	4/10/2026			€660	641	(e)
Anaqua Parent Holdings, Inc.		1st Lien Term Loan	6.80% (6M LIBOR + 5.25%)	4/10/2026			3,767	3,729	(e)(f)
Anaqua Parent Holdings, Inc.		1st Lien Delayed Draw Term Loan	9.04% (6M LIBOR + 5.25%)	4/10/2026			523	103	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Revolver	8.00% (1M LIBOR + 5.25%)	1/3/2025			1	—	(e)(h)
APG Intermediate Holdings Corporation		1st Lien Term Loan	8.13% (3M LIBOR + 5.25%)	1/3/2025			990	980	(e)
APG Intermediate Holdings Corporation		1st Lien Delayed Draw Term Loan	8.48% (3M LIBOR + 5.25%)	1/3/2025			59	58	(e)
Applied Systems, Inc.		1st Lien Term Loan	3.75% (3M LIBOR + 3.00%)	9/19/2024			11,565	11,263
Appriss Health, LLC		1st Lien Revolver		5/6/2027			212	—	(e)(h)
Appriss Health, LLC		1st Lien Term Loan	9.93% (1M LIBOR + 7.25%)	5/6/2027			2,909	2,909	(e)
Aptean Acquiror Inc.		1st Lien Term Loan	7.32% (3M LIBOR + 4.25%)	4/23/2026			11,258	10,730	(f)
Aptean Acquiror Inc.		2nd Lien Term Loan	10.07% (3M LIBOR + 7.00%)	4/23/2027			3,570	3,395	(f)
Apttus Corporation		1st Lien Term Loan	7.12% (3M LIBOR + 4.25%)	5/8/2028			4,612	4,220	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Asurion, LLC		1st Lien Term Loan	6.12% (1M LIBOR + 3.00%)	11/3/2024				$6,292	$5,874
Asurion, LLC		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	12/23/2026				1,015	858
Asurion, LLC		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	7/31/2027				2,108	1,774
Asurion, LLC		2nd Lien Term Loan	8.37% (1M LIBOR + 5.25%)	1/31/2028				570	428
Asurion, LLC		2nd Lien Term Loan	8.37% (1M LIBOR + 5.25%)	1/20/2029				5,000	3,800
Banyan Software Holdings, LLC		1st Lien Revolver	10.17% (3M LIBOR + 6.50%)	10/30/2025				471	363	(e)(h)
Banyan Software Holdings, LLC		1st Lien Term Loan	10.17% (3M LIBOR + 6.50%)	10/30/2026				3,529	3,529	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	10.17% (3M LIBOR + 6.50%)	10/30/2026				1,515	1,515	(e)(f)
Banyan Software Holdings, LLC		1st Lien Delayed Draw Term Loan	10.17% (3M LIBOR + 6.50%)	10/30/2026				3,597	1,209	(e)(h)
Bottomline Technologies, Inc.		1st Lien Revolver		5/15/2028				1,811	(36)	(e)(h)
Bottomline Technologies, Inc.		1st Lien Term Loan	8.35% (SOFR + 5.50%)	5/14/2029				18,212	17,847	(e)(f)
Businessolver.com, Inc.		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	12/1/2027				4,422	4,378	(e)(f)
Businessolver.com, Inc.		1st Lien Delayed Draw Term Loan		12/1/2027				1,197	(12)	(e)(h)
BYJU's Alpha, Inc.		1st Lien Term Loan	8.98% (3M LIBOR + 6.00%)	11/24/2026				5,061	3,604
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	10.23% (1M NIBOR + 7.63%)	4/30/2026			NOK	2,551	234	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	8.31% (1M EURIBOR + 7.63%)	4/30/2026				€2,954	2,898	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Term Loan	9.32% (1M STIBOR + 7.63%)	4/30/2026			SEK	4,210	379	(e)(f)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	8.31% (1M LIBOR + 7.63%)	4/30/2026			DKK	45,968	1,071	(e)(h)
Capnor Connery Bidco A/S	Denmark	1st Lien Delayed Draw Term Loan	8.58% (1M NIBOR + 7.63%)	4/30/2026			DKK	22,065	2,911	(e)(f)
Cardinal Parent, Inc.		1st Lien Revolver	9.75% (PRIME + 3.50%)	11/12/2025				1	—	(e)(h)
Cardinal Parent, Inc.		2nd Lien Term Loan	11.40% (3M LIBOR + 7.75%)	11/13/2028				9,269	8,875	(e)(f)
Cast & Crew LLC		1st Lien Term Loan	6.62% (1M LIBOR + 3.50%)	2/9/2026				2,922	2,842
Cast & Crew LLC		1st Lien Term Loan	6.78% (SOFR + 3.75%)	12/29/2028				5,092	4,920
Compusoft US LLC		1st Lien Term Loan	9.45% (SOFR + 5.75%)	5/26/2028				847	830	(e)
Compusoft US LLC		1st Lien Term Loan	9.45% (SOFR + 5.75%)	5/26/2028				1,741	1,706	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	7.51% (3M EURIBOR + 6.75%)	6/3/2027			€1,995	$1,957	(e)(f)
Confirmasoft AB	Sweden	1st Lien Delayed Draw Term Loan	8.41% (3M EURIBOR + 6.75%)	6/3/2027			€1,505	740	(e)(h)
Conservice Midco, LLC		2nd Lien Term Loan	10.87% (1M LIBOR + 7.75%)	5/15/2028			35,225	34,168	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Revolver		5/26/2028			123	(2)	(e)(h)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	7.55% (3M EURIBOR + 6.25%)	5/26/2028			€2,009	1,931	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.30% (SOFR + 5.75%)	5/26/2028			433	424	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.45% (SOFR + 5.75%)	5/26/2028			1,273	1,247	(e)
Consilio Midco Limited	United Kingdom	1st Lien Term Loan	9.45% (SOFR + 5.75%)	5/26/2028			6,806	6,670	(e)(f)
Consilio Midco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.48% (3M EURIBOR + 6.25%)	5/26/2028			€386	71	(e)(h)
Cority Software (USA) Inc.		1st Lien Term Loan	7.28% (3M LIBOR + 5.00%)	7/2/2026			536	536	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	7.28% (3M LIBOR + 5.75%)	7/2/2026			1,085	1,085	(e)(f)
Cority Software (USA) Inc.		1st Lien Term Loan	9.28% (3M LIBOR + 7.00%)	7/2/2026			138	138	(e)(f)
Cority Software Inc.	Canada	1st Lien Revolver		7/2/2025			231	—	(e)(h)
Cority Software Inc.	Canada	1st Lien Term Loan	7.28% (3M LIBOR + 5.00%)	7/2/2026			1,724	1,724	(e)(f)
Cority Software Inc.	Canada	1st Lien Term Loan	7.29% (3M LIBOR + 5.00%)	7/2/2026			129	129	(e)(f)
Cornerstone OnDemand, Inc.		1st Lien Revolver	6.21% (1M LIBOR + 3.50%)	10/15/2026			100	49	(e)(h)
Cornerstone OnDemand, Inc.		2nd Lien Term Loan	9.62% (1M LIBOR + 6.50%)	10/15/2029			17,522	15,945	(e)
Datix Bidco Limited	United Kingdom	1st Lien Term Loan	6.01% (SOFR + 4.50%)	4/28/2025			2,851	2,794	(e)(f)
DCert Buyer, Inc.		1st Lien Term Loan	6.90% (SOFR + 4.00%)	10/16/2026			10,957	10,656	(e)(f)
DCert Buyer, Inc.		2nd Lien Term Loan	9.90% (3M LIBOR + 7.00%)	2/16/2029			5,691	5,492	(e)(f)
Denali Holdco LLC		1st Lien Revolver		9/15/2027			592	—	(e)(h)
Denali Holdco LLC		1st Lien Term Loan	8.79% (3M LIBOR + 5.50%)	9/15/2027			4,195	4,195	(e)(f)
Denali Holdco LLC		1st Lien Delayed Draw Term Loan		9/15/2027			542	—	(e)(h)
Diligent Corporation		1st Lien Revolver	8.49% (3M LIBOR + 6.25%)	8/4/2025			513	246	(e)(h)
Diligent Corporation		1st Lien Term Loan	8.63% (3M LIBOR + 5.75%)	8/4/2025			2,239	2,172	(e)(f)
Diligent Corporation		1st Lien Term Loan	9.13% (3M LIBOR + 6.25%)	8/4/2025			484	474	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Diligent Corporation		1st Lien Term Loan	9.13% (3M LIBOR + 6.25%)	8/4/2025				$3,028	$2,967	(e)(f)
Doxim Inc.		1st Lien Term Loan	10.08% (1M LIBOR + 7.00%)	2/28/2024				821	813	(e)(f)
Doxim Inc.		1st Lien Term Loan	10.82% (1M LIBOR + 8.00%)	2/28/2024				3,488	3,488	(e)(f)
Doxim Inc.		1st Lien Term Loan	10.99% (1M LIBOR + 8.00%)	2/28/2024				2,275	2,275	(e)(f)
Doxim Inc.		1st Lien Term Loan	11.12% (1M LIBOR + 8.00%)	2/28/2024				487	487	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.12% (1M LIBOR + 6.00%)	2/28/2024				710	710	(e)(f)
Doxim Inc.		1st Lien Term Loan	9.83% (1M LIBOR + 6.75%)	2/28/2024				3,396	3,362	(e)(f)
Doxim Inc.		1st Lien Delayed Draw Term Loan	9.12% (1M LIBOR + 6.00%)	2/28/2024				325	319	(e)
Drilling Info Holdings, Inc.		2nd Lien Term Loan	11.37% (1M LIBOR + 8.25%)	7/30/2026				8,077	7,915	(e)(f)
DS Admiral Bidco, LLC		1st Lien Revolver		3/16/2026				358	—	(e)(h)
DS Admiral Bidco, LLC		1st Lien Term Loan	8.56% (3M LIBOR + 5.75%)	3/16/2028				2,408	2,408	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Revolver		12/3/2026			CAD	1,659	—	(e)(h)
Dye & Durham Corporation	Canada	1st Lien Term Loan	8.62% (3M CDOR + 5.75%)	12/3/2027			CAD	7,102	5,141	(e)(f)
Dye & Durham Corporation	Canada	1st Lien Delayed Draw Term Loan		12/3/2027			CAD	1,569	—	(e)(h)
Elemica Parent, Inc.		1st Lien Revolver	8.57% (3M LIBOR + 5.50%)	9/18/2025				479	354	(e)(h)
Elemica Parent, Inc.		1st Lien Term Loan	8.79% (3M LIBOR + 5.50%)	9/18/2025				866	848	(e)(f)
Elemica Parent, Inc.		1st Lien Term Loan	9.07% (3M LIBOR + 5.50%)	9/18/2025				2,814	2,758	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	8.64% (3M LIBOR + 5.50%)	9/18/2025				2,244	2,199	(e)(f)
Elemica Parent, Inc.		1st Lien Delayed Draw Term Loan	8.79% (3M LIBOR + 5.50%)	9/18/2025				552	541	(e)(f)
Enigma Acquisition B.V.	Netherlands	1st Lien Delayed Draw Term Loan	9.61% (6M EURIBOR + 7.75%)	1/26/2028				€4,184	4,105	(e)(f)
Epicor Software Corporation		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	7/30/2027				4,957	4,633
eResearch Technology, Inc.		2nd Lien Term Loan	11.12% (1M LIBOR + 8.00%)	2/4/2028				9,193	8,733	(e)(f)
eResearch Technology, Inc.		2nd Lien Delayed Draw Term Loan	11.12% (1M LIBOR + 8.00%)	2/4/2028				1,343	604	(e)(h)
ESHA Research, LLC		1st Lien Revolver		6/8/2028				75	(2)	(e)(h)
ESHA Research, LLC		1st Lien Term Loan	8.96% (SOFR + 6.25%)	6/8/2028				482	473	(e)(f)
ExtraHop Networks, Inc.		1st Lien Term Loan	11.17% (3M LIBOR + 7.50%)	7/22/2027				1,620	1,620	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
ExtraHop Networks, Inc.		1st Lien Delayed Draw Term Loan	11.17% (3M LIBOR + 7.50%)	7/22/2027				$933	$289	(e)(h)
Frontline Technologies Holdings, LLC		1st Lien Term Loan	11.00% (PRIME + 4.75%)	9/18/2023				3,805	3,805	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Term Loan	11.00% (PRIME + 4.75%)	9/18/2023				448	448	(e)(f)
Frontline Technologies Intermediate Holdings, LLC		1st Lien Delayed Draw Term Loan	11.00% (PRIME + 4.75%)	9/18/2023				55	55	(e)(f)
Gainwell Acquisition Corp.		1st Lien Term Loan	7.67% (3M LIBOR + 4.00%)	10/1/2027				7,043	6,696
Gilfoyle Bidco AB	Sweden	1st Lien Term Loan	8.13% (6M STIBOR + 6.25%)	9/4/2028			SEK	60,606	5,465	(e)
Gilfoyle Bidco AB	Sweden	1st Lien Delayed Draw Term Loan	8.13% (6M STIBOR + 6.25%)	9/4/2028			SEK	19,394	539	(e)(h)
Grab Holdings, Inc.	Singapore	1st Lien Term Loan	7.62% (1M LIBOR + 4.50%)	1/29/2026				5,456	5,098
GraphPAD Software, LLC		1st Lien Revolver		4/27/2027				2	—	(e)(h)
GraphPAD Software, LLC		1st Lien Term Loan	7.00% (12M LIBOR + 6.00%)	4/27/2027				4,688	4,641	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	8.31% (3M LIBOR + 5.50%)	4/27/2027				1	1	(e)(f)
GraphPAD Software, LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	4/27/2027				1,983	1,943	(e)(f)
GraphPAD Software, LLC		1st Lien Delayed Draw Term Loan		4/27/2027				436	(9)	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Revolver		11/16/2027				410	—	(e)(h)
Heavy Construction Systems Specialists, LLC		1st Lien Term Loan	8.02% (1M LIBOR + 5.50%)	11/16/2028				4,157	4,157	(e)(f)
Help/Systems Holdings, Inc.		1st Lien Term Loan	7.03% (SOFR + 4.00%)	11/19/2026				15,933	14,595	(f)
Help/Systems Holdings, Inc.		2nd Lien Term Loan	9.88% (SOFR + 6.75%)	11/19/2027				2,360	2,260	(f)
Idera, Inc.		1st Lien Term Loan	6.32% (3M LIBOR + 3.75%)	3/2/2028				8,811	8,136	(f)
Idera, Inc.		2nd Lien Term Loan	10.50% (3M LIBOR + 6.75%)	3/2/2029				3,567	3,210	(e)
Imperva, Inc.		1st Lien Term Loan	6.92% (3M LIBOR + 4.00%)	1/12/2026				2,196	1,836	(f)
Imperva, Inc.		2nd Lien Term Loan	10.71% (3M LIBOR + 7.75%)	1/10/2027				4,502	3,703	(f)
Imprivata, Inc.		2nd Lien Term Loan	9.28% (SOFR + 6.25%)	12/1/2028				6,384	6,065	(e)(f)
IQN Holding Corp.		1st Lien Revolver		5/2/2028				628	(6)	(e)(h)
IQN Holding Corp.		1st Lien Term Loan	8.41% (SOFR + 5.50%)	5/2/2029				6,485	6,420	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
IQN Holding Corp.		1st Lien Delayed Draw Term Loan		5/2/2029				$1,342	$(13)	(e)(h)
Ishtar Bidco Norway AS	United Kingdom	1st Lien Delayed Draw Term Loan	9.72% (SONIA + 7.75%)	11/26/2025			₤	1,000	1,039	(e)(f)
Ivanti Software, Inc.		1st Lien Revolver	9.00% (PRIME + 2.75%)	12/1/2025				460	(80)	(e)(h)
Ivanti Software, Inc.		1st Lien Term Loan	7.14% (3M LIBOR + 4.00%)	12/1/2027				55	42
Ivanti Software, Inc.		1st Lien Term Loan	7.33% (3M LIBOR + 4.25%)	12/1/2027				5,577	4,319
Ivanti Software, Inc.		2nd Lien Term Loan	10.33% (3M LIBOR + 7.25%)	12/1/2028				5,000	3,717
Kaseya Inc.		1st Lien Revolver		6/25/2029				2,365	(47)	(e)(h)
Kaseya Inc.		1st Lien Term Loan	8.29% (SOFR + 5.75%)	6/25/2029				39,056	38,275	(e)(f)
Kaseya Inc.		1st Lien Delayed Draw Term Loan		6/25/2029				2,365	(47)	(e)(h)
LeanTaaS Holdings, Inc.		1st Lien Term Loan	11.05% (SOFR + 7.50%)	7/12/2028				2,635	2,582	(e)
LeanTaaS Holdings, Inc.		1st Lien Delayed Draw Term Loan	11.05% (SOFR + 7.50%)	7/12/2028				2,371	37	(e)(h)
LeanTaaS Holdings, Inc.		1st Lien Delayed Draw Term Loan		7/12/2028				2,635	(53)	(e)(h)
MA Financeco., LLC		1st Lien Term Loan	7.42% (3M LIBOR + 4.25%)	6/5/2025				1,306	1,281
Magnesium BorrowerCo, Inc.		1st Lien Term Loan	7.94% (SONIA + 5.75%)	5/18/2029			₤	7,053	7,724	(e)(f)
Magnesium BorrowerCo, Inc.		1st Lien Term Loan	8.88% (SOFR + 5.75%)	5/18/2029				38,568	37,797	(e)(f)
Magnesium BorrowerCo, Inc.		1st Lien Delayed Draw Term Loan		5/18/2029				3,831	(77)	(e)(h)
Majesco		1st Lien Revolver		9/21/2026				624	—	(e)(h)
Majesco		1st Lien Term Loan	10.93% (3M LIBOR + 7.25%)	9/21/2027				7,932	7,932	(e)(f)
Maltese Bidco 1 Limited	United Kingdom	1st Lien Term Loan	7.32% (3M EURIBOR + 7.00%)	2/14/2029				€3,600	3,532	(e)(f)
McAfee Corp.		1st Lien Term Loan	6.36% (SOFR + 4.00%)	3/1/2029				5,195	4,725
MH Sub I, LLC (Micro Holding Corp.)		1st Lien Term Loan	6.87% (1M LIBOR + 3.75%)	9/13/2024				10,116	9,620	(i)
Mitchell International, Inc.		2nd Lien Term Loan	9.57% (3M LIBOR + 6.50%)	10/15/2029				11,352	10,600
MMIT Holdings, LLC		1st Lien Revolver	9.50% (3M LIBOR + 6.25%)	9/15/2027				651	114	(e)(h)
MMIT Holdings, LLC		1st Lien Term Loan	9.92% (3M LIBOR + 6.25%)	9/15/2027				7,572	7,647	(e)(f)
MRI Software LLC		1st Lien Revolver		2/10/2026				508	(15)	(e)(h)
MRI Software LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	2/10/2026				6,634	6,435	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
MRI Software LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	2/10/2026			$1,711	$1,660	(e)(g)
MRI Software LLC		1st Lien Delayed Draw Term Loan		2/10/2026			1,019	(31)	(e)(h)
NortonLifeLock Inc.		1st Lien Term Loan	4.85% (SOFR + 2.00%)	9/12/2029			5,360	5,143
OpenMarket Inc.		1st Lien Term Loan	9.92% (3M LIBOR + 6.25%)	9/17/2026			6,976	6,906	(e)(f)
Park Place Technologies, LLC		1st Lien Term Loan	8.03% (SOFR + 5.00%)	11/10/2027			1,757	1,664	(f)
Park Place Technologies, LLC		2nd Lien Term Loan	12.13% (SOFR + 9.00%)	11/10/2028			9,474	9,474	(e)(f)
PDDS Holdco, Inc.		1st Lien Revolver		7/18/2028			58	(1)	(e)(h)
PDDS Holdco, Inc.		1st Lien Term Loan	9.89% (SOFR + 6.75%)	7/18/2028			733	718	(e)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan	9.89% (SOFR + 6.75%)	7/18/2028			70	69	(e)
PDDS Holdco, Inc.		1st Lien Delayed Draw Term Loan		7/18/2028			169	(3)	(e)(h)
PDI TA Holdings, Inc.		1st Lien Revolver	7.21% (3M LIBOR + 4.50%)	10/24/2024			205	124	(e)(h)
PDI TA Holdings, Inc.		1st Lien Term Loan	7.16% (2M LIBOR + 4.50%)	10/24/2024			2,347	2,300	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Term Loan	11.49% (3M LIBOR + 8.50%)	10/24/2025			1,107	1,096	(e)
PDI TA Holdings, Inc.		2nd Lien Term Loan	11.49% (3M LIBOR + 8.50%)	10/24/2025			245	242	(e)(f)
PDI TA Holdings, Inc.		2nd Lien Delayed Draw Term Loan	11.49% (3M LIBOR + 8.50%)	10/24/2025			138	136	(e)
Pluralsight, Inc.		1st Lien Revolver		4/6/2027			1,204	—	(e)(h)
Pluralsight, Inc.		1st Lien Term Loan	10.68% (1M LIBOR + 8.00%)	4/6/2027			16,506	16,506	(e)
Precisely Software Incorporated (f/k/a Syncsort Incorporated)		1st Lien Term Loan	6.78% (3M LIBOR + 4.00%)	4/24/2028			13,434	11,687	(f)
ProfitSolv Purchaser, Inc.		1st Lien Revolver		3/5/2027			608	(6)	(e)(h)
ProfitSolv Purchaser, Inc.		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	3/5/2027			3,776	3,738	(e)(f)
ProfitSolv Purchaser, Inc.		1st Lien Delayed Draw Term Loan	9.17% (3M LIBOR + 5.50%)	3/5/2027			2,550	726	(e)(h)
Project Essential Bidco, Inc.		1st Lien Revolver		4/20/2027			121	(5)	(e)(h)
Project Essential Bidco, Inc.		1st Lien Term Loan	6.75% (6M LIBOR + 5.75%)	4/20/2028			4,067	3,904	(e)(f)
Proofpoint, Inc.		1st Lien Revolver		8/31/2026			240	—	(e)(h)
Proofpoint, Inc.		1st Lien Term Loan	6.32% (3M LIBOR + 3.25%)	8/31/2028			6,465	6,058

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Proofpoint, Inc.		2nd Lien Term Loan	9.32% (3M LIBOR + 6.25%)	8/31/2029			$5,156	$5,156	(e)
QF Holdings, Inc.		1st Lien Revolver		12/15/2027			317	—	(e)(h)
QF Holdings, Inc.		1st Lien Term Loan	10.43% (3M LIBOR + 6.25%)	12/15/2027			1,313	1,313	(e)
QF Holdings, Inc.		1st Lien Term Loan	8.76% (3M LIBOR + 6.25%)	12/15/2027			2,500	2,500	(e)(f)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan	10.43% (3M LIBOR + 6.25%)	12/15/2027			263	263	(e)
QF Holdings, Inc.		1st Lien Delayed Draw Term Loan		12/15/2027			263	—	(e)(h)
Quest Software US Holdings Inc.		1st Lien Term Loan	6.98% (SOFR + 4.25%)	2/1/2029			4,619	3,383
Quest Software US Holdings Inc.		2nd Lien Term Loan	10.23% (SOFR + 7.50%)	2/1/2030			4,678	2,684
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Revolver		10/5/2027			498	(10)	(e)(h)
Raptor Technologies, LLC (Sycamore Bidco Ltd)		1st Lien Term Loan	8.92% (3M LIBOR + 6.00%)	10/5/2028			3,199	3,135	(e)(f)
RealPage, Inc.		2nd Lien Term Loan	9.62% (1M LIBOR + 6.50%)	4/23/2029			9,423	9,328	(e)(f)
Relativity ODA LLC		1st Lien Revolver		5/12/2027			1	—	(e)(h)
Relativity ODA LLC		1st Lien Term Loan	10.59% (1M LIBOR + 8.00%)	5/12/2027			7,173	7,173	(e)
Revalize, Inc.		1st Lien Revolver	9.19% (3M LIBOR + 5.75%)	4/15/2027			227	218	(e)
Revalize, Inc.		1st Lien Delayed Draw Term Loan	9.42% (3M LIBOR + 5.75%)	4/15/2027			2,746	2,636	(e)
Revalize, Inc.		1st Lien Delayed Draw Term Loan		4/15/2027			1,350	(54)	(e)(h)
RMS Holdco II, LLC		1st Lien Revolver		12/16/2027			883	(18)	(e)(h)
RMS Holdco II, LLC		1st Lien Term Loan	9.42% (3M LIBOR + 5.75%)	12/16/2027			7,175	7,032	(e)(f)
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.)		1st Lien Term Loan	6.37% (1M LIBOR + 3.25%)	12/31/2025			5,319	5,027
Smarsh Inc.		1st Lien Revolver		2/16/2029			227	(2)	(e)(h)
Smarsh Inc.		1st Lien Term Loan	10.05% (SOFR + 6.50%)	2/16/2029			3,561	3,525	(e)(f)
Smarsh Inc.		1st Lien Delayed Draw Term Loan		2/16/2029			890	(9)	(e)(h)
Sophia, L.P.		1st Lien Term Loan	7.17% (3M LIBOR + 3.50%)	10/7/2027			10,637	10,211
Sophia, L.P.		2nd Lien Term Loan	11.67% (3M LIBOR + 8.00%)	10/9/2028			10,498	10,288	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Storable, Inc.		2nd Lien Term Loan	9.33% (SOFR + 6.75%)	4/16/2029				$9,527	$9,146	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Revolver	9.40% (3M LIBOR + 6.25%)	7/2/2027				1	1	(e)(h)
Sundance Group Holdings, Inc.		1st Lien Term Loan	8.54% (3M LIBOR + 6.25%)	7/2/2027				1,510	1,495	(e)(f)
Sundance Group Holdings, Inc.		1st Lien Delayed Draw Term Loan		7/2/2027				453	(5)	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Revolver	8.09% (3M LIBOR + 5.50%)	8/29/2025				458	270	(e)(h)
TCP Hawker Intermediate LLC		1st Lien Term Loan	9.17% (3M LIBOR + 5.50%)	8/28/2026				437	432	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Term Loan	9.18% (3M LIBOR + 5.50%)	8/28/2026				2,306	2,282	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	9.18% (3M LIBOR + 5.50%)	8/28/2026				978	968	(e)(f)
TCP Hawker Intermediate LLC		1st Lien Delayed Draw Term Loan	9.18% (3M LIBOR + 5.50%)	8/31/2026				918	393	(e)(h)
The Ultimate Software Group, Inc.		1st Lien Revolver	6.87% (3M LIBOR + 3.75%)	5/3/2024				1	—	(e)(h)
TIBCO Software Inc		1st Lien Revolver		9/30/2027				2,574	(257)	(e)(h)(i)
TIBCO Software Inc		1st Lien Term Loan		3/30/2029				20,500	18,369	(i)
TIBCO Software Inc		2nd Lien Term Loan		9/28/2029				2	2	(e)(i)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.23% (SONIA + 6.42%)	6/30/2028			₤	1,464	1,636	(e)
Tiger UK Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.23% (SONIA + 6.42%)	6/30/2028			₤	5,529	6,178	(e)(f)
WebPT, Inc.		1st Lien Revolver	8.38% (6M LIBOR + 6.75%)	1/18/2028				216	59	(e)(h)
WebPT, Inc.		1st Lien Term Loan	9.82% (3M LIBOR + 6.75%)	1/18/2028				2,042	2,042	(e)
Wellness AcquisitionCo, Inc.		1st Lien Revolver		1/20/2027				504	—	(e)(h)
Wellness AcquisitionCo, Inc.		1st Lien Term Loan	8.62% (1M LIBOR + 5.50%)	1/20/2027				3,071	3,071	(e)(f)
Wellness AcquisitionCo, Inc.		1st Lien Delayed Draw Term Loan		1/20/2027				609	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Revolver		6/29/2027				460	—	(e)(h)
WorkWave Intermediate II, LLC		1st Lien Term Loan	10.90% (SOFR + 7.25%)	6/29/2027				4,349	4,349	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan	10.90% (SOFR + 7.25%)	6/29/2027				1,420	1,420	(e)
WorkWave Intermediate II, LLC		1st Lien Delayed Draw Term Loan		6/29/2027				1,524	—	(e)(h)
WSBidCo Limited	Jersey	1st Lien Term Loan	8.56% (SONIA + 6.75%)	6/16/2028			₤	2,679	2,993	(e)(f)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
WSBidCo Limited	Jersey	1st Lien Delayed Draw Term Loan		6/16/2028			₤	2,679	$—	(e)(h)(i)
									718,919		29.65%
Technology Hardware & Equipment
Chariot Buyer LLC		1st Lien Revolver	6.62% (1M LIBOR + 3.50%)	11/3/2026				100	16	(e)(h)
Chariot Buyer LLC		2nd Lien Term Loan	10.42% (3M LIBOR + 6.75%)	11/5/2029				13,662	12,843	(e)(f)
CPI International, Inc.		1st Lien Term Loan	7.87% (1M LIBOR + 4.75%)	7/26/2024				5,783	5,783	(e)(f)
CPI International, Inc.		2nd Lien Term Loan	10.37% (1M LIBOR + 7.25%)	7/26/2025				4,553	4,553	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Revolver		2/22/2027				1,312	—	(e)(h)
FL Hawk Intermediate Holdings, Inc.		1st Lien Term Loan	8.39% (3M LIBOR + 4.75%)	2/22/2028				7,345	7,345	(e)(f)
FL Hawk Intermediate Holdings, Inc.		1st Lien Delayed Draw Term Loan		2/22/2028				1,017	—	(e)(h)
Flexential Topco Corporation		1st Lien Revolver	12.00% (PRIME + 5.75%)	8/25/2027				3,000	480	(e)(h)
Micromeritics Instrument Corp.		1st Lien Revolver		12/18/2025				331	—	(e)(h)
Micromeritics Instrument Corp.		1st Lien Term Loan	7.38% (3M LIBOR + 4.50%)	12/18/2025				1,942	1,942	(e)(f)
MWG BidCo ApS	Denmark	1st Lien Term Loan	7.76% (3M CIBOR + 6.90%)	2/29/2028			DKK	20,066	2,647	(e)
MWG BidCo ApS	Denmark	1st Lien Delayed Draw Term Loan		2/29/2028			DKK	4,934	—	(e)(h)
Octo Consulting Group, LLC		1st Lien Term Loan	8.12% (1M LIBOR + 5.00%)	4/30/2025				2,044	2,024	(e)(f)
Octo Consulting Group, LLC		1st Lien Term Loan	8.37% (1M LIBOR + 5.25%)	4/30/2025				1,149	1,149	(e)(f)
Repairify, Inc.		1st Lien Revolver		6/14/2027				766	(15)	(e)(h)
Repairify, Inc.		1st Lien Term Loan	7.88% (3M LIBOR + 5.00%)	6/14/2027				3,535	3,464	(e)(f)
Stellant Midco, LLC		1st Lien Term Loan	8.41% (SOFR + 5.50%)	10/2/2028				1,610	1,594	(e)(f)
ViaSat, Inc.		1st Lien Term Loan	7.65% (SOFR + 4.50%)	3/2/2029				2,990	2,642
Wildcat BuyerCo, Inc.		1st Lien Revolver		2/27/2026				255	—	(e)(h)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	9.30% (SOFR + 5.75%)	2/27/2026				2,012	2,012	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Term Loan	9.45% (SOFR + 5.75%)	2/27/2026				1,184	1,184	(e)(f)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	8.91% (SOFR + 5.75%)	2/27/2026				935	935	(e)
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	9.30% (SOFR + 5.75%)	2/27/2026				418	418	(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets
Wildcat BuyerCo, Inc.		1st Lien Delayed Draw Term Loan	9.45% (SOFR + 5.75%)	2/27/2026				$1,064	$1,064	(e)(f)
									52,080		2.15%
Telecommunication Services
Aventiv Technologies, LLC		1st Lien Term Loan	8.17% (3M LIBOR + 4.50%)	11/1/2024				2,612	2,285
Aventiv Technologies, LLC		2nd Lien Term Loan	11.06% (3M LIBOR + 8.25%)	11/1/2025				5,692	4,952	(e)
CB-SDG Limited	United Kingdom	1st Lien Term Loan	12.44% (SONIA + 10.13%)	4/2/2026			₤	3,128	2,622	(e)(f)(g)(j)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	7.00% (3M EURIBOR + 6.75%)	9/14/2026				€973	515	(e)(h)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	8.36% (6M EURIBOR + 6.50%)	9/14/2026				€761	808	(e)
Commify Limited	United Kingdom	1st Lien Delayed Draw Term Loan	9.36% (6M EURIBOR + 7.50%)	9/14/2026				€2,802	2,773	(e)(f)
Delta Topco, Inc.		1st Lien Term Loan	5.84% (3M LIBOR + 3.75%)	12/1/2027				16	14
Delta Topco, Inc.		2nd Lien Term Loan	9.34% (3M LIBOR + 7.25%)	12/1/2028				3,964	3,469
Panther NewCo	France	1st Lien Term Loan	5.75% (3M EURIBOR + 5.75%)	5/24/2029				€8,346	8,187	(e)
Panther NewCo	France	1st Lien Delayed Draw Term Loan		5/24/2029				€3,498	—	(e)(h)
Zayo Group Holdings, Inc.		1st Lien Term Loan	6.12% (1M LIBOR + 3.00%)	3/9/2027				2,191	1,824
									27,449		1.13%
Transportation
Commercial Trailer Leasing, Inc.		1st Lien Revolver	11.50% (SOFR + 5.25%)	1/19/2026				741	49	(e)(h)
Commercial Trailer Leasing, Inc.		1st Lien Term Loan	8.95% (SOFR + 6.25%)	1/19/2026				11,895	11,895	(e)(f)
Commercial Trailer Leasing, Inc.		1st Lien Delayed Draw Term Loan	8.68% (SOFR + 6.25%)	1/19/2026				1,439	1,439	(e)
Commercial Trailer Leasing, Inc.		2nd Lien Term Loan	13.00%	1/19/2027				2,222	2,199	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Revolver		7/18/2028				3,871	—	(e)(h)
Draken Bidco Limited	United Kingdom	1st Lien Term Loan	9.74% (SOFR + 7.00%)	7/20/2029				10,560	10,560	(e)(f)
Draken Bidco Limited	United Kingdom	1st Lien Delayed Draw Term Loan		7/20/2029				1,440	—	(e)(h)(i)
First Student Bidco Inc.		1st Lien Term Loan	6.64% (3M LIBOR + 3.00%)	7/21/2028				4,004	3,700
Neovia Logistics, LP		1st Lien Revolver	11.62% (1M LIBOR + 8.50%)	2/7/2024				133	133	(e)
Neovia Logistics, LP		1st Lien Term Loan	8.99% (3M LIBOR + 6.50%)	5/8/2024				689	689	(e)
Neovia Logistics, LP		2nd Lien Term Loan	15.86% (3M LIBOR + 12.25%)	11/8/2024				1,483	719	(e)(j)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Shur-Co Acquisition, Inc.		1st Lien Revolver	9.63% (3M LIBOR + 6.00%)	6/30/2027			$441	$250	(e)(h)
Shur-Co Acquisition, Inc.		1st Lien Term Loan	9.68% (3M LIBOR + 6.00%)	6/30/2027			2,611	2,611	(e)(f)
								34,244		1.41%
Utilities
Scholt Energy B.V.	Netherlands	1st Lien Term Loan	7.00% (3M EURIBOR + 7.00%)	8/20/2028			€9,500	8,854	(e)(f)
WIN Waste Innovations Holdings Inc.		1st Lien Term Loan	6.42% (3M LIBOR + 2.75%)	3/24/2028			5,129	4,890
								13,744		0.57%

TOTAL SENIOR LOANS (Cost $2,790,457)								2,661,309		109.71%

SUBORDINATED LOANS(b)(c)(d)(e)
Commercial & Professional Services
Visual Edge Technology, Inc.		Subordinated Term Loan		9/3/2024			263	165	(j)
								165		0.01%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Subordinated Term Loan	10.00%	1/20/2027			8,692	8,692
KeyStone Sub-Debt HoldCo, LLC		Subordinated Term Loan	10.00%	1/20/2027			1,158	1,158	(g)
								9,850		0.40%
Diversified Financials
eCapital Finance Corp.	Canada	Subordinated Term Loan	10.36% (SOFR + 7.75%)	12/31/2025			22,643	22,417
eCapital Finance Corp.	Canada	Subordinated Delayed Draw Term Loan	10.36% (SOFR + 7.75%)	12/31/2025			2,803	2,775
								25,192		1.04%

TOTAL SUBORDINATED LOANS (Cost $34,602)								35,207		1.45%

CORPORATE BONDS(b)(c)
Banks
Rocket Mortgage LLC			3.63%	3/1/2029			1,000	765	(d)
								765		0.03%
Capital Goods
Artera Services, LLC			9.03%	12/4/2025			12,790	10,296	(d)
LBM Acquisition LLC			6.25%	1/15/2029			5,174	3,505	(d)
Specialty Building Products Holdings LLC			6.38%	9/30/2026			4,484	3,720	(d)
SPX Flow, Inc.			8.75%	4/1/2030			424	330	(d)
SRS Distribution Inc.			6.00%	12/1/2029			5,000	3,988	(d)
Tutor Perini Corporation			6.88%	5/1/2025			7,988	5,977	(d)
								27,816		1.15%
Commercial & Professional Services
NBLY 2021-1			3.58%	4/30/2051			25	20	(d)(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
VRC Companies, LLC			12.00%	6/29/2028			$25	$25	(e)
								45		0.00%
Consumer Durables & Apparel
Ashton Woods USA LLC			4.63%	8/1/2029			1,600	1,162	(d)
Ashton Woods USA LLC			4.63%	4/1/2030			520	372	(d)
								1,534		0.06%
Consumer Services
1011778 BC ULC	Canada		4.38%	1/15/2028			1,190	1,031
AUTHB 2021-1			3.73%	7/30/2051			25	20	(d)(e)
SERV 2020-1			3.34%	1/30/2051			25	19	(d)(e)
								1,070		0.04%
Diversified Financials
BCC Blueprint Investments, LLC			10.05%	9/15/2026			656	656	(e)
Blackstone Private Credit Fund			2.35%	11/22/2024			8,500	7,757
Castor S.p.A.	Italy		6.00%	2/15/2029			€1,977	1,687
Castor S.p.A.	Italy		6.00%	2/15/2029			€2,000	1,707	(d)
Coinbase Global Inc			3.63%	10/1/2031			825	466	(d)
Ford Motor Credit Co. LLC			5.13%	6/16/2025			8,437	7,961
HighTower Holding, LLC			6.75%	4/15/2029			3,280	2,676	(d)
Shiba Bidco SpA	Italy		4.50%	10/31/2028			€2,000	1,510
SoFi Technologies Inc				10/15/2026			7,605	5,167
WAX 2022-1			5.50%	3/15/2052			18,953	17,188	(d)(e)
								46,775		1.93%
Energy
Ascent Resources - Utica LLC			9.00%	11/1/2027			500	610	(d)
Blue Racer Midstream LLC			7.63%	12/15/2025			1,652	1,597	(d)
Cheniere Energy Partners LP			4.00%	3/1/2031			300	251
CITGO Holding Inc			9.25%	8/1/2024			3,000	2,978	(d)
ITT Holdings LLC			6.50%	8/1/2029			7,137	5,537	(d)
New Fortress Energy Inc			6.50%	9/30/2026			5,300	4,897	(d)
Summit Midstream Holdings LLC			5.75%	4/15/2025			596	489
								16,359		0.67%
Food & Staples Retailing
BUNDT 2021-1			2.99%	7/30/2051			25	21	(d)(e)
								21		0.00%
Food & Beverage
Simmons Foods Inc			4.63%	3/1/2029			3,500	2,861	(d)
Triton Water Holdings, Inc.			6.25%	4/1/2029			100	76	(d)
								2,937		0.12%
Health Care Equipment & Services
Air Methods Corporation			8.00%	5/15/2025			7,618	3,831	(d)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Lifepoint Health Inc			4.38%	2/15/2027			$1,613	$1,333	(d)
Team Health Holdings, Inc.			6.38%	2/1/2025			6,188	4,584	(d)
								9,748		0.40%
Insurance
Ardonagh Midco 2 PLC	United Kingdom		11.50%	1/15/2027			41	41	(g)
NFP Corp.			6.88%	8/15/2028			2,624	2,047	(d)
								2,088		0.09%
Materials
Chemours Company, The			4.63%	11/15/2029			3,003	2,231	(d)
Constellium SE	France		5.63%	6/15/2028			1,000	820
Kobe US Midco 2 Inc			9.25%	11/1/2026			666	526	(d)(g)
Mauser Packaging Solutions Holding Company			7.25%	4/15/2025			4,968	4,370	(d)
Venator Finance Sarl	Luxembourg		5.75%	7/15/2025			4,245	2,865
Venator Finance Sarl	Luxembourg		9.50%	7/1/2025			287	275
								11,087		0.46%
Media & Entertainment
Altice Financing S.A.	Luxembourg		5.00%	1/15/2028			7,000	5,392
Aventine Holdings II LLC			10.25%	12/23/2030			11,527	11,181	(e)(g)
CCO Holdings LLC			4.25%	2/1/2031			969	742	(d)
CSC Holdings LLC			3.38%	2/15/2031			4,000	2,820	(d)
CSC Holdings LLC			4.50%	11/15/2031			870	654	(d)
CSC Holdings LLC			4.63%	12/1/2030			2,000	1,358	(d)
Dolya Holdco 18 DAC	Ireland		5.00%	7/15/2028			3,000	2,426
Telenet Finance Luxembourg Notes Sarl	Luxembourg		5.50%	3/1/2028			400	347	(d)
								24,920		1.03%
Real Estate
Brookfield Property REIT Inc			5.75%	5/15/2026			4,183	3,778	(d)
HAT Holdings I LLC			3.75%	9/15/2030			4,880	3,549	(d)
Iron Mountain Inc			4.88%	9/15/2029			1,049	862	(d)
Iron Mountain Inc			5.25%	7/15/2030			4,089	3,384	(d)
								11,573		0.48%
Retailing
Carvana Co			4.88%	9/1/2029			750	364	(d)
HSE Finance Sarl	Luxembourg		6.07% (3M EURIBOR + 5.75%)	10/15/2026			€4,034	2,568
SCIH Salt Holdings Inc.			4.88%	5/1/2028			3,009	2,454	(d)
								5,386		0.22%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Software & Services
AffiniPay Intermediate Holdings, LLC			12.58% (SOFR + 10.00%)	6/9/2030			$5,096	$5,045	(e)
Castle US Holding Corporation			9.50%	2/15/2028			594	437	(d)
Condor Merger Sub Inc			7.38%	2/15/2030			1,000	816	(d)
Insightful Science Intermediate I, LLC			10.50%	4/28/2032			1,483	1,417	(e)
Picard Midco Inc			6.50%	3/31/2029			2	2	(d)
								7,717		0.32%
Technology Hardware & Equipment
Avaya Inc.			6.13%	9/15/2028			1,302	648	(d)
CommScope Inc			8.25%	3/1/2027			3,142	2,596	(d)
ViaSat, Inc.			6.50%	7/15/2028			2,790	1,855	(d)
								5,099		0.21%
Telecommunication Services
Telesat Canada / Telesat LLC	Canada		5.63%	12/6/2026			4,420	2,112
Telesat Canada / Telesat LLC	Canada		6.50%	10/15/2027			2,325	860
								2,972		0.12%

TOTAL CORPORATE BONDS (Cost $216,084)								177,912		7.33%

COLLATERALIZED LOAN OBLIGATIONS - DEBT(b)(c)(d)(e)
AIMCO 2021-15	Cayman Islands		8.69% (3M LIBOR + 5.95%)	10/17/2034			750	648
AMMC 2012-11	Cayman Islands		8.58% (3M LIBOR + 5.80%)	4/30/2031			1,500	1,190
AMMC 2018-22	Cayman Islands		8.28% (3M LIBOR + 5.50%)	4/25/2031			750	602
ATCLO 2016-7	Cayman Islands		11.09% (3M LIBOR + 8.05%)	11/27/2031			875	515
ATRM 13	Cayman Islands		8.83% (3M LIBOR + 6.05%)	11/21/2030			1,350	1,162
ATRM 9	Cayman Islands		9.49% (3M LIBOR + 6.45%)	5/28/2030			2,000	1,712
BCC 2019-2	Cayman Islands		9.06% (3M LIBOR + 6.32%)	10/17/2032			1,250	1,022
BCC 2019-4	Cayman Islands		10.52% (SOFR + 7.99%)	4/23/2035			6,000	5,133
BCC 2021-3	Cayman Islands		9.28% (3M LIBOR + 6.50%)	7/24/2034			500	421
BCC 2022-2	Jersey		9.17% (SOFR + 7.84%)	4/22/2035			8,000	6,985
CANYC 2018-1	Cayman Islands		8.26% (3M LIBOR + 5.75%)	7/15/2031			850	673
CANYC 2020-1	Cayman Islands		8.86% (3M LIBOR + 6.35%)	7/15/2034			1,452	1,206
CEDF 2018-9	Cayman Islands		8.06% (3M LIBOR + 5.35%)	4/20/2031			250	204

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
CIFC 2014-3	Cayman Islands		8.86% (3M LIBOR + 6.10%)	10/22/2031			$522	$434
DEN12 2016-1	Cayman Islands		8.41% (3M LIBOR + 5.90%)	4/15/2031			750	570
DEN14 2016-1	Cayman Islands		9.13% (3M LIBOR + 6.35%)	10/23/2031			750	582
DEN16 2018-1	Cayman Islands		5.31% (3M LIBOR + 2.60%)	1/20/2030			1,500	1,281
DRSLF 2013-28	Cayman Islands		10.66% (3M LIBOR + 7.75%)	8/15/2030			500	399
DRSLF 2018-55	Cayman Islands		7.91% (3M LIBOR + 5.40%)	4/15/2031			375	307
DRSLF 2018-57	Cayman Islands		8.11% (3M LIBOR + 5.20%)	5/15/2031			500	407
DRSLF 2018-58	Cayman Islands		8.09% (3M LIBOR + 5.35%)	7/17/2031			1,000	826
DRSLF 2018-70	Cayman Islands		8.79% (3M LIBOR + 6.05%)	1/16/2032			250	214
DRSLF 2020-86	Cayman Islands			7/17/2034			250	208	(l)
ELMW8 2021-1	Cayman Islands		10.71% (3M LIBOR + 8.00%)	1/20/2034			750	640
FILPK 2018-1	Cayman Islands		7.91% (3M LIBOR + 5.40%)	7/15/2030			288	241
FLAT 2021-1	Cayman Islands		8.74% (3M LIBOR + 6.00%)	7/19/2034			250	206
GLD10 2015-10	Cayman Islands		8.36% (3M LIBOR + 5.65%)	7/20/2031			750	653
ICG 2018-1	Cayman Islands		7.88% (3M LIBOR + 5.15%)	4/21/2031			500	375
INGIM 2013-3	Cayman Islands		8.64% (3M LIBOR + 5.90%)	10/18/2031			1,250	991
KKR 2022-41	Cayman Islands		8.19% (SOFR + 6.70%)	4/15/2035			1,500	1,251
KKR 34	Cayman Islands		9.36% (3M LIBOR + 6.85%)	7/15/2034			600	511
MDPK 2014-14	Cayman Islands		10.53% (3M LIBOR + 7.77%)	10/22/2030			1,000	809
MDPK 2016-22	Cayman Islands		9.21% (3M LIBOR + 6.70%)	1/15/2033			550	479
MDPK 2018-27	Cayman Islands		7.71% (3M LIBOR + 5.00%)	4/20/2030			650	539
MDPK 2018-28	Cayman Islands		10.11% (3M LIBOR + 7.60%)	7/15/2030			500	405
MDPK 2020-46	Cayman Islands		8.76% (3M LIBOR + 6.25%)	10/15/2034			750	656
MDPK 2022-55	Cayman Islands		10.71% (SOFR + 8.17%)	7/18/2035			852	796
OAKC 2022-13	Bermuda		8.75% (SOFR + 5.19%)	7/20/2035			418	411

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
OCT35 2018-1	Cayman Islands		7.91% (3M LIBOR + 5.20%)	1/20/2031			$1,500	$1,200
OHALF 2015-1	Cayman Islands		9.39% (3M LIBOR + 6.65%)	1/19/2037			860	763
OHALF 2016-1	Cayman Islands		9.06% (3M LIBOR + 6.35%)	1/20/2033			4,000	3,519
RSRVA 2016-3	Cayman Islands		9.24% (3M LIBOR + 6.50%)	1/18/2034			500	414
TFLAT 2018-1	Cayman Islands		8.96% (3M LIBOR + 6.15%)	1/29/2032			250	212
VENTR 2019-36	Cayman Islands		9.63% (3M LIBOR + 6.92%)	4/20/2032			300	212
VENTR 2019-37	Cayman Islands		9.46% (3M LIBOR + 6.95%)	7/15/2032			3,000	2,259
VOYA 2019-4	Cayman Islands		9.22% (3M LIBOR + 6.71%)	1/15/2035			500	419
WELF 2017-3	Cayman Islands		8.29% (3M LIBOR + 5.55%)	1/17/2031			1,000	767
WELF 2018-3	Cayman Islands		8.96% (3M LIBOR + 6.25%)	1/20/2032			250	196
WOODS 2018-12	Cayman Islands		9.08% (3M LIBOR + 5.79%)	6/15/2031			750	543
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $54,133)								46,168	1.90%

COLLATERALIZED LOAN OBLIGATIONS - EQUITY(d)(e)
AIMCO 2020-11	Cayman Islands		24.52%	10/17/2034			7,258	6,646
AIMCO 2021-14	Cayman Islands		21.72%	4/20/2034			1,000	809
AIMCO 2021-16	Cayman Islands		16.94%	1/17/2035			5,600	4,431
ANCHC 2021-20	Cayman Islands		8.84%	1/20/2035			4,650	3,183
ANCHF 2016-3	Cayman Islands		15.47%	1/28/2039			520	356
ATRM 15	Cayman Islands		18.04%	1/23/2031			4,080	2,451
AVERY 2015-6	Cayman Islands		0.10%	8/5/2027			314	1
BCC 2017-2	Cayman Islands		18.14%	7/25/2034			3,461	2,485
BCC 2018-1	Cayman Islands		29.57%	4/23/2031			1,420	676
BCC 2019-1	Cayman Islands		22.67%	4/18/2032			1,400	865
BCC 2019-2	Cayman Islands		25.57%	10/17/2032			810	520
BCC 2020-1	Cayman Islands		26.28%	4/18/2033			1,250	901
BCC 2020-2	Cayman Islands		41.06%	7/19/2034			800	542
BCC 2021-2	Cayman Islands		30.35%	7/16/2034			1,000	660
BCC 2022-1	Cayman Islands		19.17%	4/18/2035			6,750	6,108
CANYC 2019-1	Cayman Islands		19.99%	4/15/2032			2,798	1,586

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
CEDF 2016-5	Cayman Islands		19.99%	7/17/2031			$2,000	$1,420
CEDF 2017-8	Cayman Islands		12.75%	10/17/2034			365	181
CGMS 2018-3	Cayman Islands		15.08%	10/15/2030			750	308
CGMS 2018-4	Cayman Islands		21.58%	1/20/2031			2,310	1,230
CGMS 2019-3	Cayman Islands		23.93%	10/20/2032			3,875	2,691
CGMS 2021-8	Cayman Islands		19.85%	10/15/2034			1,000	714
CIFC 2015-4	Cayman Islands		15.20%	4/20/2034			2,252	889
CIFC 2018-5	Cayman Islands		21.33%	1/15/2032			625	334
CIFC 2019-1	Cayman Islands		25.31%	4/20/2032			1,500	815
CIFC 2019-FAL	Cayman Islands		19.99%	1/20/2033			3,050	2,208
CIFC 2020-3	Cayman Islands		20.29%	10/20/2034			1,000	818
CIFC 2021-5	Cayman Islands		17.43%	7/15/2034			5,200	3,900
DAVIS 2022-1	Cayman Islands		14.38%	4/20/2035			7,250	5,438
DAVIS 2022-1	Cayman Islands			4/20/2035			14,500	301
DRSLF 2013-28	Cayman Islands		19.09%	8/15/2030			1,406	280
DRSLF 2018-58	Cayman Islands		19.64%	7/17/2031			3,125	1,800
DRSLF 2020-78	Cayman Islands		17.89%	4/17/2033			10,625	7,781
DRSLF 2022-108	Jersey		20.93%	7/18/2035			875	705
DRSLF 2022-98	Cayman Islands		20.93%	4/20/2035			5,000	4,801
Eastland Investors Corp	Cayman Islands			5/1/2023			—	9
ELM11 2021-4	Cayman Islands		19.03%	10/20/2034			4,050	3,484
ELMW5 2020-2	Cayman Islands		31.08%	7/24/2031			2,500	2,521
ELMW8 2021-1	Cayman Islands		18.52%	1/20/2034			1,353	1,053
HRPK 2020-1	Cayman Islands		16.74%	4/20/2034			3,500	2,704
ICG 2021-1	Cayman Islands		17.89%	4/17/2034			2,600	1,755
INVCO 2021-2	Cayman Islands		16.99%	7/15/2034			440	308
INVCO 2021-2	Cayman Islands			7/15/2034			44	14
INVCO 2021-3	Cayman Islands		15.13%	10/22/2034			3,657	2,360
INVCO 2021-3	Cayman Islands			10/22/2034			366	113
MAGNE 2012-6	Cayman Islands		21.48%	9/15/2023			1,241	—
MAGNE 2020-28	Cayman Islands		21.48%	1/20/2035			5,250	4,227
MDPK 2016-22	Cayman Islands		17.37%	1/15/2033			7,400	4,252
MDPK 2018-28	Cayman Islands		17.82%	7/15/2030			3,000	1,826
MDPK 2018-31	Cayman Islands		18.46%	1/23/2048			4,250	2,879
MDPK 2018-32	Cayman Islands		26.85%	1/22/2048			1,250	820

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)	Percentage of Net Assets
MDPK 2019-34	Cayman Islands		22.64%	4/25/2032			$780	$513
MDPK 2019-37	Cayman Islands		24.47%	7/15/2049			7,500	6,431
MDPK 2021-50	Cayman Islands		15.09%	4/19/2034			2,500	2,088
MDPK 2021-59	Cayman Islands		12.95%	1/18/2034			6,000	4,979
MDPK 2022-53	Cayman Islands		16.96%	4/21/2035			6,000	4,931
MDPK 2022-55	Cayman Islands		16.96%	7/18/2035			3,025	2,652
NEUB 2016-23	Cayman Islands		0.10%	10/17/2027			29	1
OAKC 2012-7	Cayman Islands		13.81%	2/20/2034			500	262
OAKC 2014-10R	Cayman Islands		12.51%	4/20/2034			1,493	658
OAKC 2014-10R	Cayman Islands		13.37%	4/20/2034			1,000	441
OAKC 2017-15	Cayman Islands		16.36%	1/20/2030			1,360	767
OAKC 2021-16	Cayman Islands		16.59%	10/18/2034			4,575	3,449
OAKCL 2019-2	Cayman Islands		21.15%	4/15/2031			3,860	1,955
OAKCL 2019-3	Cayman Islands		16.44%	10/20/2034			6,229	4,118
OHALF 2013-1	Cayman Islands		13.39%	7/23/2031			876	312
OHALF 2016-1	Cayman Islands		18.89%	1/20/2033			8,800	5,816
RESPK 2020-1	Cayman Islands		19.95%	10/15/2034			2,953	1,775
RESPK 2020-1	Cayman Islands			10/15/2034			2,953	188
ROCKP 2021-1	Cayman Islands		15.07%	4/20/2034			2,100	1,444
ROCKP 2021-1	Cayman Islands			4/20/2034			4,200	32
RRAM 2017-2	Cayman Islands		13.27%	10/15/2117			500	329
RRAM 2019-6	Cayman Islands		15.05%	4/15/2036			1,000	851
RRAM 2020-8	Cayman Islands		15.12%	4/15/2120			550	394
RRAM 2021-14	Cayman Islands		13.78%	4/15/2121			750	549
RRAM 2021-17	Cayman Islands		14.83%	7/15/2034			1,000	728
RRAM 2021-19	Cayman Islands		14.74%	10/15/2035			1,166	912
SPEAK 2018-5	Cayman Islands		14.18%	4/25/2031			2,500	1,289
SPEAK 2020-8	Cayman Islands		19.63%	4/20/2033			6,350	4,854
STCR 2017-1	Cayman Islands		14.65%	10/15/2030			250	83
Symphony CLO XI Ltd	Cayman Islands		3.83%	1/17/2025			1	—
TPRK 2021-1	Cayman Islands		17.31%	4/15/2034			1,500	1,308
WELF 2017-3	Cayman Islands		17.13%	1/17/2031			250	76
WELF 2018-3	Cayman Islands		18.70%	1/20/2032			2,400	914
WELF 2020-1	Cayman Islands		22.62%	4/15/2033			5,955	3,540

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
WLLMN 2021-1	Cayman Islands		15.26%	7/15/2034			$2,550	$1,739
WLLMN 2021-1	Cayman Islands			7/15/2034			5,100	253
YCLO 2019-2	Cayman Islands		25.36%	1/22/2033			4,000	3,231
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $164,590)								161,021		6.64%

COMMON STOCKS
Automobiles & Components
Automotive Keys Investor, LLC		Class A			11/6/2020	37,749		—	(d)(e)(k)
Highline PPC Blocker LLC					11/4/2020	500		30	(d)(e)(k)
Metis Topco, LP					5/4/2021	50		76	(d)(e)(k)
Sun TopCo, LP		Class A			9/8/2021	1,000		116	(d)(e)(k)
								222		0.01%
Capital Goods
Dynamic NC Investment Holdings, LP					12/30/2020	50,000		42	(d)(e)(k)
Kene Holdings, L.P.		Class A			8/8/2019	50,000		63	(d)(e)(k)
Tutor Perini Corporation					5/19/2021	12,650		70	(k)
								175		0.01%
Commercial & Professional Services
Bedrock Parent Holdings, LP		Class A			4/22/2021	500		44	(d)(e)(k)
Capstone Parent Holdings, LP		Class A			11/12/2020	50		94	(d)(e)(k)
IRI-NPD Co-Invest Aggregator, L.P.					8/1/2022	30		31	(d)(e)
KKR Nest Co-Invest L.P.					9/28/2021	50,000		49	(d)(e)(k)
Laboratories Topco LLC		Class A			7/23/2021	33,333		50	(d)(e)(k)
Landscape Parallel Partners, L.P.		Class A			12/16/2021	15		51	(d)(e)(k)
North American Fire Ultimate Holdings, LLC					5/19/2021	68,175		205	(d)(e)(k)
PSP Registrar Co-Investment Fund, L.P.		Class A			8/26/2021	50,000		54	(d)(e)(k)
RC V Tecmo Investor LLC					8/14/2020	50,000		118	(d)(e)(k)
SSE Parent, LP		Class A-1			6/30/2020	25		2	(d)(e)(k)
SSE Parent, LP		Class A-2			6/30/2020	25		2	(d)(e)(k)
Tiger Parent Inc. (IPS)					11/22/2021	268		5,166	(d)(e)
								5,866		0.24%
Consumer Durables & Apparel
Centric Brands GP LLC					10/9/2020	9,495		206	(d)(e)(k)
DRS Holdings I, Inc.					11/1/2019	50		49	(d)(e)(k)
								255		0.01%
Consumer Services
CMG Buyer Holdings, Inc.					5/19/2022	5		50	(d)(e)(k)
LBC Breeze Holdings LLC		Class A			12/6/2021	50		55	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
OMERS Mahomes Investment Holdings LLC		Class A			11/16/2020	16		$96	(d)(e)(k)
ZBS Mechanical Group Co-Invest Fund 2, LLC					10/7/2021	50,000		260	(d)(e)(k)
								461		0.02%
Diversified Financials
Apollo Tactical Income Fund Inc					1/12/2021	811		9
BCC Blueprint Investments, LLC					9/15/2021	606,774		516	(d)(e)(k)
Blackstone Strategic Credit Fund					10/28/2020	3,073		33
Blackstone/GSO Long-Short Credit Income Fund					1/14/2021	70		1
Owl Rock Capital Corp					8/18/2020	2,500		26
Sera 2021 LLC		Class A			3/30/2021	3		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class A			2/1/2019	—		—	(d)(e)(k)
The Ultimus Group Aggregator, LP		Class B			2/1/2019	182		—	(d)(e)(k)
The Ultimus Group, LLC		Class B			2/1/2019	1,609		—	(d)(e)(k)
TVG-TMG Holdings, LLC					3/31/2022	50		—	(d)(e)(k)
								585		0.02%
Energy
Antero Resources Corp					7/28/2021	16,111		492	(k)
Chesapeake Energy Corp					7/25/2022	3,333		314
Galileo Co-Investment Trust I	New Zealand				7/7/2022	50,000		28	(d)(e)
SilverBow Resources, Inc.					6/30/2022	16,722		449	(d)(k)
Summit Midstream Partners LP					2/25/2022	20,000		300	(k)
								1,583		0.07%
Food & Staples Retailing
KCAKE Holdings Inc.					5/14/2021	50		49	(d)(e)(k)
ZB Parent LLC					2/9/2022	50		56	(d)(e)(k)
								105		0.00%
Food & Beverage
PPC CHG Blocker LLC					12/10/2021	1		48	(d)(e)(k)
								48		0.00%
Health Care Equipment & Services
Asclepius Holdings LLC					2/28/2022	448		—	(d)(e)(f)(k)
BCPE Co-Invest (A), LP		Class A			2/15/2022	45,000		44	(d)(e)(k)
Crown CT HoldCo Inc.		Class A			3/8/2022	4		48	(d)(e)(k)
Crown CT Management LLC					3/8/2022	1		8	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Heracles Investments S.a r.l.	Spain				7/5/2022	16,639		$—	(d)(e)
Network Investco BV	Netherlands				7/8/2022	1,073,830		1,053	(d)(e)
Olympia TopCo, L.P.		Class A			9/24/2019	50,000		—	(d)(e)(k)
OMERS Bluejay Investment Holdings LP		Class A			7/10/2018	25		35	(d)(e)(k)
OMERS Wildcats Investment Holdings LLC		Class A			10/31/2019	189		93	(d)(e)(k)
SiroMed Equity Holdings, LLC					3/26/2018	3,703		6	(d)(e)(k)
VPP Group Holdings, L.P.					12/1/2021	50		49	(d)(e)(k)
WSHP FC Holdings LLC					7/1/2022	352		50	(d)(e)
								1,386		0.06%
Household & Personal Products
CDI Holdings I Corp.					12/22/2021	50		38	(d)(e)(k)
RMCF V CIV XLIV, L.P.					8/20/2021	50,000		26	(d)(e)(k)
								64		0.00%
Insurance
High Street HoldCo LLC		Series A	10.00%		4/16/2021	50,000		75	(d)(e)
High Street HoldCo LLC		Series C	10.00%		4/16/2021	437,659		657	(d)(e)
Insight Catastrophe Group, LLC		Series A			2/18/2022	2		58	(d)(e)(k)
								790		0.03%
Materials
ASP-r-pac Holdings LP		Class A			12/29/2021	500		47	(d)(e)(k)
KNPAK Holdings, LP		Class A			7/2/2019	100,000		113	(d)(e)(k)
Novipax Parent Holding Company, L.L.C.		Class C			12/1/2020	50		—	(d)(e)(k)
Plaskolite PPC Blocker LLC					12/14/2018	10		1	(d)(e)(k)
								161		0.01%
Media & Entertainment
Storm Investment S.a.r.l.	Luxembourg	Class A			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class B			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class C			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class D			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class E			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class F			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class G			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class H			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg	Class I			6/24/2021	491,621		275	(d)(e)(k)
Storm Investment S.a.r.l.	Luxembourg				6/24/2021	590		7	(d)(e)(k)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Storm Investment S.a.r.l.	Luxembourg				4/1/2022	25,565		$—	(d)(e)(k)
								2,482		0.10%
Pharmaceuticals, Biotechnology & Life Sciences
Athyrium Buffalo LP					6/17/2022	2,097,909		2,130	(d)(e)(k)
Bausch Health Companies Inc.	Canada				9/1/2022	122,857		846
Cobalt Holdings I, LP		Class A			10/1/2021	500		57	(d)(e)(k)
Covaris Parent, LLC		Class A-2			1/21/2022	50		61	(d)(e)(k)
								3,094		0.13%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	Class A			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class B			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class C			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class D			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class E			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class F			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class G			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class H			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg	Class I			9/15/2021	3,400,700		21	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				9/15/2021	4,081		10	(d)(e)(k)
Illinois Investment S.a.r.l.	Luxembourg				5/26/2022	106,292		—	(d)(e)(k)
								199		0.01%
Retailing
Arko Corp					12/22/2020	106		1	(d)(e)
Emerald Lake Pearl Acquisition-A, L.P.					7/19/2021	43,500		28	(d)(e)(k)
Fastsigns Holdings Inc.					3/13/2019	50		94	(d)(e)(k)
Marcone Yellowstone Holdings, LLC		Class A			6/23/2021	92		194	(d)(e)(k)
Stonecourt IV Partners LP					10/8/2021	2,423,676		2,647	(d)(e)(k)
								2,964		0.12%
Software & Services
APG Holdings, LLC		Class A			1/3/2020	50,000		43	(d)(e)(k)
Astorg VII Co-Invest ERT	Luxembourg				1/31/2020	1,208,500		965	(d)(e)(k)
Consilio Investment Holdings, L.P.		Series A			9/15/2022	243		—	(d)(e)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Consilio Investment Holdings, L.P.					5/28/2021	50,000		$73	(d)(e)(k)
Cority Parent, Inc.	Canada	Class B-1			7/2/2019	47,536		1	(d)(e)(k)
Denali Apexco LP		Class A			9/15/2021	50,000		49	(d)(e)(k)
Destiny Digital Holdings, L.P.					5/27/2021	3,076		47	(d)(e)(k)
Elliott Alto Co-Investor Aggregator L.P.					9/28/2022	500,000		444	(d)(e)
EQT IX Co-Investment (E) SCSP					4/16/2021	5,000		58	(d)(e)(k)
Frontline Technologies Parent, LLC		Class B			9/18/2017	2,728		46	(d)(e)(k)
H&F Unite Partners, L.P.					5/1/2019	50,032		54	(d)(e)(k)
Insight PDI Holdings, LLC		Class A			3/19/2019	26,548		36	(d)(e)(k)
Magic Topco, L.P.		Class B			9/21/2020	12,975		—	(d)(e)(k)
Magnesium Co- Invest SCSp	Luxembourg				5/6/2022	5		51	(d)(e)(k)
PS Co-Invest, L.P.					3/5/2021	50,000		46	(d)(e)(k)
RMCF VI CIV XLVIII, L.P.		Class A			6/8/2022	50,000		50	(d)(e)(k)
RMS Group Holdings, Inc.					12/16/2021	5		60	(d)(e)(k)
Rocket Parent, LLC		Class A			12/17/2018	74,502		141	(d)(e)(k)
Skywalker TopCo, LLC					11/20/2020	25,407		122	(d)(e)(k)
Sunshine Software Holdings, Inc.		Class A-1			10/15/2021	5,000		55	(d)(e)(k)
								2,341		0.10%
Technology Hardware & Equipment
Repairify Holdings, LLC		Class A			6/14/2021	1,655		45	(d)(e)(k)
Wildcat Parent, LP					2/27/2020	535		141	(d)(e)(k)
								186		0.01%
Transportation
Shur-Co HoldCo, Inc.					6/30/2021	50,000		83	(d)(e)(k)
								83		0.00%
Utilities
Apex Clean Energy TopCo, LLC		Class A			11/17/2021	149,776		15,126	(d)(e)(k)
								15,126		0.62%

TOTAL COMMON STOCKS (Cost $28,986)								38,176		1.57%

PREFERRED STOCK(b)(c)(d)(e)
Automobiles & Components
Automotive Keys Investor, LLC			9.00%		11/6/2020	37,749		30	(g)
McLaren Group Limited	United Kingdom		12.50%		8/2/2021	63,529		7,932	(g)
Metis Holdco, Inc.		Class A	7.00%		5/4/2021	7,959		8,776	(g)
								16,738		0.69%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Commercial & Professional Services
Marmic Topco, L.P.			8.00%		3/5/2021	57,624		$74	(g)
								74		0.00%
Consumer Services
Aragorn Parent Holdings LP		Series A	10.00%		10/15/2020	50,000		108	(g)
Redwood Services Holdco, LLC		Series D	8.00%		12/31/2020	47,075		104	(g)
								212		0.01%
Diversified Financials
The Ultimus Group, LLC		Class A			2/1/2019	1		2	(k)
TVG-TMG Holdings, LLC		Series A			3/31/2022	50		50	(k)
								52		0.00%
Energy
Ferrellgas, L.P.			8.96%		3/30/2021	8,734		8,821
								8,821		0.36%
Food & Beverage
Gotham Greens Holdings, PBC		Series E-1	6.00%		6/29/2022	67,601		5,786	(g)
Watermill Express Holdings, LLC		Class A	8.00%		4/20/2021	5,000		51	(g)
								5,837		0.24%
Health Care Equipment & Services
Minerva Holdco, Inc.		Series A	10.75%		2/15/2022	21,262		21,143	(g)
Olympia Acquisition, Inc.					2/28/2022	472		—	(f)(k)
Olympia TopCo, L.P.					7/28/2021	2,184		—	(k)
Symplr Software Intermediate Holdings, Inc.		Series C-1	11.00%		12/22/2020	50		55	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-2	11.00%		6/18/2021	5,980		6,268	(g)
Symplr Software Intermediate Holdings, Inc.		Series C-3	11.00%		10/12/2021	789		798	(g)
								28,264		1.17%
Insurance
High Street HoldCo LLC		Series A-1	10.00%		1/1/2022	3,898,354		4,232	(g)
High Street HoldCo LLC		Series A-2	10.00%		1/1/2022	789,494		846	(g)
High Street HoldCo LLC		Series A-3	10.00%		1/1/2022	389,813		415	(g)
High Street HoldCo LLC		Series A-4	10.00%		1/1/2022	1,480,301		1,561	(g)
High Street HoldCo LLC		Series A-5	10.00%		1/1/2022	347,693		364	(g)
High Street HoldCo LLC		Series A-6	10.00%		1/1/2022	660,617		685	(g)
High Street HoldCo LLC		Series A-7	10.00%		1/1/2022	938,771		958	(g)
								9,061		0.37%
Materials
Novipax Parent Holding Company, L.L.C.		Class A	10.00%		12/1/2020	50		104	(g)
								104		0.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
Media & Entertainment
PFL MMA, Inc.		Series E			4/26/2022	7,823		$25	(k)
PRG III, LLC		Class A			10/6/2020	2,250		684	(k)
								709		0.03%
Pharmaceuticals, Biotechnology & Life Sciences
Cardinal Topco Holdings, L.P.		Class A	8.00%		9/15/2020	83		220	(g)
Cobalt Holdings I, LP			8.00%		10/1/2021	50		6	(g)
Cobalt Intermediate I, Inc.		Series A	12.28% (3M LIBOR + 10.00%)		10/1/2021	8,582		9,588	(g)
								9,814		0.40%
Retailing
Monolith Brands Group, Inc.		Series A			4/14/2022	192,811		4,259	(k)
								4,259		0.18%
Software & Services
Appriss Health Intermediate Holdings, Inc.		Series A	11.00%		5/6/2021	3,657		4,266	(g)
Banyan Software, LP					1/7/2022	16,323		684	(k)
Cority Parent, Inc.	Canada	Class A-1	9.00%		7/2/2019	50		162	(g)
DCert Preferred Holdings, Inc.		Series A	10.50%		5/25/2021	22,284		22,821	(g)
Diligent Preferred Issuer, Inc.			10.50%		4/6/2021	1,476		1,601	(g)
EZ Elemica Holdings, Inc.					9/18/2019	50		65	(k)
Frontline Technologies Parent, LLC		Class A	9.00%		9/18/2017	25		39	(g)
GSV PracticeTek Holdings, LLC		Class A	8.00%		3/31/2021	216,667		237	(g)
Insightful Science Holdings, LLC			14.00%		4/28/2021	62,340		1,961	(g)
Knockout Intermediate Holdings I Inc.			11.75%		6/22/2022	7,299		7,153	(g)
Magic Topco, L.P.		Class A	9.00%		9/21/2020	58		79	(g)
Packers Software Intermediate Holdings, Inc.		Series A	13.28% (3M LIBOR + 11.00%)		11/12/2020	50		56	(g)
Packers Software Intermediate Holdings, Inc.		Series A-2	13.28% (3M LIBOR + 11.00%)		12/23/2020	18		20	(g)
Packers Software Intermediate Holdings, Inc.		Series A-3	11.00%		11/24/2021	24		23	(g)
Peachtree Parent, Inc.		Series A	13.25%		3/19/2019	25		39	(g)
Picard Holdco, Inc.		Series A	15.69% (SOFR + 12.00%)		9/29/2022	515		489	(g)
Project Essential Super Parent, Inc.			11.78% (3M LIBOR + 9.50%)		4/20/2021	2,963		3,290	(g)
Sunshine Software Holdings, Inc.		Series A	10.50%		10/15/2021	15,929		15,245	(g)
Titan DI Preferred Holdings, Inc.			13.50%		2/11/2020	—		69	(g)
								58,299		2.41%

TOTAL PREFERRED STOCK (Cost $144,838)								142,244		5.86%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)		Fair Value (a)		Percentage of Net Assets

PRIVATE ASSET-BACKED DEBT(b)(c)(d)(e)
Consumer Services
CFG Investments WH Limited, P.A. CFG de la Transaccion Ares		1st Lien Revolver	8.63% (SOFR + 6.00%)	2/15/2025				$5,000	$3,266	(h)
									3,266		0.13%
Diversified Financials
Adonis Financial Funding, LLC		1st Lien Revolver	9.88% (SOFR + 7.25%)	3/2/2026				1,000	839	(h)
Affirm Operational Loans VI Trust		1st Lien Revolver	12.32% (1M LIBOR + 9.75%)	12/17/2026				500	60	(g)(h)
ARM Funding 2019-1, LLC		1st Lien Revolver	10.51% (1M LIBOR + 7.95%)	2/29/2024				802	802
DFC Global Facility Borrower III LLC		1st Lien Revolver	10.06% (1M LIBOR + 7.50%)	6/28/2026			CAD	17,164	9,973	(h)(o)
Finance Ireland Loan and Treasury DAC	Ireland	1st Lien Delayed Draw Term Loan	9.25% (3M EURIBOR + 9.25%)	6/29/2026				€2,500	1,377	(h)
Hg Saturn 2 SumoCo Limited	Guernsey	1st Lien Term Loan	9.99% (3M LIBOR + 7.25%)	1/19/2027				14,207	14,207	(g)
Reliant SPV, LLC		1st Lien Revolver	9.13% (1M LIBOR + 6.00%)	5/28/2024				500	491	(h)
Sera 2021 LLC		1st Lien Delayed Draw Term Loan	8.53% (3M LIBOR + 5.75%)	3/30/2026				1,092	1,092
Spring Oaks Capital SPV, LLC		1st Lien Revolver	11.06% (1M LIBOR + 8.50%)	11/12/2025				9,000	6,089	(h)
Woodchester Funding Limited	United Kingdom	1st Lien Revolver	9.67% (1M GBP LIBOR + 6.55%)	3/15/2026			₤	2,182	572	(h)(m)
									35,502		1.47%
Real Estate
Illinois Investment S.a.r.l.	Luxembourg	1st Lien Term Loan	5.17%	12/31/2026			SEK	21,396	1,929
									1,929		0.08%
Retailing
Tricolor Funding SPV 3 LLC		1st Lien Revolver	10.13% (SOFR + 7.50%)	8/6/2027				2,273	1,498	(h)(n)
									1,498		0.06%

TOTAL PRIVATE ASSET-BACKED DEBT (Cost $43,594)									42,195		1.74%

WARRANTS(d)(e)(k)
Automobiles & Components
McLaren Group Limited	United Kingdom	Common			8/2/2021	19,998			1,372
									1,372		0.06%
Commercial & Professional Services
Visual Edge Technology, Inc.		Common			3/22/2018	27,334			—
									—		0.00%
Consumer Services
KeyStone Sub-Debt HoldCo, LLC		Common			1/20/2021	4			1,280

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Country (a)	Investment	Interest	Maturity Date	Acquisition Date	Shares	Principal Amount (a)	Fair Value (a)		Percentage of Net Assets
LGDN Bidco Limited	United Kingdom	Common			6/22/2021	25		$14
								1,294		0.06%
Diversified Financials
BFS Receivables I LLC		Common			8/16/2021	34,662		—
Savoyspecial LLC		Common			7/14/2021	345,508		—
								—		0.00%
Food & Beverage
Gotham Greens Holdings, PBC		Common			6/29/2022	17,568		—	(f)
								—		0.00%
Health Care Equipment & Services
Air Medical Buyer Corp		Common			3/14/2018	122		2
GMR Buyer Corp.		Common			12/17/2021	1,927		35
								37		0.00%
Media & Entertainment
PFL MMA, Inc.		Common			1/19/2021	115,111		93
								93		0.00%
Retailing
Adonis Auto, LLC		Common			3/2/2022	—		—
Arko Corp		Common			12/22/2020	55		—
								—		0.00%
Transportation
Neovia Logistics Holdings Ltd.		Common			4/26/2019	194,454		—
								—		0.00%

TOTAL WARRANTS (Cost $2,917)								2,796		0.12%

Total Investments (Cost $3,480,201)								3,307,028		136.32%

Liabilities in Excess of Other Assets								(881,241)		-36.32%

Net Assets								2,425,787		100.00%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
____________________________________________________

(a)Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates. Investments are in United States enterprises and all principal balances shown are in U.S. Dollars unless otherwise noted.

(b)Variable rate loans bear interest at a rate that may be determined by reference to the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”) or an alternate base rate such as the Bank Bill Swap Bid Rate (“BBSY”), Bank Bill Benchmark Rate (“BKBM”), Canadian Dollar Offered Rate (“CDOR”), Copenhagen Interbank Offered Rate (“CIBOR”), Euro Interbank Offered Rate (“EURIBOR”), Norwegian Interbank Offered Rate (“NIBOR”), Prime Rate (“PRIME”), Sterling Overnight Index Average (“SONIA”), Stockholm Interbank Offered Rate (“STIBOR”) or Warsaw Interbank Offered Rate (“WIBOR”), at the borrower’s option. SOFR based contracts may include a credit spread adjustment that is charged in addition to the base rate and the stated spread. Stated interest rates in this schedule represents the “all-in” rate as of September 30, 2022.

(c)Variable rate coupon rate shown as of September 30, 2022.

(d)These investments, which as of September 30, 2022 represented 133.71% of the Fund's net assets or 87.33% of the Fund's total assets, may be subject to legal restrictions on sales. Acquisition dates are included above for equity securities that may be subject to legal restrictions on sales.

(e)Investments whose values were determined using significant unobservable inputs (Level 3) (See Note 3 of the Notes to Consolidated Schedule of Investments).

(f)These assets are held at CADEX Credit Financing, LLC, a wholly owned special purpose financing vehicle, and are pledged as collateral for a secured revolving credit facility.

(g)Includes a payment-in-kind provision.

(h)As of September 30, 2022, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
285 Mezz LLC	1st Lien Delayed Draw Term Loan	$4,972	$(4,016)	$956
285 Schermerhorn LLC	1st Lien Delayed Draw Term Loan	3,919	(2,092)	1,827
Adonis Financial Funding, LLC	1st Lien Revolver	1,000	(844)	156
AffiniPay Midco, LLC	1st Lien Revolver	1,517	—	1,517
AffiniPay Midco, LLC	1st Lien Delayed Draw Term Loan	1,334	—	1,334
Affirm Operational Loans VI Trust	1st Lien Revolver	500	(60)	440
AIM Acquisition, LLC	1st Lien Revolver	457	—	457
American Residential Services L.L.C.	1st Lien Revolver	1	—	1
Amryt Pharmaceuticals Inc.	1st Lien Revolver	1	—	1
Anaplan, Inc.	1st Lien Revolver	381	—	381
Anaqua Parent Holdings, Inc.	1st Lien Revolver	231	—	231
Anaqua Parent Holdings, Inc.	1st Lien Delayed Draw Term Loan	523	(109)	414
APG Intermediate Holdings Corporation	1st Lien Revolver	1	—	1
Applied Technical Services, LLC	1st Lien Revolver	909	(182)	727
Applied Technical Services, LLC	1st Lien Delayed Draw Term Loan	2,520	(368)	2,152
Appriss Health, LLC	1st Lien Revolver	212	—	212
AQ Sage Buyer, LLC	1st Lien Revolver	50	—	50
AQ Sage Buyer, LLC	1st Lien Delayed Draw Term Loan	535	—	535
AQ Sunshine, Inc.	1st Lien Revolver	1,096	(465)	631

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
AQ Sunshine, Inc.	1st Lien Delayed Draw Term Loan	$9,017	$(7,645)	$1,372
Ardonagh Midco 3 PLC	1st Lien Delayed Draw Term Loan	1	—	1
Argenbright Holdings V, LLC	1st Lien Delayed Draw Term Loan	178	—	178
Aspire Bidco Limited	1st Lien Delayed Draw Term Loan	2,169	(723)	1,446
ASP-r-pac Acquisition Co LLC	1st Lien Revolver	839	—	839
athenahealth Group Inc.	1st Lien Revolver	2,100	—	2,100
athenahealth Group Inc.	1st Lien Delayed Draw Term Loan	1,325	—	1,325
Atlas Intermediate III, L.L.C.	1st Lien Revolver	264	(75)	189
Auxadi Midco S.L.U.	1st Lien Delayed Draw Term Loan	892	—	892
Aventine Intermediate LLC	1st Lien Delayed Draw Term Loan	829	(764)	65
Bamboo Purchaser, Inc.	1st Lien Revolver	1	(1)	—
Banyan Software Holdings, LLC	1st Lien Revolver	471	(362)	109
Banyan Software Holdings, LLC	1st Lien Delayed Draw Term Loan	3,597	(1,209)	2,388
Beacon Pointe Harmony, LLC	1st Lien Revolver	909	—	909
Beacon Pointe Harmony, LLC	1st Lien Delayed Draw Term Loan	3,173	(914)	2,259
Benefytt Technologies, Inc.	1st Lien Delayed Draw Term Loan	137	—	137
Berner Food & Beverage, LLC	1st Lien Revolver	262	(144)	118
Blackwood Bidco Limited	1st Lien Delayed Draw Term Loan	4,013	(2,298)	1,715
BlauwTrust Holding B.V.	1st Lien Delayed Draw Term Loan	599	(494)	105
BlueHalo Global Holdings, LLC	1st Lien Revolver	759	(416)	343
Bottomline Technologies, Inc.	1st Lien Revolver	1,811	—	1,811
Brokers Alliance S.L.	1st Lien Delayed Draw Term Loan	1,513	(82)	1,431
Businessolver.com, Inc.	1st Lien Delayed Draw Term Loan	1,197	—	1,197
Capnor Connery Bidco A/S	1st Lien Delayed Draw Term Loan	6,065	(1,075)	4,990
Capstone Acquisition Holdings, Inc.	1st Lien Revolver	1,150	—	1,150
Captive Resources Midco, LLC	1st Lien Revolver	102	—	102
Cardinal Parent, Inc.	1st Lien Revolver	1	—	1
CC Fly Holding II A/S	1st Lien Delayed Draw Term Loan	398	(369)	29
CC Globe Holding II A/S	1st Lien Delayed Draw Term Loan	1,446	(582)	864
CDI Holdings III Corp.	1st Lien Revolver	410	—	410
Centric Brands LLC	1st Lien Revolver	293	(251)	42
CFG Investments WH Limited, P.A. CFG de la Transaccion Ares	1st Lien Revolver	5,000	(3,291)	1,709
Chariot Buyer LLC	1st Lien Revolver	100	(29)	71
CMG HoldCo, LLC	1st Lien Revolver	318	(64)	254
CMG HoldCo, LLC	1st Lien Delayed Draw Term Loan	1,069	(596)	473
Cobalt Buyer Sub, Inc.	1st Lien Revolver	895	(358)	537
Cobalt Buyer Sub, Inc.	1st Lien Delayed Draw Term Loan	2,470	(2,247)	223
Commercial Trailer Leasing, Inc.	1st Lien Revolver	741	(50)	691
Commify Limited	1st Lien Delayed Draw Term Loan	955	(491)	464
Compex Legal Services, Inc.	1st Lien Revolver	900	(495)	405
Comprehensive EyeCare Partners, LLC	1st Lien Revolver	1	—	1
Comprehensive EyeCare Partners, LLC	1st Lien Delayed Draw Term Loan	73	—	73
Confirmasoft AB	1st Lien Delayed Draw Term Loan	1,476	(768)	708
Consilio Midco Limited	1st Lien Revolver	123	—	123
Consilio Midco Limited	1st Lien Delayed Draw Term Loan	379	(78)	301
Continental Acquisition Holdings, Inc.	1st Lien Revolver	1	(1)	—
Continental Cafe, LLC	1st Lien Revolver	786	—	786
Continental Cafe, LLC	1st Lien Delayed Draw Term Loan	2,788	—	2,788
Convera International Holdings Limited	1st Lien Revolver	1,777	—	1,777
Cority Software Inc.	1st Lien Revolver	231	—	231
Cornerstone OnDemand, Inc.	1st Lien Revolver	100	(57)	43

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Covaris Intermediate 3, LLC	1st Lien Revolver	$1,755	$(585)	$1,170
Covaris Intermediate 3, LLC	1st Lien Delayed Draw Term Loan	7,034	—	7,034
Coyote Buyer, LLC	1st Lien Revolver	2,067	—	2,067
Crown CT Parent Inc.	1st Lien Revolver	903	—	903
Crown CT Parent Inc.	1st Lien Delayed Draw Term Loan	1,040	—	1,040
CVP Holdco, Inc.	1st Lien Revolver	3,005	—	3,005
CVP Holdco, Inc.	1st Lien Delayed Draw Term Loan	19,635	(10,532)	9,103
DecoPac, Inc.	1st Lien Revolver	2,382	(2,042)	340
Denali Holdco LLC	1st Lien Revolver	592	—	592
Denali Holdco LLC	1st Lien Delayed Draw Term Loan	542	—	542
DFC Global Facility Borrower III LLC	1st Lien Revolver	12,426	(9,974)	2,452
Diligent Corporation	1st Lien Revolver	513	(256)	257
Draken Bidco Limited	1st Lien Revolver	3,871	—	3,871
Draken Bidco Limited	1st Lien Delayed Draw Term Loan	1,440	—	1,440
DRS Holdings III, Inc.	1st Lien Revolver	173	—	173
DS Admiral Bidco, LLC	1st Lien Revolver	358	—	358
Dye & Durham Corporation	1st Lien Revolver	1,201	—	1,201
Dye & Durham Corporation	1st Lien Delayed Draw Term Loan	1,136	—	1,136
Dynamic NC Aerospace Holdings, LLC	1st Lien Revolver	1,296	(259)	1,037
Eleda BidCo AB (fka EISG BidCo AB)	1st Lien Delayed Draw Term Loan	721	1	722
Elemica Parent, Inc.	1st Lien Revolver	479	(364)	115
Elevation Services Parent Holdings, LLC	1st Lien Revolver	631	(253)	378
Elevation Services Parent Holdings, LLC	1st Lien Delayed Draw Term Loan	986	—	986
EPS NASS Parent, Inc.	1st Lien Revolver	158	(64)	94
EPS NASS Parent, Inc.	1st Lien Delayed Draw Term Loan	583	(326)	257
eResearch Technology, Inc.	2nd Lien Delayed Draw Term Loan	1,343	(671)	672
ESHA Research, LLC	1st Lien Revolver	75	—	75
Essential Services Holding Corporation	1st Lien Revolver	1,560	—	1,560
Essential Services Holding Corporation	1st Lien Delayed Draw Term Loan	8,136	(4,450)	3,686
Eucalyptus BidCo Pty Ltd	1st Lien Delayed Draw Term Loan	857	—	857
EuroParcs Topholding B.V.	1st Lien Delayed Draw Term Loan	801	(800)	1
ExtraHop Networks, Inc.	1st Lien Delayed Draw Term Loan	933	(288)	645
Finance Ireland Loan and Treasury DAC	1st Lien Delayed Draw Term Loan	2,453	(1,377)	1,076
FL Hawk Intermediate Holdings, Inc.	1st Lien Revolver	1,312	—	1,312
FL Hawk Intermediate Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,017	—	1,017
Flexential Topco Corporation	1st Lien Revolver	3,000	(600)	2,400
Floss Bidco Limited	1st Lien Delayed Draw Term Loan	1,359	(463)	896
Foundation Consumer Brands, LLC	1st Lien Revolver	389	—	389
Foundation Risk Partners, Corp.	1st Lien Revolver	2,627	(139)	2,488
Foundation Risk Partners, Corp.	1st Lien Delayed Draw Term Loan	13,448	(5,793)	7,655
Galway Borrower LLC	1st Lien Revolver	969	—	969
Galway Borrower LLC	1st Lien Delayed Draw Term Loan	1,060	(460)	600
Gilfoyle Bidco AB	1st Lien Delayed Draw Term Loan	1,749	(539)	1,210
Global Music Rights, LLC	1st Lien Revolver	473	—	473
GNZ Energy Bidco Limited	1st Lien Delayed Draw Term Loan	1,101	—	1,101
Gotham Greens Holdings, PBC	1st Lien Delayed Draw Term Loan	13,767	—	13,767
GraphPAD Software, LLC	1st Lien Revolver	2	—	2
GraphPAD Software, LLC	1st Lien Delayed Draw Term Loan	436	—	436
Halcon Holdings, LLC	1st Lien Delayed Draw Term Loan	2,103	(1,202)	901
Heavy Construction Systems Specialists, LLC	1st Lien Revolver	410	—	410
HH-Stella, Inc.	1st Lien Revolver	444	(228)	216

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
HH-Stella, Inc.	1st Lien Delayed Draw Term Loan	$1,976	$(577)	$1,399
High Street Buyer, Inc.	1st Lien Revolver	688	—	688
High Street Buyer, Inc.	1st Lien Delayed Draw Term Loan	11,730	(2,366)	9,364
Highline Aftermarket Acquisition, LLC	1st Lien Revolver	1	—	1
Hometown Food Company	1st Lien Revolver	1	—	1
Horizon Bidco S.A.S	1st Lien Delayed Draw Term Loan	3,023	—	3,023
IQN Holding Corp.	1st Lien Revolver	628	—	628
IQN Holding Corp.	1st Lien Delayed Draw Term Loan	1,342	—	1,342
Ivanti Software, Inc.	1st Lien Revolver	460	(24)	436
Jewel Bidco Limited	1st Lien Delayed Draw Term Loan	4,243	(2,019)	2,224
JMG Group Investments Limited	1st Lien Delayed Draw Term Loan	1,663	(1,081)	582
Kaseya Inc.	1st Lien Revolver	2,365	—	2,365
Kaseya Inc.	1st Lien Delayed Draw Term Loan	2,365	—	2,365
Kedleston Schools Limited	1st Lien Delayed Draw Term Loan	273	(191)	82
Kene Acquisition, Inc.	1st Lien Revolver	676	—	676
Laboratories Bidco LLC	1st Lien Revolver	1,562	(312)	1,250
Laboratories Bidco LLC	1st Lien Delayed Draw Term Loan	2,200	(290)	1,910
Lavatio Midco Sarl	1st Lien Delayed Draw Term Loan	978	(616)	362
LeanTaaS Holdings, Inc.	1st Lien Delayed Draw Term Loan	5,006	(84)	4,922
LGDN Bidco Limited	1st Lien Revolver	112	—	112
Lowe P27 Bidco Limited	1st Lien Delayed Draw Term Loan	726	(71)	655
Lower ACS, Inc.	1st Lien Revolver	2,356	—	2,356
Lower ACS, Inc.	1st Lien Delayed Draw Term Loan	8,173	(287)	7,886
LSP HoldCo, LLC	1st Lien Revolver	143	—	143
LSP HoldCo, LLC	1st Lien Delayed Draw Term Loan	5,633	(4,205)	1,428
Magnesium BorrowerCo, Inc.	1st Lien Delayed Draw Term Loan	3,831	—	3,831
Majesco	1st Lien Revolver	624	—	624
Management Consulting & Research LLC	1st Lien Revolver	1,004	—	1,004
Marcone Yellowstone Buyer Inc.	1st Lien Delayed Draw Term Loan	799	(328)	471
Marmic Purchaser, LLC	1st Lien Revolver	287	(29)	258
Marmic Purchaser, LLC	1st Lien Delayed Draw Term Loan	2,543	(186)	2,357
Maverick Acquisition, Inc.	1st Lien Delayed Draw Term Loan	3,164	(1,210)	1,954
Mavis Tire Express Services Topco Corp.	1st Lien Revolver	1	—	1
Medmark Services Inc	1st Lien Delayed Draw Term Loan	2,619	(1,539)	1,080
Medmark Services Inc	2nd Lien Delayed Draw Term Loan	10,445	(3,983)	6,462
Mercury Borrower, Inc.	1st Lien Revolver	470	(107)	363
Micromeritics Instrument Corp.	1st Lien Revolver	331	—	331
MMIT Holdings, LLC	1st Lien Revolver	651	(114)	537
Monica Holdco (US), Inc.	1st Lien Revolver	1,009	—	1,009
Moon Valley Nursery of Arizona Retail, LLC	1st Lien Revolver	1	(1)	—
Moon Valley Nursery of Arizona Retail, LLC	1st Lien Delayed Draw Term Loan	2,000	(318)	1,682
MPLC Debtco Limited	1st Lien Term Loan	232	—	232
MRI Software LLC	1st Lien Revolver	508	—	508
MRI Software LLC	1st Lien Delayed Draw Term Loan	1,019	—	1,019
MWG BidCo ApS	1st Lien Delayed Draw Term Loan	651	—	651
Nelipak European Holdings Cooperatief U.A.	1st Lien Revolver	571	(23)	548
Nelipak Holding Company	1st Lien Revolver	605	(88)	517
Nest Topco Borrower Inc.	1st Lien Delayed Draw Term Loan	13,162	—	13,162
Network Bidco B.V.	1st Lien Delayed Draw Term Loan	2,180	—	2,180
NMC Skincare Intermediate Holdings II, LLC	1st Lien Revolver	465	—	465
Noble Aerospace, LLC	1st Lien Revolver	1,400	—	1,400

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
North American Fire Holdings, LLC	1st Lien Revolver	$411	$—	$411
North American Fire Holdings, LLC	1st Lien Delayed Draw Term Loan	5,911	(3,381)	2,530
North American Science Associates, LLC	1st Lien Revolver	1	(1)	—
North American Science Associates, LLC	1st Lien Delayed Draw Term Loan	912	(729)	183
North Haven Stack Buyer, LLC	1st Lien Revolver	259	(77)	182
North Haven Stack Buyer, LLC	1st Lien Delayed Draw Term Loan	422	—	422
Offen, Inc.	1st Lien Delayed Draw Term Loan	16,762	(3,352)	13,410
Olympia Acquisition, Inc.	1st Lien Delayed Draw Term Loan	476	(84)	392
OMH-HealthEdge Holdings, LLC	1st Lien Revolver	1	—	1
Optio Group Limited	1st Lien Delayed Draw Term Loan	668	(313)	355
Panther NewCo	1st Lien Delayed Draw Term Loan	3,432	(1)	3,431
Patriot Growth Insurance Services, LLC	1st Lien Revolver	250	—	250
Patriot Growth Insurance Services, LLC	1st Lien Delayed Draw Term Loan	155	(94)	61
PDDS Holdco, Inc.	1st Lien Revolver	58	—	58
PDDS Holdco, Inc.	1st Lien Delayed Draw Term Loan	169	1	170
PDI TA Holdings, Inc.	1st Lien Revolver	205	(128)	77
Pegasus (Bidco) Limited	1st Lien Term Loan	3,073	—	3,073
Pegasus (Bidco) Limited	1st Lien Delayed Draw Term Loan	919	(552)	367
People Corporation	1st Lien Revolver	650	(553)	97
People Corporation	1st Lien Delayed Draw Term Loan	2,977	(840)	2,137
Petroleum Service Group LLC	1st Lien Revolver	2,106	(281)	1,825
Petroleum Service Group LLC	1st Lien Delayed Draw Term Loan	3,189	(1,536)	1,653
Platinum Credit Bidco Limited	1st Lien Revolver	3,900	—	3,900
Platinum Credit Bidco Limited	1st Lien Term Loan	35,443	—	35,443
Pluralsight, Inc.	1st Lien Revolver	1,204	—	1,204
Plutus Bidco Limited	1st Lien Delayed Draw Term Loan	1,956	—	1,956
Precision Concepts International LLC	1st Lien Revolver	415	(135)	280
Premier Specialties, Inc.	1st Lien Revolver	385	(158)	227
Premier Specialties, Inc.	1st Lien Delayed Draw Term Loan	829	—	829
Premise Health Holding Corp	1st Lien Revolver	1	—	1
Prime Buyer, L.L.C.	1st Lien Revolver	3,985	(498)	3,487
Prime Dental Alliance B.V.	1st Lien Revolver	559	—	559
Prime Dental Alliance B.V.	1st Lien Delayed Draw Term Loan	1,623	—	1,623
ProfitSolv Purchaser, Inc.	1st Lien Revolver	608	—	608
ProfitSolv Purchaser, Inc.	1st Lien Delayed Draw Term Loan	2,550	(751)	1,799
ProFund S.a r.l.	1st Lien Delayed Draw Term Loan	442	(88)	354
Project Essential Bidco, Inc.	1st Lien Revolver	121	—	121
Project Hammond Bidco Limited	1st Lien Delayed Draw Term Loan	1,956	—	1,956
Proofpoint, Inc.	1st Lien Revolver	240	—	240
PX HoldCo3 Limited	1st Lien Delayed Draw Term Loan	618	(247)	371
QF Holdings, Inc.	1st Lien Revolver	317	—	317
QF Holdings, Inc.	1st Lien Delayed Draw Term Loan	263	—	263
Radius Aerospace Europe Limited	1st Lien Revolver	208	(48)	160
Radius Aerospace, Inc.	1st Lien Revolver	429	(172)	257
Raptor Technologies, LLC (Sycamore Bidco Ltd)	1st Lien Revolver	498	—	498
Rawlings Sporting Goods Company, Inc.	1st Lien Revolver	1	(1)	—
RB Holdings Interco, LLC	1st Lien Revolver	698	(465)	233
RB Holdings Interco, LLC	1st Lien Delayed Draw Term Loan	1,134	—	1,134
Reddy Ice LLC	1st Lien Revolver	955	—	955
Redwood Services, LLC	1st Lien Revolver	194	—	194
Redwood Services, LLC	1st Lien Delayed Draw Term Loan	467	(69)	398

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
Registrar Intermediate, LLC	1st Lien Revolver	$764	$—	$764
Registrar Intermediate, LLC	1st Lien Delayed Draw Term Loan	2,327	—	2,327
Relativity ODA LLC	1st Lien Revolver	1	—	1
Reliant SPV, LLC	1st Lien Revolver	500	(491)	9
Repairify, Inc.	1st Lien Revolver	766	—	766
Revalize, Inc.	1st Lien Delayed Draw Term Loan	1,350	—	1,350
RMS Holdco II, LLC	1st Lien Revolver	883	—	883
Rodeo AcquisitionCo LLC	1st Lien Revolver	311	(111)	200
Rodeo AcquisitionCo LLC	1st Lien Delayed Draw Term Loan	460	—	460
RSC Acquisition, Inc.	1st Lien Revolver	1	—	1
RSK Group Limited	1st Lien Delayed Draw Term Loan	14,611	(6,776)	7,835
Rugby Australia Ltd	1st Lien Delayed Draw Term Loan	801	(200)	601
SageSure Holdings, LLC	1st Lien Revolver	815	—	815
SageSure Holdings, LLC	1st Lien Delayed Draw Term Loan	1,536	(243)	1,293
Saldon Holdings, Inc.	1st Lien Revolver	381	—	381
Schill Landscaping and Lawn Care Services, LLC	1st Lien Revolver	720	(216)	504
Schill Landscaping and Lawn Care Services, LLC	1st Lien Delayed Draw Term Loan	1,542	(216)	1,326
SCM Insurance Services Inc.	1st Lien Revolver	1	—	1
Service Logic Acquisition, Inc.	1st Lien Revolver	1,007	(201)	806
Service Logic Acquisition, Inc.	1st Lien Delayed Draw Term Loan	85	—	85
Seventeen Group Limited	1st Lien Delayed Draw Term Loan	609	1	610
SFE Intermediate HoldCo LLC	1st Lien Revolver	2	(1)	1
Shermco Intermediate Holdings, Inc.	1st Lien Revolver	1,000	(775)	225
Shur-Co Acquisition, Inc.	1st Lien Revolver	441	(250)	191
Sigma Electric Manufacturing Corporation	1st Lien Revolver	1	—	1
SiroMed Physician Services, Inc.	1st Lien Revolver	1	—	1
Smarsh Inc.	1st Lien Revolver	227	—	227
Smarsh Inc.	1st Lien Delayed Draw Term Loan	890	—	890
Spring Oaks Capital SPV, LLC	1st Lien Revolver	9,000	(6,089)	2,911
SSE Buyer, Inc.	1st Lien Revolver	3	(1)	2
Stealth Holding LLC	1st Lien Delayed Draw Term Loan	1,785	(1,368)	417
Steer Automotive Group Ltd	1st Lien Revolver	667	(293)	374
Steer Automotive Group Ltd	1st Lien Delayed Draw Term Loan	1,825	(1,704)	121
Sun Acquirer Corp.	1st Lien Revolver	1,059	(127)	932
Sun Acquirer Corp.	1st Lien Delayed Draw Term Loan	6,217	(3,508)	2,709
Sundance Group Holdings, Inc.	1st Lien Revolver	1	(1)	—
Sundance Group Holdings, Inc.	1st Lien Delayed Draw Term Loan	453	—	453
SV-Burton Holdings, LLC	1st Lien Revolver	416	—	416
SV-Burton Holdings, LLC	1st Lien Delayed Draw Term Loan	1,368	(375)	993
Symbol Bidco I Limited	1st Lien Delayed Draw Term Loan	479	(348)	131
Symplr Software Inc.	1st Lien Revolver	1	—	1
TA/WEG Holdings, LLC	1st Lien Revolver	914	—	914
Tandarts Today Holding B.V.	1st Lien Delayed Draw Term Loan	3,302	(973)	2,329
TCP Hawker Intermediate LLC	1st Lien Revolver	458	(275)	183
TCP Hawker Intermediate LLC	1st Lien Delayed Draw Term Loan	918	(402)	516
TGP Holdings III LLC	1st Lien Delayed Draw Term Loan	770	(193)	577
The Mather Group, LLC	1st Lien Revolver	750	—	750
The Mather Group, LLC	1st Lien Delayed Draw Term Loan	2,500	(892)	1,608
The NPD Group, L.P.	1st Lien Revolver	1,305	—	1,305
The Ultimate Software Group, Inc.	1st Lien Revolver	1	—	1

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Company	Investment Type	Total revolving and delayed draw loan commitments	Less: funded commitments	Total unfunded commitments
The Ultimus Group Midco, LLC	1st Lien Revolver	$396	$—	$396
Therapy Brands Holdings LLC	2nd Lien Delayed Draw Term Loan	1,284	—	1,284
Thermostat Purchaser III, Inc.	1st Lien Revolver	100	—	100
Thermostat Purchaser III, Inc.	2nd Lien Delayed Draw Term Loan	612	—	612
TIBCO Software Inc	1st Lien Revolver	2,574	—	2,574
Tricolor Funding SPV 3 LLC	1st Lien Revolver	2,273	(1,498)	775
Trident TPI Holdings, Inc.	1st Lien Delayed Draw Term Loan	1,087	(680)	407
Turbo Acquisitions 10 Bidco Limited	1st Lien Delayed Draw Term Loan	3,385	(2,428)	957
Two Six Labs, LLC	1st Lien Revolver	2,561	—	2,561
Two Six Labs, LLC	1st Lien Delayed Draw Term Loan	2,853	(1,425)	1,428
United Digestive MSO Parent, LLC	1st Lien Revolver	511	—	511
United Digestive MSO Parent, LLC	1st Lien Delayed Draw Term Loan	4,320	(397)	3,923
US Salt Investors, LLC	1st Lien Revolver	679	—	679
Verista, Inc.	1st Lien Revolver	2,000	(267)	1,733
Verista, Inc.	1st Lien Delayed Draw Term Loan	4,252	(1,855)	2,397
VPP Intermediate Holdings, LLC	1st Lien Revolver	315	(17)	298
VPP Intermediate Holdings, LLC	1st Lien Delayed Draw Term Loan	472	(423)	49
VRC Companies, LLC	1st Lien Revolver	1,342	(202)	1,140
Watermill Express, LLC	1st Lien Revolver	275	—	275
Watermill Express, LLC	1st Lien Delayed Draw Term Loan	219	—	219
Waverly Advisors, LLC	1st Lien Revolver	375	—	375
Waverly Advisors, LLC	1st Lien Delayed Draw Term Loan	1,500	(964)	536
WebPT, Inc.	1st Lien Revolver	216	(59)	157
Wellness AcquisitionCo, Inc.	1st Lien Revolver	504	—	504
Wellness AcquisitionCo, Inc.	1st Lien Delayed Draw Term Loan	609	—	609
Wildcat BuyerCo, Inc.	1st Lien Revolver	255	—	255
Witherslack Bidco Limited	1st Lien Delayed Draw Term Loan	460	1	461
Woodchester Funding Limited	1st Lien Revolver	2,438	(571)	1,867
WorkWave Intermediate II, LLC	1st Lien Revolver	460	—	460
WorkWave Intermediate II, LLC	1st Lien Delayed Draw Term Loan	1,524	—	1,524
WSBidCo Limited	1st Lien Delayed Draw Term Loan	2,994	(1)	2,993
WSHP FC Acquisition LLC	1st Lien Revolver	2,945	(810)	2,135
WSHP FC Acquisition LLC	1st Lien Delayed Draw Term Loan	5,755	(182)	5,573
YE Brands Holdings, LLC	1st Lien Revolver	254	—	254
ZB Holdco LLC	1st Lien Revolver	637	—	637
ZB Holdco LLC	1st Lien Delayed Draw Term Loan	801	—	801
		$546,376	$(148,137)	$398,239
____________________________________________________

(i)This loan or a portion of this loan represents an unsettled loan purchase. The interest rate will be determined at the time of settlement and will be based upon a spread plus the applicable reference rate determined at the time of purchase.

(j)Loan or bond was on non-accrual status as of September 30, 2022.

(k)Non-income producing security as of September 30, 2022.

(l)When-Issued or delayed delivery security based on typical market settlement convention for such security.

(m)The Fund sold a participating interest of £1,200 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with U.S. generally

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
accepted accounting principles (“GAAP”), the Fund recorded a corresponding secured borrowing of $328 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of September 30, 2022, the interest rate in effect for the secured borrowing was 6.55%.

(n)The Fund sold a participating interest of $1,023 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $674 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of September 30, 2022, the interest rate in effect for the secured borrowing was 10.13%.

(o)The Fund sold a participating interest of CAD 8,582 in aggregate principal amount outstanding of the portfolio company’s first lien senior secured revolver. As the transaction did not qualify as a “true sale” in accordance with GAAP, the Fund recorded a corresponding secured borrowing of $5,204 at fair value, included in “liabilities in excess of other assets” in the consolidated schedule of investments. As of September 30, 2022 the interest rate in effect for the secured borrowing was 10.06%.

    As of September 30, 2022, the aggregate cost of securities for Federal income tax purposes was $3,481,788. Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$35,918
Gross unrealized depreciation	(210,678)
Net unrealized depreciation	$(174,760)

Securities sold short as of September 30, 2022 were as follows:

Corporate Bonds Sold Short

Company	Industry	Interest Rate	Maturity Date	Principal Amount	Value	Percentage of Net Assets
CoreCivic, Inc	Commercial & Professional Services	8.25%	4/15/2026	(275)	(274)
QVC, Inc.	Retailing	4.75%	2/15/2027	(1,000)	(753)
Vine Energy Holdings LLC	Oil & Gas	6.75%	4/15/2029	(338)	(324)
Total Corporate Bonds Sold Short (Cost $(1,450))					$(1,351)	(0.06)%

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Forward currency contracts as of September 30, 2022 were as follows:

Description	Notional Amount to be Purchased	Notional Amount to be Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Forward currency contract	$(2,249)		€(2,239)	Goldman Sachs	October 5, 2022	$—	$(10)
Forward currency contract	$(12,107)	NZD	(13,488)	Goldman Sachs	October 19, 2022	1,381	—
Forward currency contract	$(866)		£(836)	Goldman Sachs	October 19, 2022	—	(30)
Forward currency contract	$(79,915)		£(86,349)	Goldman Sachs	October 28, 2022	6,434	—
Forward currency contract	$(71,291)		€(74,081)	Goldman Sachs	October 28, 2022	2,790	—
Forward currency contract	$(14,216)	SEK	(15,345)	Goldman Sachs	October 28, 2022	1,129	—
Forward currency contract	$(13,721)	CAD	(14,708)	Goldman Sachs	October 28, 2022	987	—
Forward currency contract	$(11,246)	CAD	(11,682)	Goldman Sachs	October 28, 2022	436	—
Forward currency contract	$(3,869)	SEK	(4,013)	Goldman Sachs	October 28, 2022	144	—
Forward currency contract	$(3,863)	DKK	(4,007)	Goldman Sachs	October 28, 2022	144	—
Forward currency contract	$(3,485)		€(3,622)	Goldman Sachs	October 28, 2022	137	—
Forward currency contract	$(3,019)	PLN	(3,158)	Goldman Sachs	October 28, 2022	139	—
Forward currency contract	$(1,869)		£(2,022)	Goldman Sachs	October 28, 2022	153	—
Forward currency contract	$(1,523)		€(1,630)	Goldman Sachs	October 28, 2022	107	—
Forward currency contract	$(1,237)		£(1,280)	Goldman Sachs	October 28, 2022	43	—
Forward currency contract	$(711)		£(705)	Goldman Sachs	October 28, 2022	—	(6)
Forward currency contract	$(626)		£(643)	Goldman Sachs	October 28, 2022	17	—
Forward currency contract	$(459)		£(503)	Goldman Sachs	October 28, 2022	44	—
Forward currency contract	$(422)	NOK	(466)	Goldman Sachs	October 28, 2022	44	—
Forward currency contract	$(172)		£(187)	Goldman Sachs	October 28, 2022	15	—
Forward currency contract	$(166)		£(177)	Goldman Sachs	October 28, 2022	11	—
Forward currency contract	$(162)	CAD	(173)	Goldman Sachs	October 28, 2022	11	—
Forward currency contract	$(150)		£(163)	Goldman Sachs	October 28, 2022	13	—
Forward currency contract	$(94)	NOK	(105)	Goldman Sachs	October 28, 2022	11	—
Forward currency contract	$(69)		£(72)	Goldman Sachs	October 28, 2022	3	—
Forward currency contract	$(59)		€(60)	Goldman Sachs	October 28, 2022	1	—
Forward currency contract	$(49)		£(53)	Goldman Sachs	October 28, 2022	4	—
Forward currency contract	$(38)		£(41)	Goldman Sachs	October 28, 2022	3	—
Forward currency contract	$451	SEK	496	Goldman Sachs	October 28, 2022	—	(45)
Forward currency contract	$3,351		£3,659	Goldman Sachs	October 28, 2022	—	(308)
Forward currency contract	$(7,841)	AUD	(8,522)	Goldman Sachs	September 15, 2023	681	—
Total						$14,882	$(399)

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Purchased options outstanding as of September 30, 2022 were as follows:

Options on Equity Indices — Buy Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
SPDR Blackstone Senior Loan ETF	$39	November 18, 2022	JMP Securities	40,870	$985	$350
SPY (SPDR S&P 500 ETF Trust)	$320	October 21, 2022	Barclays Bank PLC	44,648	84	170
iShares iBoxx High Yield Corporate Bond ETF	$76	November 18, 2022	Barclays Bank PLC	12,493	68	28
Total Purchased Options					$1,137	$548

Written options outstanding as of September 30, 2022 were as follows:

Options on Equity Indices — Sell Protection

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Fair Value
SPDR Blackstone Senior Loan ETF	$36	November 18, 2022	JMP Securities	(40,870)	$(365)	$(225)
Total Written Options					$(70)	$(150)

Swap Agreements outstanding as of September 30, 2022 were as follows:

Swap Agreements: Centrally Cleared or Exchange Traded

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AXL CDS USD SR 5Y	Q	5.00%	June 20, 2025	ICE	$250	$1	$(2)	$3
CDX.NA.HY S35 5Y	Q	5.00%	December 20, 2025	ICE	4,206	(2)	(412)	410
CDX.NA.HY S37 SR 5Y	Q	5.00%	December 20, 2026	ICE	3,713	32	(152)	184
Total Swap Agreements - Buy Protection: Centrally Cleared or Exchange Traded						$31	$(566)	$597

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TSLA CDS USD SR 5Y	Q	1.00%	June 20, 2026	ICE	$(275)	$(8)	$5	$(13)
BHCCN CDS USD SR 5Y	Q	5.00%	December 20, 2026	ICE	(1,000)	(293)	(360)	67
Total Swap Agreements - Sell Protection: Centrally Cleared or Exchange Traded						$(301)	$(355)	$54

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)
Swap Agreements: Over the Counter

Credit Default Swaps on Credit Indices - Buy Protection (1)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Counterparty	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY S35 5Y Tranche 15-25	Q	5.00%	December 20, 2025	Goldman Sachs	$7,779	$256	$(194)	$450
CMBX.NA.BBB- S9	M	3.00%	September 17, 2058	Goldman Sachs	1,030	200	246	(46)
Total Swap Agreements - Buy Protection: Over the Counter						$456	$52	$404

Credit Default Swaps on Credit Indices - Sell Protection (4)

Description	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBER CDS USD SR 5Y	Q	5.00%	June 20, 2027	Goldman Sachs	$(1,500)	$111	$101	$10
Fortress BSL XIX WH Bespoke CDX 15-25 Aug 2025	Q	6.00%	August 15, 2025	Goldman Sachs	(5,931)	—	—	—
Total Swap Agreements - Sell Protection: Over the Counter						$111	$101	$10

____________________________________________________

(1)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of year-end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

CION Ares Diversified Credit Fund
Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except shares, percentages and as otherwise noted)

Abbreviations:
144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
CLO Collateralized Loan Obligation

Currencies:
€ Euro Currency
£ British Pounds
$ U.S. Dollars
AUD Australian Dollars
CAD Canadian Dollars
DKK Danish Krone
GBP British Pounds
NOK Norwegian Krone
NZD New Zealand Dollars
PLN Polish Zloty
SEK Swedish Krone
USD U.S. Dollars

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
1.     ORGANIZATION

CION Ares Diversified Credit Fund (the “Fund”) is a closed-end, diversified management investment company that is registered under the Investment Company Act of 1940, as amended (together with the rules and regulations promulgated thereunder, the “Investment Company Act”). The Fund is structured as an interval fund and continuously offers its shares. The Fund was organized as a Delaware statutory trust on June 21, 2016.

The Fund’s investment objective is to provide superior risk-adjusted returns across various market cycles by investing in a diversified portfolio of liquid and illiquid asset classes. The Fund seeks to capitalize on market inefficiencies and relative value opportunities throughout the entire global credit spectrum.

The Fund is externally managed by CION Ares Management, LLC (the “Adviser”) pursuant to an investment advisory and management agreement. The Adviser was registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 (the “Advisers Act”) on January 4, 2017. The Adviser is a joint venture between affiliates of Ares Management Corporation (“Ares Management”), a publicly traded, leading global alternative investment manager, and CION Investment Group, LLC (“CION”) and is controlled by Ares Management. The Adviser oversees the management of the Fund's activities and is responsible for making investment decisions for the Fund's portfolio. Ares Operations LLC (“Ares Operations”), a subsidiary of Ares Management, provides certain administrative and other services necessary for the Fund to operate.

2.     SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated schedule of investments has been prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund and its consolidated subsidiaries. The Fund is an investment company following accounting and reporting guidance in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include funds from time to time deposited with financial institutions. Cash and cash equivalents are carried at cost, which approximates fair value.

Concentration of Credit Risk

The Fund places its cash and cash equivalents with financial institutions and, at times, cash held in money market accounts may exceed the Federal Deposit Insurance Corporation insured limit.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains or losses are measured by the difference between the net proceeds from the repayment or sale and the amortized cost basis of the investment using the specific identification method without regard to unrealized gains or losses previously recognized, and include investments charged off during the period, net of recoveries. Unrealized gains or losses primarily reflect the change in investment values, including the reversal of previously recorded unrealized gains or losses when gains or losses are realized.

Investments for which market quotations are readily available are typically valued at such market quotations. In order to validate market quotations, the Fund looks at a number of factors to determine if the quotations are representative of fair value, including the source and nature of the quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the Board in accordance with the Fund's valuation policy (the “Valuation Policy”). The Valuation Policy is reviewed and approved at least annually by the Board. The Adviser has been authorized by the Board to utilize independent third-party pricing and valuation services to assist

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
in the valuation of each portfolio investment without a readily available market quotation in accordance with the Valuation Policy and a consistently applied valuation process.

As part of the valuation process for investments that do not have readily available market prices, the Adviser may take into account the following types of factors, if relevant, in determining the fair value of the Fund's investments: the enterprise value of a portfolio company (the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time), the nature and realizable value of any collateral, the portfolio company's ability to make payments and its earnings and discounted cash flow, the markets in which the portfolio company does business, a comparison of the portfolio company's securities to any similar publicly traded securities, changes in the interest rate environment and the credit markets, which may affect the price at which similar investments would trade in their principal markets and other relevant factors. When an external event such as a purchase transaction, public offering or subsequent sale occurs, the Adviser considers the pricing indicated by the external event to corroborate its valuation.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of the Fund's investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, the Fund could realize significantly less than the value at which the Fund has recorded it. In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned. All investments in securities are recorded at their fair value. See Note 3 for more information on the Fund's valuation process.

Interest Income Recognition

Interest income is recorded on an accrual basis and includes the accretion of discounts, amortization of premiums and payment-in-kind (“PIK”) interest. Discounts from and premiums to par value on investments purchased are accreted/amortized into interest income over the life of the respective security using the effective yield method. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rate specified in each applicable agreement, is accrued and recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. The amortized cost of investments represents the original cost adjusted for any accretion of discounts, amortization of premiums and PIK interest.

Loans are generally placed on non-accrual status when principal or interest payments are past due 30 days or more or when there is reasonable doubt that principal or interest will be collected in full. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund's judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value (i.e., typically measured as enterprise value of the portfolio company) or is in the process of collection.

Collateralized loan obligation (“CLO”) equity investments recognize investment income by utilizing an effective interest methodology based upon an effective yield to maturity utilizing projected cash flows, as required by ASC 325-40, Beneficial Interest in Securitized Financial Assets.

Dividend Income Recognition

Dividend income on preferred equity securities is recorded on an accrual basis to the extent that such amounts are payable by the portfolio company and are expected to be collected. Dividend income on common equity securities is recorded on the record date for private portfolio companies or on the ex-dividend date for publicly traded portfolio companies. To the

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
extent preferred equity securities contain PIK provisions, PIK dividends, computed at the contractual rate specified in each applicable agreement, are accrued and recorded as dividend income and added to the principal balance of the preferred equity security. PIK dividends added to the principal balance are generally collected upon redemption of the equity security.

Foreign Currency Transactions and Forward Currency Contracts

The Fund’s books and records are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, other assets and liabilities at the exchange rates prevailing at the end of the period; and (ii) purchases and sales of investment securities, income and expense at the exchange rates prevailing on the respective dates of such transactions, income or expenses.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments in the consolidated statement of operations.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments. Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

The Fund may enter into forward currency contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. The Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency contracts are obtained from an independent pricing source.

Derivative Instruments

The Fund values its derivatives at fair value with the unrealized gains or losses recorded in “net realized and unrealized gains (losses) on investments, from forward currency and derivative contracts” in the consolidated statement of operations.

Commitments and Contingencies

In the normal course of business, the Fund's investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund's custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the consolidated financial statements and reflected as an adjustment to the fair value of the related security in the consolidated schedule of investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates and such differences may be material.

3.     FAIR VALUE OF FINANCIAL INSTRUMENTS

    The Fund follows the provisions of ASC 820-10, Fair Value Measurements and Disclosures ("ASC 820-10"), which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. ASC 820-10 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure of fair value measurements. ASC 820-10 determines fair value to be the price that would be received for an investment in a current sale, which assumes an orderly transaction between market participants on the measurement date. ASC 820-10 requires the Fund to assume that the portfolio investment is sold in its principal market to market participants or, in the absence of a principal market, the most advantageous market, which may be a hypothetical market. Market participants are defined as buyers and sellers in the principal or most advantageous market that are independent, knowledgeable, and willing and able to transact. In accordance with ASC 820-10, the Fund has considered its principal market as the market in which the Fund exits its portfolio investments with the greatest volume and level of activity. ASC 820-10 specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. In accordance with ASC 820-10, these inputs are summarized in the three broad levels listed below:

•Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

    In addition to using the above inputs in investment valuations, the Fund continues to employ a Valuation Policy that is approved by the Board that is consistent with the provisions of ASC 820-10 (See Note 2 for more information). Consistent with the Fund's Valuation Policy, it evaluates the source of inputs, including any markets in which the Fund's investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund's Valuation Policy considers the fact that because there may not be a readily available market value for the investments in the Fund's portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The assets and liabilities classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)

The investments classified as Level 3 (other than as described below in the following paragraph) are typically valued using two different valuation techniques. The first valuation technique is an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company's EBITDA (generally defined as net income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues. The Fund may also use industry specific valuation analyses to determine enterprise value, such as capitalization rate analysis used in the real estate industry. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value. The second valuation technique is a yield analysis, which is typically performed for non-credit impaired debt investments in portfolio companies where the Fund does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the company and the specific investment. A key determinant of risk, among other things, is the leverage through the investment relative to the enterprise value of the portfolio company. As debt investments held by the Fund are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The fair value of CLOs is estimated based on various valuation models from third-party pricing services. The provided prices are checked using internally developed models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Private asset-backed securities classified as Level 3 are typically valued using two different valuation techniques. The first valuation technique is an analysis of the forecasted cash flows of the security. The forecasted cash flows take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, and the characteristics and condition of the underlying collateral. For equity securities, the projected cash flows are present valued using a market discount rate to determine the fair value. For debt securities, the analysis is used to determine if the borrower has the ability to repay its obligations. If it is determined that the borrower does have the ability to repay its obligations, the second valuation technique that is utilized is a yield analysis. To determine fair value using a yield analysis, a current price is imputed for the investment based upon an assessment of the expected market yield for a similarly structured investment with a similar level of risk. In the yield analysis, the Fund considers the current contractual interest rate, the maturity and other terms of the investment relative to risk of the borrower and the specific investment. As the debt investments are substantially illiquid with no active transaction market, the Fund depends on primary market data, including newly funded transactions, as inputs in determining the appropriate market yield, as applicable.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a summary of the inputs used as of September 30, 2022, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$587,130	$2,074,179	$2,661,309
Subordinated Loans	—	—	35,207	35,207
Corporate Bonds	—	142,320	35,592	177,912
Collateralized Loan Obligations	—	—	207,189	207,189
Common Stocks	2,540	—	35,636	38,176
Preferred Stocks	—	—	142,244	142,244
Private Asset-Backed Debt	—	—	42,195	42,195
Warrants	—	—	2,796	2,796
Total Investments	$2,540	$729,450	$2,575,038	$3,307,028
Derivative Assets:
Forward Currency Contracts	$—	$14,882	$—	$14,882
Purchased Equity Options	548	—	—	548
Credit Default Swaps	—	600	—	600
Derivative Liabilities:
Corporate Bonds Sold Short	—	(1,352)	—	(1,352)
Forward Currency Contracts	—	(399)	—	(399)
Written Equity Options	(225)	—	—	(225)
Credit Default Swaps	—	(303)	—	(303)

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2022:

	Senior Loans	Subordinated Loans	Corporate Bonds	Collateralized Loan Obligations	Common Stocks	Preferred Stocks	Private Asset Backed Debt	Real Estate Debt	Warrants	Total
Balance as of December 31, 2021	$1,390,028	$15,827	$12,890	$202,700	$24,558	$102,455	$19,843	$3,431	$2,821	$1,774,553
Purchases	1,139,784	34,825	24,085	206,698	28,377	52,639	29,845	37	—	1,516,290
Sales and principal redemptions	(386,764)	(15,828)	(49)	(177,946)	(24,850)	(5,452)	(6,217)	(3,508)	(2)	(620,616)
Net realized and unrealized gains (losses)	(88,792)	270	(1,353)	(24,307)	7,551	(7,398)	(1,237)	66	(23)	(115,223)
Accrued discounts (premiums)	2,243	113	19	44	—	—	(39)	(26)	—	2,354
Transfers in to Level 3(a)	30,928	—	—	—	—	—	—	—	—	30,928
Transfers out of Level 3(a)	(13,248)	—	—	—	—	—	—	—	—	(13,248)
Balance as of September 30, 2022	$2,074,179	$35,207	$35,592	$207,189	$35,636	$142,244	$42,195	$—	$2,796	$2,575,038
Net change in unrealized gains (losses) from investments held at September 30, 2022	$(89,465)	$230	$(1,355)	$(22,340)	$7,160	$(6,950)	$(866)	$—	$(25)	$(113,611)
 ________________________________________

(a)Investments were transferred into and out of Level 3 during the nine months ended September 30, 2022. Transfers between Levels 2 and 3 were as a result of changes in the observability of significant inputs or available market data for certain portfolio companies.

CION Ares Diversified Credit Fund
Notes to Consolidated Schedule of Investments (continued)
September 30, 2022 (Unaudited)
(in thousands, except per share data, percentages and as otherwise noted)
    The following table summarizes the quantitative inputs and assumptions used for investments in securities at fair value categorized as Level 3 in the fair value hierarchy as of September 30, 2022.

	Fair Value	Primary Valuation Techniques	Inputs	Estimated Range	Weighted Average(a)
Investment in securities
Senior Loans	$2,000,284	Yield Analysis	Market Yield	4.4% - 39.2%	10.7%
Senior Loans	73,895	Broker Quotes	N/A	N/A	N/A
Subordinated Loans	35,207	Yield Analysis	Market Yield	10.0% - 40.0%	11.4%
Corporate Bonds	18,323	Yield Analysis	Market Yield	11.4% - 14.0%	12.2%
Corporate Bonds	17,269	Broker Quotes	N/A	N/A	N/A
Collateralized Loan Obligations	207,189	Broker Quotes	N/A	N/A	N/A
Common Stocks	35,636	EV Market Multiple Analysis	EBITDA Multiple	3.1x - 55.9x	15.3x
Preferred Stock	142,244	EV Market Multiple Analysis	EBITDA Multiple	6.2x - 40.6x	17.7x
Private Asset-Backed Debt	42,195	Income (Other)	Constant Default Rate, Constant Prepayment Rate, Recovery Rate, Collection Rate	2.5% - 44.2% 0.0% - 41.5% 0.0% - 65.0% 48.0% - 96.3%	13.6% 27.6% 12.6% 78.4%
Warrants	2,796	EV Market Multiple Analysis	EBITDA Multiple	6.8x - 11.5x	9.6x
Total Level 3 Investments	$2,575,038
 ________________________________________

(a)Weighted averages are calculated based on fair value of investments.

Changes in market yields, discount rates or EBITDA multiples, each in isolation, may change the fair value of certain of the Fund’s investments. Generally, an increase in market yields or discount rates or decrease in EBITDA multiples may result in a decrease in the fair value of certain of the Fund’s investments.

    Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the investments may fluctuate from period to period. Additionally, the fair value of the investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values that the Fund may ultimately realize. Further, such investments are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Fund was required to liquidate a portfolio investment in a forced or liquidation sale, it could realize significantly less than the value at which the Fund has recorded it.

    In addition, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different than the unrealized gains or losses reflected in the valuations currently assigned.